   As Filed With the Securities and Exchange Commission on January 29, 1999
                                                              File No. 333-03013
                                                                        811-7607
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               ------------------

                                   FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]
                        POST-EFFECTIVE AMENDMENT NO. 7                       [X]

                                      and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]
                                 AMENDMENT NO. 8                             [X]


               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
               -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                          1221 Avenue of the Americas
                            New York, New York 10020
                  ------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 548-7786
                                                           --------------

                          Harold J. Schaaff, Jr., Esq.
             Morgan Stanley Dean Witter Investment Management Inc.
             1221 Avenue of the Americas, New York, New York 10020
          ------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:

Michael F. Klein, Esq.                                       Richard W. Grant, Esq.
Morgan Stanley Dean Witter Investment Management Inc.        Morgan, Lewis & Bockius LLP
1221 Avenue of the Americas                                  1701 Market Street
New York, NY  10020                                          Philadelphia, PA  19103



--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

                 immediately upon filing pursuant to paragraph (b) of Rule 485.
           ----
                 on [ date ] pursuant to paragraph (b) of Rule 485.
           ----
                 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
           ----
                 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
           ----
             X   on April 1, 1999 pursuant to paragraph (a) of Rule 485.
           ----

--------------------------------------------------------------------------------

                                                                     MAY 1, 1999





MONEY MARKET PORTFOLIO
To maximize current income and preserve capital while maintaining high levels of liquidity.








A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Money Market Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").


TABLE OF CONTENTS
                                                                     Page
                                                                     ----



INVESTMENT SUMMARY..................................................   1
ADDITIONAL RISKS AND INFORMATION....................................   2
INVESTMENT ADVISER..................................................   3
MANAGEMENT FEE......................................................   3
ACCOUNT POLICIES....................................................   4
WHERE TO FIND ADDITIONAL INFORMATION................................   6

INVESTMENT SUMMARY

                            Money Market Portfolio

Objective:     To maximize current income and preserve capital while maintaining high levels of liquidity.

Approach:      The Portfolio invests in high quality money market instruments with effective maturities of 397 days or less. In selecting investments, the Adviser seeks to maintain a share price of $1.00 per share

Process: The Adviser assesses current and projected market and economic conditions, particularly interest rates. Based on this analysis, the Adviser uses gradual shifts in average maturity to manage the Portfolio conservatively. The Adviser selects particular money market securities that it believes offer the most attractive risk/return trade-off. Portfolio investments are primarily U.S. government and agency obligations, corporate debt and bank obligations that pay fixed or variable rates of interest.

Risk: The Fund may be appropriate for investors who want to minimize the risk of loss of principal and maintain liquidity of their investment, and at the same time receive a return on their investment. The Portfolio invests only in money market instruments that the Adviser believes present minimal credit risk. However, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

               Performance Information

               There is no performance information for the Money Market Portfolio since it has not been in operation for a full calendar year.

               You may obtain the current 7-day yield of the Money Market Portfolio by calling 1-800-281-2715.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Money Market Instruments

The Portfolio will invest in a diversified portfolio of high quality, short-term money market instruments. Money market instruments may include certificates of deposits, bankers' acceptances, commercial paper, U.S. Treasury securities, and some municipal securities and repurchase agreements. In selecting these investments, the Adviser follows strict rules about credit risk, maturity and diversification of the Portfolio's investments. For example, the Portfolio's money market instruments will be rated within the two highest categories assigned by a recognized rating organization or, if not rated, are of comparable quality as determined by the Adviser. In addition, these instruments will have a maximum maturity of 397 days or less.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.

INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

ASSETS                                FEE
-----------------------------------------
First $500 million.................  0.30%
-----------------------------------------
From $500 million to $1 billion....  0.25%
-----------------------------------------
More than $1 billion...............  0.20%
-----------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.55% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of 12:00 noon Eastern Standard Time on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

The Money Market Portfolio seeks to maintain a stable net asset value per share of $1.00 by valuing portfolio securities using "amortized cost." Amortized cost involves valuing a portfolio security at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. This method of valuation does not take into account any unrealized gains or losses or the impact of fluctuating interest rates on the market value of portfolio securities. While using amortized cost provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it sold the security.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio declares dividends daily and distributes its investment income monthly. The Portfolio makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www._____________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999


FIXED INCOME PORTFOLIO
Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fixed Income Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").


TABLE OF CONTENTS


                                                                        Page
                                                                        ----
INVESTMENT SUMMARY.....................................................   1
ADDITIONAL RISKS AND INFORMATION.......................................   3
INVESTMENT ADVISER.....................................................   6
MANAGEMENT FEE.........................................................   6
PORTFOLIO MANAGERS.....................................................   7
PERFORMANCE OF THE ADVISER.............................................   7
ACCOUNT POLICIES.......................................................   8
FINANCIAL HIGHLIGHTS...................................................  10
WHERE TO FIND ADDITIONAL INFORMATION...................................  11

INVESTMENT SUMMARY

                            Fixed Income Portfolio

Objective:  Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Approach:   The Portfolio invests in a diversified portfolio of fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities, including to a limited extent, foreign fixed income securities. The Portfolio invests primarily in investment grade securities, but may also invest a portion of its assets in high yield securities, also known as junk bonds. The
            Adviser may use derivatives in managing the Portfolio. The average weighted maturity of the Portfolio will generally be greater than 5 years.

Process: The Adviser actively manages the maturity and duration of the Portfolio in anticipation of long-term trends in interest rates and inflation. Depending on the Adviser's outlook for the economy, interest rates and inflation, the Adviser may lengthen or shorten the Portfolio's average maturity or duration. The portfolio managers as a team determine the Portfolio's overall maturity and duration targets and sector allocations. The portfolio managers then individually select particular securities for the Portfolio in various sectors within those overall guidelines.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities in the hope of earning above average total return. Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

            The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

            The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

            Performance Information

            The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                 ---------------------------------------------
                 PERFORMANCE
                 Commenced operations as of January 2, 1997
                 ---------------------------------------------
                        9.93%


                 ---------------------------------------------

                       1997                         1998
                 ---------------------------------------------
                   HIGH (QUARTER)               LOW (QUARTER)
                   mo/yr - mo/yr                mo/yr - mo/yr
                      xx.xx%                        xx.xx%
                 ---------------------------------------------

        Average Annual Total Return for periods ended December 31, 1998

-----------------------------------------------------------------------
                      Fixed Income Portfolio     Salomon Smith Barney
                      (commenced operations on   Broad Investment Grade
                      January 2, 1997)           Bond Index*
-----------------------------------------------------------------------
Past One Year
-----------------------------------------------------------------------
Since Inception
-----------------------------------------------------------------------


*The Salomon Smith Barney Broad Investment Grade Bond Index is a fixed income market-capitalization index, including U.S. Treasury, agency, mortgage and investment grade (BBB or better) corporate securities with maturities of one year and with amounts outstanding of at least $25 million. The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.
As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Fixed Income Securities

Generally, fixed income securities decrease in value as interest rates rise and vice versa. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates. Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures it exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in responses to changes in interest rates as compared with a portfolio with a higher duration.

Foreign Investing

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do no otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

High Yield Securities

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities

Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, the ability to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year

2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MAS and its institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

                   -----------------------------------------
                   ASSETS.............................  FEE
                   -----------------------------------------
                      ................................
                   First $500 million................. 0.40%
                   -----------------------------------------
                   From $500 million to $1 billion.... 0.35%
                   -----------------------------------------
                   More than $1 billion............... 0.30%
                   -----------------------------------------

However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.70% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MAS received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Fixed Income Portfolio-- Thomas L. Bennett, Kenneth B. Dunn and Richard B. Worley. Thomas L. Bennett, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1984. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds High Yield Portfolio in 1985, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Special Purpose Fixed Income and Balanced Portfolios in 1992 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Bennett is Chairman of the Board of Trustees of MAS Funds, a member of the Executive Committee of MAS and a Director of MAS Fund Distributors, Inc. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from University of Cincinnati. Kenneth B. Dunn, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Fixed Income and Domestic Fixed Income Portfolios in 1987, the MAS Funds Fixed Income II Portfolio in 1990, the MAS Funds Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992, and the MAS Funds Municipal and PA Municipal Portfolios in 1994. Mr. Dunn received a B.S. and an M.B.A. from The Ohio State University and a Ph.D. from Purdue University. Richard B. Worley, a Managing Director of Morgan Stanley, joined MAS in 1978. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Balanced and Special Purpose Fixed Income Portfolios in 1992, the MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Worley received a B.A. in Economics from University of Tennessee and attended the Graduate School of Economics at University of Texas. Messrs. Bennett, Dunn, and Worley have shared primary responsibility for managing the Portfolio's assets since its inception.


PERFORMANCE OF THE ADVISER

The Adviser manages the Fixed Income Portfolio of MAS Funds, Inc. ("MAS Funds") which served as the model for this Portfolio of the Fund. The Fixed Income Portfolio of the MAS

Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the Fixed Income Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' Fixed Income Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Fixed Income Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Fixed Income Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' Fixed Income Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.

--------------------------------------------------------------------------------------------------------------------
                                                                        Average     Average     Average
                                                                        Annual      Annual      Annual
                           Total       Total      Total      Total      Total       Total       Total       Average
                          Return      Return      Return     Return     Return      Return      Return      Annual
                           One        Three        Five       Ten       Three        Five        Ten         Total
                           Year       Years       Years      Years      Years       Years       Years       Return
Fund         Inception    Ended       Ended       Ended      Ended      Ended       Ended       Ended        Since
Name           Date      12/31/98    12/31/98    12/31/98   12/31/98   12/31/98    12/31/98    12/31/98    Inception
--------------------------------------------------------------------------------------------------------------------
Fixed         11/14/84
 Income
--------------------------------------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by __________________________, whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                      Period From
Selected Per Share Data        Year Ended        January 2, 1997* to
and Ratios                  December 31, 1998     December 31, 1997
------------------------    -----------------   --------------------
Net Asset Value, Beginning
 of Period..................                            $ 10.00
                                                        -------

Income From Investment
 Operations
 Net Investment Income......                               0.46
 Net Realized and
  Unrealized Gain...........                               0.53
                                                        -------
 Total From Investment
  Operations................                               0.99
                                                        -------
Distributions
 Net Investment Income......                              (0.45)

 Net Realized
  Gain......................                              (0.13)
                                                        -------
 Total Distributions........                              (0.58)
                                                        -------

Net Asset Value, End of
 Period.....................                            $ 10.41
                                                        =======
Total Return................                               9.93%
                                                        =======

Ratios and Supplemental
 Data:
Net Assets, End of
 Period (000's).............                            $12,760
Ratio of Expenses to
 Average Net Assets.........                               0.70%**
Ratio of Net Investment
 Income to Average Net
 Assets.....................                               5.66%**
Portfolio Turnover Rate.....                                185%
---------------------------------------------------------------------
Effect of Voluntary
 Expense Limitation
 During the Period:
  Per Share Benefit to Net
   Investment Income.......                             $  0.08
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets..................                                1.71%**
  Net Investment Income
   to Average Net
   Assets..................                                4.65%**

---------------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION

Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.______.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



HIGH YIELD PORTFOLIO
Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The High Yield Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").


TABLE OF CONTENTS

                                                                        Page
                                                                        ----

INVESTMENT SUMMARY....................................................    1
ADDITIONAL RISKS AND INFORMATION......................................    3
INVESTMENT ADVISER....................................................    6
MANAGEMENT FEE........................................................    6
PORTFOLIO MANAGERS....................................................    7
PERFORMANCE OF THE ADVISER............................................    7
ACCOUNT POLICIES......................................................    8
FINANCIAL HIGHLIGHTS..................................................   10
WHERE TO FIND ADDITIONAL INFORMATION..................................   11

INVESTMENT SUMMARY

                             High Yield Portfolio

Objective:  Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of high yield securities.

Approach:   The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in other fixed income securities, including U.S. Government securities, mortgage securities, and investment grade corporate bonds. The
            Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Adviser may use derivatives in managing the Portfolio. The average weighted maturity of the Portfolio will generally be greater than 5 years.

Process: The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with high yield securities in the hope of earning above-average total return. Market prices of the Portfolio's fixed income securities holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

            Performance Information

            The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                 ---------------------------------------------
                 PERFORMANCE
                 ---------------------------------------------
                 Commenced operations as of January 2, 1997
                 ---------------------------------------------
                        13.53%

                 ---------------------------------------------

                       1997                        1998
                 ---------------------------------------------
                   HIGH (QUARTER)               LOW (QUARTER)
                   mo/yr - mo/yr                mo/yr - mo/yr
                      xx.xx%                        xx.xx%
                 ---------------------------------------------


        Average Annual Total Return for periods ended December 31, 1998

--------------------------------------------------------------------------------
                          High Yield Portfolio          Salomon Smith Barney
                        (commenced operations on      High-Yield Market Index*
                            January 2, 1997)
--------------------------------------------------------------------------------
Past One Year
--------------------------------------------------------------------------------
Since Inception
--------------------------------------------------------------------------------


*The Salomon Smith Barney High Yield Market Index includes public, non-convertible corporate bond issues with at least one year remaining to maturity and $50 billion in par amount outstanding which carry a below investment grade quality rating from either Standard & Poor's or Moody's Rating Services. The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.
As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Fixed Income Securities

Generally, fixed income securities decrease in value as interest rates rise and vice versa. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates. Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures it exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience lee price volatility in responses to changes in interest rates as compared with a portfolio with a higher duration.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Foreign Investing

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do no otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most locations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Mortgage Securities

Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, the ability to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MAS and its institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

                   -----------------------------------------
                   ASSETS                               FEE
                   -----------------------------------------
                   First $500 million................  0.50%
                   -----------------------------------------
                   From $500 million to $1 billion...  0.45%
                   -----------------------------------------
                   More than $1 billion..............  0.40%
                   -----------------------------------------

However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.80% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MAS received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

High Yield Portfolio-- Stephen F. Esser, Robert E. Angevine and Thomas L. Bennett. Stephen F. Esser, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1988. He assumed responsibility for the MAS Funds High Yield Portfolio in 1989. Mr. Esser holds a B.S. from University of Delaware. Robert Angevine, a Principal of Morgan Stanley and a Portfolio Manager for high yield investments, joined Morgan Stanley in October 1988. Mr. Angevine received an M.B.A. from Fairleigh Dickinson University and a B.A. in Economics from Lafayette College. Thomas L. Bennett, a Managing Director of Morgan Stanley, joined MAS in 1984. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds High Yield Portfolio in 1985, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Special Purpose Fixed Income and Balanced Portfolios in 1992 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Bennett is Chairman of the Board of Trustees of MAS Funds, a member of the Executive Committee of MAS and a Director of MAS Fund Distributors, Inc. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from University of Cincinnati. Messrs. Esser, Bennett and Angevine have shared primary responsibility for managing the Portfolio's assets since its inception.


PERFORMANCE OF THE ADVISER

The Adviser manages the High Yield Portfolio of MAS Funds, Inc. ("MAS Funds") which served as the model for this Portfolio of the Fund. The High Yield Portfolio of the MAS Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the High Yield Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' High Yield Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the High Yield Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the High Yield Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' High Yield Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.

---------------------------------------------------------------------------------------------------
                                                                Average      Average
                                                                Annual       Annual
                              Total       Total      Total      Total        Total        Average
                             Return      Return      Return     Return       Return       Annual
                              One Year   Three        Five      Three         Five Years   Total
                             Ended       Years       Years      Years        Ended        Return
Fund            Inception   12/31/98     Ended       Ended      Ended       12/31/98       Since
Name              Date                  12/31/98    12/31/98   12/31/98                  Inception
---------------------------------------------------------------------------------------------------
High Yield        2/28/89
---------------------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by __________________________, whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                           Period from
Selected Per Share Data          Year Ended            January 2, 1997* to
and Ratios                    December 31, 1998         December 31, 1997
-----------------------       -----------------        -------------------
Net Asset Value, Begin-
 ning of Period........                                      $ 10.00
                                                             -------
Income From Investment
 Operations
 Net Investment In-
  come.................                                         0.63
 Net Realized and
  Unrealized Gain......                                         0.72
                                                             -------
 Total From Investment
  Operations...........                                         1.35
                                                             -------
Distributions
 Net Investment In-
  come.................                                        (0.63)

 Net Realized
  Gain.................                                        (0.13)
                                                             -------
 Total Distributions...                                        (0.76)
                                                             -------
Net Asset Value, End of
 Period................                                      $ 10.59
                                                             =======
Total Return...........                                        13.53%
                                                             =======
Ratios and Supplemental
 Data:
Net Assets, End of
 Period (000's)........                                      $12,490
Ratio of Expenses to
 Average Net Assets....                                         0.81%**
Ratio of Expenses to
 Average Net Assets
 Excluding Interest
 Expense...............                                         0.80%**
Ratio of Net Investment
 Income to Average Net
 Assets................                                         7.41%**
Portfolio Turnover
 Rate..................                                           78%
----------------------------------------------------------------------------
Effect of Voluntary
 Expense Limitation
 During the Period:
 Per Share Benefit to
  Net Investment
  Income...............                                      $  0.08
Ratios Before Expense
 Limitation:
 Expenses to Average
  Net Assets...........                                         1.68%**
 Net Investment Income
  to Average Net
  Assets...............                                         6.53%**

----------------------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION

Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www._____________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



CORE EQUITY
Above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities of large companies.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Core Equity Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").


TABLE OF CONTENTS

                                                                        Page
                                                                        ----

INVESTMENT SUMMARY.....................................................   1
ADDITIONAL RISKS AND INFORMATION.......................................   2
INVESTMENT ADVISER.....................................................   3
MANAGEMENT FEE.........................................................   3
PORTFOLIO MANAGERS.....................................................   4
PERFORMANCE OF THE ADVISER.............................................   5
ACCOUNT POLICIES.......................................................   6
WHERE TO FIND ADDITIONAL INFORMATION...................................   7

INVESTMENT SUMMARY

                             Core Equity Portfolio


Objective:  Above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities of large companies.

Approach:   The Portfolio invests primarily in common stocks and other equity securities of large companies. The Portfolio also makes targeted investments in stocks of small companies and invests to a limited extent in foreign equity securities.

Process: A team of portfolio managers, organized into "value" and "growth" units, manages the Portfolio. While the Portfolio's overall sector allocation is driven by bottom-up stock selection, the Adviser tries to diversify the Portfolio's investments across market sectors, seeking the best values within each sector.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements.

            Performance Information

            There is no performance information for the Core Equity Portfolio since it has not commenced operations as of the date of this Prospectus.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Investing

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do no otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MAS and its institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

                   ------------------------------------------
                            ASSETS                       FEE
                   ------------------------------------------
                   First $500 million.................  0.55%
                   ------------------------------------------
                   From $500 million to $1 billion....  0.50%
                   ------------------------------------------
                   More than $1 billion...............  0.45%
                   ------------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.85% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Core Equity Portfolio-- Arden C. Armstrong, Philip W. Friedman, James J. Jolinger, Nicholas J. Kovich, Robert J. Marcin, Gary G. Schlarbaum and Brian Kramp. Arden C. Armstrong, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1986. She assumed responsibility for the MAS Funds Mid Cap Growth Portfolio in 1990, the MAS Funds Growth Portfolio in 1993 and the MAS Funds Equity Portfolio in 1994. Ms. Armstrong received a B.A. (Magna Cum Laude) in Economics from Brown University, an M.B.A. from the Wharton School at University of Pennsylvania and is a Chartered Financial Analyst. Philip W. Friedman is a Managing Director of Morgan Stanley and MSDW Investment Management and is head of the Institutional Equity Group of MSDW Investment Management. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSDW Investment Management in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds a Masters of Management from the J. L. Kellogg School of Management at Northwestern University. James J. Jolinger, a Vice President of Morgan Stanley, joined MAS in 1994. He served as Equity Analyst for Oppenheimer Capital from 1987-1994. Nicholas J. Kovich, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds Equity Portfolio in 1994. Mr. Kovich received a B.S. in Chemical Engineering and an M.B.A. from University of Kansas. Robert J. Marcin, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds Value Portfolio in 1990 and the MAS Fund s Equity Portfolio in 1994. Mr. Marcin holds a B.A. (Cum Laude) from Dartmouth College and is a Chartered Financial Analyst. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from University of Pennsylvania. Brian Kramp, a Vice President of Morgan Stanley, joined MAS in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors from 1985-1997. Ms. Armstrong and Messrs. Friedman, Jolinger, Kovich, Marcin, Schlarbaum and Kramp have shared primary responsibility for managing the Portfolio's assets since its inception.


PERFORMANCE OF THE ADVISER

The Adviser manages the Equity Portfolio of MAS Funds, Inc. ("MAS Funds") which served as the model for this Portfolio of the Fund. The Equity Portfolio of the MAS Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the Equity Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' Equity Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Equity Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Equity Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' Equity Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.

--------------------------------------------------------------------------------------------------------------------
                                                                       Average     Average     Average
                                                                       Annual      Annual      Annual
                          Total       Total      Total      Total      Total       Total       Total       Average
                         Return      Return      Return     Return     Return      Return      Return      Annual
                          One        Three        Five       Ten       Three        Five        Ten         Total
                          Year       Years       Years      Years      Years       Years       Years       Return
Fund        Inception    Ended       Ended       Ended      Ended      Ended       Ended       Ended        Since
Name          Date      12/31/98    12/31/98    12/31/98   12/31/98   12/31/98    12/31/98    12/31/98    Inception
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Equity       11/14/84
--------------------------------------------------------------------------------------------------------------------

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

WHERE TO FIND ADDITIONAL INFORMATION

Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.___________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



EQUITY GROWTH PORTFOLIO
Long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies.







A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Equity Growth Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").


TABLE OF CONTENTS

INVESTMENT SUMMARY........................................................ 1
ADDITIONAL RISKS AND INFORMATION.......................................... 3
INVESTMENT ADVISER........................................................ 5
MANAGEMENT FEE............................................................ 5
PORTFOLIO MANAGERS........................................................ 6
PERFORMANCE OF THE ADVISER................................................ 6
ACCOUNT POLICIES.......................................................... 7
FINANCIAL HIGHLIGHTS...................................................... 9
WHERE TO FIND ADDITIONAL INFORMATION......................................10

INVESTMENT SUMMARY

                            Equity Growth Portfolio

Objective:     Long-term capital appreciation by investing primarily in growth-
               oriented equity securities of medium and large capitalization companies.

Approach:      The Adviser seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The universe of eligible companies generally includes those with market capitalizations of $500 million or more. The Adviser emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund.

Process: The Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on well established companies with consistent or rising earnings growth records and compelling business strategies. The Adviser continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the Adviser closely monitors analysts' expectations to ascertain issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser considers selling securities of issuers that no longer meet its criteria.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, mid to large capitalization growth-oriented equity securities, may under perform relative to other sectors.

               Performance Information

               The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                  ---------------------------------------------
                  PERFORMANCE
                  ---------------------------------------------
                  Commenced operations as of January 2, 1997
                  ---------------------------------------------
                     33.05%

                  ---------------------------------------------
                        1997                       1998
                  ---------------------------------------------
                  HIGH (QUARTER)               LOW (QUARTER)
                  ---------------------------------------------
                  mo/yr - mo/yr                mo/yr - mo/yr
                     xx.xx%                       xx.xx%
                  ---------------------------------------------


           Average Annual Return for periods ended December 31, 1998

                  Equity Growth Portfolio                      Standard & Poor's
                  (commenced operations on                       500 Composite
                      January 2, 1997)                              Index*
--------------------------------------------------------------------------------
Past One Year
--------------------------------------------------------------------------------
Since Inception
--------------------------------------------------------------------------------

* The S&P 500 is a stock index comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation. The S&P 500 is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Investing

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems.

The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

                             ASSETS                  FEE
                ------------------------------------------
                First $500 million.................  0.55%
                ------------------------------------------
                From $500 million to $1 billion....  0.50%
                ------------------------------------------
                More than $1 billion...............  0.45%
                ------------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.85% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MSDW Investment Management received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Equity Growth Portfolio-- Philip W. Friedman, Margaret K. Johnson and William S. Auslander. Philip W. Friedman is a Managing Director of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley") and is head of the Institutional Equity Group of MSDW Investment Management. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSDW Investment Management in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds a Masters of Management from the J. L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of MSDW Investment Management and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSDW Investment Management in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William S. Auslander is a Principal of MSDW Investment Management and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. He joined MSDW Investment Management in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSDW Investment Management, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Ms. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.


PERFORMANCE OF THE ADVISER

The Adviser manages the Equity Growth Portfolio of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") which served as the model for this Portfolio of the Fund. The Equity Growth Portfolio of MSDWIF has substantially the same investment objectives, policies and strategies as this Portfolio of the Fund.
In addition, the Adviser intends this Portfolio of the Fund and the Equity Growth Portfolio of MSDWIF to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics.

Past investment performance of the Class A Shares of the MSDWIF Equity Growth Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Equity Growth Portfolio of MSDWIF is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Equity Growth Portfolio of MSDWIF. The investment performance of the Class A Shares of the MSDWIF Equity Growth Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.

                                                                    Average        Average
                                                                    Annual         Annual       Average
                            Total       Total          Total         Total          Total       Annual
                           Return       Return         Return        Return        Return        Total
                           One Year   Three Years    Five Years   Three Years    Five Years      Return
              Ineption      Ended        Ended         Ended         Ended          Ended         Since
Fund Name       Date       12/31/98     12/31/98      12/31/98      12/31/98       12/31/98     Inception
---------       ----       ---------    --------      --------      --------       --------     ---------
-----------------------------------------------------------------------------------------------------------
Equity            4/2/91
Growth
-----------------------------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by __________________________, whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                           Period from
Selected Per Share Data          Year Ended            January 2, 1997* to
and Ratios                    December 31, 1998         December 31, 1997
-----------------------       -----------------        -------------------
Net Asset Value, Begin-
 ning of Period........                                      $ 10.00
                                                             -------
Income From Investment
 Operations
 Net Investment In-
  come.................                                         0.02
 Net Realized and
  Unrealized Gain......                                         3.27
                                                             -------
 Total From Investment
  Operations...........                                         3.29
                                                             -------
Distributions
 Net Investment In-
  come.................                                        (0.02)
 Net Realized Gain.....                                        (0.53)
                                                             -------
 Total Distributions...                                        (0.55)
                                                             -------
Net Asset Value, End of
 Period................                                      $ 12.74
                                                             =======
Total Return...........                                        33.05%
                                                             =======
Ratios and Supplemental
 Data:
Net Assets, End of
 Period (000's)........                                      $12,419
Ratio of Expenses to
 Average Net Assets....                                         0.85%**
Ratio of Net Investment
 Income to Average Net
 Assets................                                         0.41%**
Portfolio Turnover
 Rate..................                                          172%
----------------------------------------------------------------------------
Effect of Voluntary
 Expense Limitation
 During the Period:
 Per Share Benefit to
  Net Investment
  Income...............                                      $  0.07
Ratios Before Expense
 Limitation:
 Expenses to Average
  Net Assets...........                                         2.05%**
 Net Investment
  Loss to Average Net
  Assets...............                                        (0.80)%**

----------------------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.______________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



VALUE PORTFOLIO
Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.










A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Value Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").


TABLE OF CONTENTS

                                                                         Page
                                                                         ----

INVESTMENT SUMMARY........................................................ 1
ADDITIONAL RISKS AND INFORMATION.......................................... 3
INVESTMENT ADVISER........................................................ 4
MANAGEMENT FEE............................................................ 4
PORTFOLIO MANAGERS........................................................ 5
PERFORMANCE OF THE ADVISER................................................ 5
ACCOUNT POLICIES.......................................................... 6
FINANCIAL HIGHLIGHTS...................................................... 8
WHERE TO FIND ADDITIONAL INFORMATION...................................... 9

INVESTMENT SUMMARY

                                Value Portfolio

Objective:     Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Approach:      The Portfolio invests primarily in common stocks and other equity securities with equity capitalizations greater than $1.5 billion.
               The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends based on other value characteristics. The Portfolio may invest, to a limited extent in foreign equity securities.

Process: The Adviser narrows the Portfolio's universe of possible investments through a three part analysis. The Adviser selects stocks having the lowest price/earnings ratios. The Adviser applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. The Adviser also may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over periods of time, underperform a portfolio of growth stocks.

               Performance Information

               The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                      ---------------------------------------------
                      PERFORMANCE
                      ---------------------------------------------
                      Commenced operations as of January 2, 1997
                         20.98%

                      ---------------------------------------------
                      ---------------------------------------------
                          1997                          1998
                      ---------------------------------------------
                      HIGH (QUARTER)               LOW (QUARTER)
                      mo/yr - mo/yr                mo/yr - mo/yr
                         xx.xx%                       xx.xx%
                      ---------------------------------------------


        Average Annual Total Return for periods ended December 31, 1998

 -----------------------------------------------------------------------------------------------------------------
                                                  Value Portfolio                        Standard & Poor's
                                              (commenced operations on                     500 Composite
                                                  January 2, 1997)                            Index*
 -----------------------------------------------------------------------------------------------------------------
Past One Year
-----------------------------------------------------------------------------------------------------------------
Since Inception
-----------------------------------------------------------------------------------------------------------------
* The S&P 500 is a stock index comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more.  These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation.  The S&P 500 is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.  The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Investing

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do no otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MAS and it institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

------------------------------------------------------------
ASSETS                                            FEE
------------------------------------------------------------
First $500 million.............................. 0.55%
------------------------------------------------------------
From $500 million to $1 billion................. 0.50%
------------------------------------------------------------
More than $1 billion............................ 0.45%
------------------------------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.85% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MAS received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Value Portfolio-- Robert J. Marcin, Richard M. Behler and Nicholas J. Kovich. Robert J. Marcin, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1988. He assumed responsibility for the MAS Funds Value Portfolio in 1990 and the MAS Fund s Equity Portfolio in 1994. Mr. Marcin holds a B.A. (Cum Laude) from Dartmouth College and is a Chartered Financial Analyst. Richard M. Behler, a Principal of Morgan Stanley, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management and as Senior Vice President for Merrill Lynch Economics from 1987 through 1992. He assumed responsibility for the MAS Fund's Value Portfolio in 1996. Mr. Behler received a B.A. (Cum Laude) in Economics from Villanova University and an M.A. and a Ph.D. in Economics from the University of Notre Dame. Nicholas J. Kovich, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds Equity Portfolio in 1994. Mr. Kovich received a B.S. in Chemical Engineering and an M.B.A. from University of Kansas. Mr. Behler and Mr. Marcin have shared primary responsibility for managing the Portfolio's assets since its inception. Mr. Kovich assumed responsibilities with the Value Portfolio in 1997.


PERFORMANCE OF THE ADVISER

The Adviser manages the Value Portfolio of MAS Funds, Inc. ("MAS Funds") which served as the model for this Portfolio of the Fund. The Value Portfolio of the MAS Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund.

In addition, the Adviser intends this Portfolio of the Fund and the Value Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' Value Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Value Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Value Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' Value Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.


-------------------------------------------------------------------------------------------------------------------
                                                                      Average     Average     Average
                                                                      Annual      Annual      Annual
                         Total       Total      Total      Total      Total       Total       Total       Average
                        Return      Return      Return     Return     Return      Return      Return      Annual
                         One        Three        Five       Ten       Three        Five        Ten         Total
                         Year       Years       Years      Years      Years       Years       Years       Return
  Fund     Inception    Ended       Ended       Ended      Ended      Ended       Ended       Ended        Since
  Name       Date      12/31/98    12/31/98    12/31/98   12/31/98   12/31/98    12/31/98    12/31/98    Inception
  ----     ---------   --------    --------    --------   --------   --------    --------    --------    ---------
-------------------------------------------------------------------------------------------------------------------
Value        11/5/84
-------------------------------------------------------------------------------------------------------------------

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by __________________________, whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                           Period from
Selected Per Share Data          Year Ended            January 2, 1997* to
and Ratios                    December 31, 1998         December 31, 1997
-----------------------       -----------------        -------------------
Net Asset Value, Begin-
 ning of Period........                                      $ 10.00
                                                             -------
Income From Investment
 Operations
 Net Investment In-
  come.................                                         0.10
 Net Realized and
  Unrealized Gain......                                         1.99
                                                             -------
 Total From Investment
  Operations...........                                         2.09
                                                             -------
Distributions
 Net Investment In-
  come.................                                        (0.10)
 In Excess of Net In-
  vestment Income......                                         0.00 +
 Net Realized Gain.....                                        (0.21)
 In Excess of Net Real-
  ized Gain............                                         0.00 +
                                                             -------
 Total Distributions...                                        (0.31)
                                                             -------
Net Asset Value, End of
 Period................                                      $ 11.78
                                                             =======
Total Return...........                                        20.98%
                                                             =======
Ratios and Supplemental
 Data:
Net Assets, End of
 Period (000's)........                                      $14,664
Ratio of Expenses to
 Average Net Assets....                                         0.85%**
Ratio of Net Investment
 Income to Average Net
 Assets................                                         1.70%**
Portfolio Turnover
 Rate..................                                           34%
----------------------------------------------------------------------------
Effect of Voluntary
 Expense Limitation
 During the Period:
 Per Share Benefit to
  Net Investment
  Income...............                                      $  0.06
Ratios Before Expense
 Limitation:
 Expenses to Average
  Net Assets...........                                         1.87%**
 Net Investment Income
  to Average Net
  Assets...............                                         0.68%**

----------------------------------------------------------------------------

 *Commencement of operations

**Annualized

 +Amount is less than $0.01 per share.

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.____________________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



MID CAP GROWTH
Long-term capital growth by investing primarily in common stocks and other equity securities.







A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Mid Cap Growth Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").

TABLE OF CONTENTS
                                                                            Page
                                                                            ----
INVESTMENT SUMMARY........................................................... 1
ADDITIONAL RISKS AND INFORMATION............................................. 3
INVESTMENT ADVISER........................................................... 4
MANAGEMENT FEE............................................................... 4
PORTFOLIO MANAGERS........................................................... 5
PERFORMANCE OF THE ADVISER................................................... 5
ACCOUNT POLICIES............................................................. 6
WHERE TO FIND ADDITIONAL INFORMATION......................................... 8

INVESTMENT SUMMARY

                           Mid Cap Growth Portfolio


Objective:     Long-term capital growth by investing primarily in common stocks and other equity securities.

Approach:      The Adviser particularly focuses on the expectations of stock analysts and invests the Portfolio in stocks of companies that it believes will report earnings growth exceeding analysts' expectations. The equity capitalization of these companies will generally match those in the S&P Mid Cap 400 Index (currently
               $500 million to $6 billion). The Portfolio may invest to a limited extent in foreign equity securities.

Process: The Adviser uses a quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, the Adviser evaluates the valuation of the stocks to eliminate from consideration the most overvalued stocks. The Adviser also follows a strict sell discipline. The Portfolio sells stocks when their earnings revision scores fall to unacceptable levels, fundamental research reveals unfavorable trends, or their valuations exceed levels that are reasonable in relation to the stocks' growth prospects.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risk and uncertainties of investing in mid-cap equity securities in the hope of earning superior total returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid- cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies.

               Portfolio Information

               There is no performance information for the Mid Cap Growth Portfolio since it has not commenced operations as of the date of this Prospectus.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Investing

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do no otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MAS and its institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

               ------------------------------------------
                       ASSETS                       FEE
               ------------------------------------------
               First $500 million.................  0.75%
               ------------------------------------------
               From $500 million to $1 billion....  0.70%
               ------------------------------------------
               More than $1 billion...............  0.65%
               ------------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.05% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Mid Cap Growth Portfolio-Arden C. Armstrong and Abhi Y Kanitkar. Arden C. Armstrong, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1986. She assumed responsibility for the MAS Funds Mid Cap Growth Portfolio in 1990, the MAS Funds Growth Portfolio in 1993 and the MAS Funds Equity Portfolio in 1994. Ms. Armstrong received a B.A. (Magna Cum Laude) in Economics from Brown University, an M.B.A. from the Wharton School at University of Pennsylvania and is a Chartered Financial Analyst. Abhi Y. Kanitkar, a Vice-President of Morgan Stanley, joined MAS in 1994. He served as an Investment Analyst from 1993 through 1994 for Newbold's Asset Management and as Director & Investment Analyst from 1990 through 1993 for Kanitkar Investment Services, Inc. He assumed responsibility for the MAS Fund's Mid Cap Growth Portfolio in 1996. Mr. Kanitkar received a B.S. (Magna Cum Laude, Tau Beta Pi) in Electrical Engineering from University of Michigan and an M.B.A. from the Wharton School at University of Pennsylvania. Ms. Armstrong and Mr. Kanitkar have shared primary responsibility for managing the Portfolio's assets since its inception.


PERFORMANCE OF THE ADVISER

The Adviser manages the Mid Cap Growth Portfolio of MAS Funds, Inc. ("MAS Funds") which served as the model for this Portfolio of the Fund. The Mid Cap Growth Portfolio of the MAS Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the Mid Cap Growth Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' Mid Cap Growth Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Mid Cap Growth Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Mid Cap Growth Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' Mid Cap Growth Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.


                                                            Average     Average
                                                            Annual      Annual
                          Total       Total      Total       Total       Total       Average
                          Return     Return      Return     Return       Return      Annual
                           One        Three       Five       Three        Five        Total
                           Year       Years      Years       Years       Years       Return
  Fund       Inception    Ended       Ended       Ended      Ended       Ended        Since
  Name         Date      12/31/98    12/31/98    12/31/98   12/31/98    12/31/98    Inception
  ----         ----      --------    --------    --------   -------     --------    ---------
----------------------------------------------------------------------------------------------
Mid            3/30/90
Cap
Growth
----------------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

WHERE TO FIND ADDITIONAL INFORMATION

Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.______________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



MID CAP VALUE PORTFOLIO
Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.



A Portfolio of        Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Mid Cap Value Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").



TABLE OF CONTENTS

                                       Page
                                       ----

INVESTMENT SUMMARY......................  1
ADDITIONAL RISKS AND INFORMATION........  3
INVESTMENT ADVISER......................  4
MANAGEMENT FEE..........................  4
PORTFOLIO MANAGERS......................  5
PERFORMANCE OF THE ADVISER..............  5
ACCOUNT POLICIES........................  6
FINANCIAL HIGHLIGHTS....................  8
WHERE TO FIND ADDITIONAL INFORMATION....  9

INVESTMENT SUMMARY

                            Mid Cap Value Portfolio

Objective:  Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Approach:   The Portfolio focuses on stocks that the Adviser believes are undervalued based on its proprietary measures of value. While value stocks typically pay dividends, the Portfolio may purchase stocks that do not pay dividends if they possess other value characteristics. The equity capitalization of the companies the Portfolio invests in will generally match those in the S&P MidCap
            400 Index (currently $500 million to $6 billion). The Portfolio may invest to a limited extent in foreign equity securities.

Process: The Adviser continually measures the relative attractiveness of the Portfolio's current holdings against potential purchases, analyzing each security on a fundamental basis. The Portfolio's holdings typically will have lower price/earnings ratios than the average stock included in the S&P MidCap 400 Index. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in mid-cap equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid-cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger or smaller companies.

            Performance Information

            The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


PERFORMANCE
Commenced operations as of January 2, 1997
---------------------------------------------
      40.93%

---------------------------------------------
      1997                         1998
---------------------------------------------
  HIGH (QUARTER)               LOW (QUARTER)
  mo/yr - mo/yr                mo/yr - mo/yr
     xx.xx%                        xx.xx%
---------------------------------------------


        Average Annual Total Return for periods ended December 31, 1998

                             Mid Cap Value Portfolio      Standard & Poor's
                            (commenced operations on       MidCap 400 Index*
                                January 2, 1997)

------------------------------------------------------------------------------
Past One Year
------------------------------------------------------------------------------
Since Inception
------------------------------------------------------------------------------


*The S&P MidCap 400 Index is a value weighted index. The companies chosen for the Index generally have market values between $800 million and $3 billion, depending on current market valuation and represent a broad range of industry segments within the U.S. economy. The index is a hpothetical measure of performance based on the ups and downs of securities that make up its market.
 As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Investing

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do no otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short-and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MAS and its institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

ASSETS                                FEE
-----------------------------------------
First $500 million.................. 0.75%
-----------------------------------------
From $500 million to $1 billion..... 0.70%
-----------------------------------------
More than $1 billion................ 0.65%
-----------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.05% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MAS received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Mid Cap Value Portfolio--William B. Gerlach, Gary G. Schlarbaum, Bradley S. Daniels and Chris Leavy. William B. Gerlach, a Vice President of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1991. He served as a Programmer in Applications Software Development at Alphametrics Corporation from 1987 through 1991 and as a Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates from 1984 through 1987. He holds a B.A. in Economics from Haverford College. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from University of Pennsylvania. Bradley S. Daniels, a Vice President of Morgan Stanley, joined MAS in 1985. Chris Leavy joined MAS in 1997. He served as a Portfolio Manager for Capitoline Investment Services from 1995-1997; a Portfolio Manager for Premier Trust Company from 1994 to 1995; and as a Research Analyst for Leavy Investment Management from 1993-1994. Messrs. Gerlach, Schlarbaum, Daniels and Leavy have had primary responsibility for managing the Portfolio's assets since its inception.


PERFORMANCE OF THE ADVISER

The Adviser manages the Mid Cap Value Portfolio of MAS Funds, Inc. ("MAS Funds") which served as the model for this Portfolio of the Fund. The Mid Cap Value Portfolio of the MAS

Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the Mid Cap Value Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' Mid Cap Value Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Mid Cap Value Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Mid Cap Value Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' Mid Cap Value Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.


                                                        Average Annual
                          Total Return   Total Return    Total Return    Average Annual
                            One Year      Three Years     Three Years     Total Return
    Fund       Inception      Ended          Ended           Ended            Since
    Name         Date       12/31/98        12/31/98        12/31/98        Inception
    ----       --------   ------------    -----------   --------------   ---------------
---------------------------------------------------------------------------------------
Mid Cap Value  12/30/94
----------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by __________________________, whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                          Period from
Selected Per Share Data          Year Ended            January 2, 1997* to
and Ratios                    December 31, 1998         December 31, 1997
-----------------------       -----------------        -------------------
Net Asset Value, Begin-
 ning of Period........                                   $ 10.00
                                                          -------
Income From Investment
 Operations
 Net Investment In-
  come.................                                      0.02
 Net Realized and
  Unrealized Gain......                                      4.05
                                                          -------
 Total From Investment
  Operations...........                                      4.07
                                                          -------
Distributions
 Net Investment In-
  come.................                                     (0.02)
 Net Realized Gain.....                                     (0.73)
                                                          -------
 Total Distributions...                                     (0.75)
                                                          -------
Net Asset Value, End of
 Period................                                   $ 13.32
                                                          =======
Total Return...........                                     40.93%
                                                          =======
Ratios and Supplemental
 Data:
Net Assets, End of
 Period (000's)........                                   $11,461
Ratio of Expenses to
 Average Net Assets....                                      1.05%**
Ratio of Net Investment
 Income to Average Net
 Assets................                                      0.19%**
Portfolio Turnover
 Rate..................                                       141%
----------------------------------------------------------------------------
Effect of Voluntary
 Expense Limitation
 During the Period:
 Per Share Benefit to
  Net Investment
  Income...............                                   $  0.08
Ratios Before Expense
 Limitation:
 Expenses to Average
  Net Assets...........                                      2.13%**
 Net Investment
  Loss to Average Net
  Assets...............                                     (0.89)%**

----------------------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.________________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



U.S. REAL ESTATE PORTFOLIO
Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs").



A Portfolio of          Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The U.S. Real Estate Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").


TABLE OF CONTENTS
                                                      Page
                                                      ----
INVESTMENT SUMMARY...................................   1
ADDITIONAL RISKS AND INFORMATION.....................   3
INVESTMENT ADVISER...................................   5
MANAGEMENT FEE.......................................   6
PORTFOLIO MANAGERS...................................   6
PERFORMANCE OF THE ADVISER...........................   7
ACCOUNT POLICIES.....................................   7
FINANCIAL HIGHLIGHTS.................................   9
WHERE TO FIND ADDITIONAL INFORMATION.................  10

INVESTMENT SUMMARY

                          U. S. Real Estate Portfolio

Objective:     Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs").

Approach:      The Adviser seeks a combination of current income and long-term gain by constructing a portfolio of equity securities of companies that are in the U.S. real estate business. The
               Portfolio focuses on REITs as well as real estate operating companies and diversifies its investments as to issuers, property types and region. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Process: The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of the U.S. real estate market in the hope of earning current income and long-term gain while diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. These risks may be intensified because the Portfolio is non-diversified which means it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified. In addition, at times the Portfolio's market sector, U.S. real estate securities, may underperform relative to other sectors.

               Investing in REITs exposes investors to the risks of owning real estate directly as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). The Portfolio will invest primarily in equity REITs. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

               Performance Information

               The following bar chart and table show the performance of the Portfolio over the last year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

PERFORMANCE
 Commenced operations on March 3, 1997
----------------------------------------

                  1998
----------------------------------------
   HIGH (QUARTER)        LOW (QUARTER)
    mo/yr - mo/yr        mo/yr - mo/yr
       xx.xx%                xx.xx%
----------------------------------------


        Average Annual Total Return for period ended December 31, 1998


                                         U.S. Real Estate Portfolio                National Association of
                                          (commenced operations on                 Real Estate Investment
                                               March 3, 1997)                      Trusts (NAREIT) Equity
                                                                                           Index*

Past One Year
                                ---------------------------------------------------------------------------------
Since Inception
                                ---------------------------------------------------------------------------------

*The NAREIT Equity Index is an unmanaged market weighted index of tax-qualified
 REITS listed on the New York and American Stock Exchanges and the NASDAQ National Market System (including dividends). The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.
                                       2

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Real Estate Investing

The Portfolio invests in companies that are mainly in the real estate business (that is, they either (i) derived at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) have at least 50% of the fair market value of their assets invested in residential, commercial or industrial real estate). As a result, these companies (and, therefore, the Portfolio) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic over-building. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes on values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.

MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

ASSETS                                FEE
-----------------------------------------
First $500 million.................. 0.80%
-----------------------------------------
From $500 million to $1 billion..... 0.75%
-----------------------------------------
More than $1 billion................ 0.70%
-----------------------------------------

However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.10% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MSDW Investment Management received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

U.S. Real Estate Portfolio -- Theodore R. Bigman and Douglas A. Funke. Theodore
R. Bigman joined Morgan Stanley & Co. Incorporated ("Morgan Stanley") in 1995 and currently is a Principal of the Adviser and Morgan Stanley. He has primary responsibility for managing the Adviser's global real estate securities business. Prior to joining the Adviser, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of the Adviser and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining the Adviser, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts. Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Douglas A.

Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.


PERFORMANCE OF THE ADVISER

The Adviser manages the U.S. Real Estate Portfolio of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") which served as the model for this Portfolio of the Fund. The U.S. Real Estate Portfolio of MSDWIF has substantially the same investment objectives, policies and strategies as this Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the U.S. Real Estate Portfolio of MSDWIF to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics.

Past investment performance of the Class A Shares of the MSDWIF U.S. Real Estate Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the U.S. Real Estate Portfolio of MSDWIF is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the U.S. Real Estate Portfolio of MSDWIF. The investment performance of the Class A Shares of the MSDWIF U.S. Real Estate Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.

                                                                           Average Annual
                                        Total Return      Total Return      Total Return      Average Annual
                                          One Year        Three Years       Three Years       Total Return
     Fund Name        Inception Date   Ended 12/31/98    Ended 12/31/98    Ended 12/31/98    Since Inception
-------------------   --------------   --------------    --------------    --------------    ---------------
-------------------------------------------------------------------------------------------------------------
U.S. Real Estate          2/24/95
-------------------------------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

    The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by___________________________ whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.


                                                       Period from
                                                         March 3,
                                                         1997* to
Selected Per Share Data and         Year Ended         December 31,
Ratios                           December 31, 1998         1997
---------------------------      -----------------     ------------
Net Asset Value, Beginning
 of Period.................                              $ 10.00
                                                         -------
Income From Investment
 Operations
  Net Investment Income....                                 0.17
  Net Realized and
   Unrealized Gain.........                                 1.61
                                                         -------
    Total From Investment
     Operations............                                 1.78
                                                         -------
Distributions
  Net Investment Income....                                (0.17)
  Net Realized Gain........                                (0.20)
                                                         -------
    Total Distributions....                                (0.37)
                                                         -------
Net Asset Value, End of
 Period....................                              $ 11.41
                                                         =======
Total Return...............                                17.99%
                                                         =======
Ratios and Supplemental
 Data:
Net Assets, End of Period
 (000's)...................                              $13,055
Ratio of Expenses to
 Average Net Assets........                                 1.10%**
Ratio of Net Investment
 Income to Average Net
 Assets....................                                 3.14%**
Portfolio Turnover Rate....                                  114%
---------------------------------------------------------------------
Effect of Voluntary Expense
 Limitation During the
 Period:
  Per Share Benefit to Net
   Investment Income.......                              $  0.07
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets..................                                 2.32%**
  Net Investment Income
   to Average Net
   Assets..................                                 1.92%**

---------------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.____________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330);
(2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



INTERNATIONAL FIXED INCOME PORTFOLIO
Above-average total return over a market cycle of three to five years by investing primarily in investment grade foreign bonds.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The International Fixed Income Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").


TABLE OF CONTENTS

                                                                Page
                                                                ----

INVESTMENT SUMMARY................................................1
ADDITIONAL RISKS AND INFORMATION..................................3
INVESTMENT ADVISER................................................5
MANAGEMENT FEE....................................................5
PORTFOLIO MANAGERS................................................6
PERFORMANCE OF THE ADVISER........................................7
ACCOUNT POLICIES..................................................7
WHERE TO FIND ADDITIONAL INFORMATION..............................9

INVESTMENT SUMMARY

                      International Fixed Income Portfolio

Objective:     Above-average total return over a market cycle of three to five years by investing primarily in investment grade foreign bonds.

Approach:      The Portfolio invests primarily in high grade foreign fixed income securities. The Portfolio may invest to a limited degree in high yield securities and emerging market fixed income securities. The Adviser may use derivatives in managing the Portfolio. The average weighted maturity of the Portfolio will generally be greater than 5 years.

Process: The portfolio management team determines the desired country, currency and duration exposures for the Portfolio. The Adviser manages the Portfolio's duration and exposure to particular countries and currencies by conducting fundamental research on relative values and analyzing economic, interest rate and exchange rate trends. The portfolio managers select particular securities for the Portfolio in various sectors within the overall guidelines set by the team.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks of investing in investment grade international fixed income securities in the hope of achieving above-average total return while diversifying your investment portfolio. Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

               Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

               The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

               Performance Information

               There is no performance information for the International Fixed Income Portfolio since it has not commenced operations as of the date of this Prospectus.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Fixed Income Securities

Generally, fixed income securities decrease in value as interest rates rise and vice versa. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates. Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures it exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in responses to changes in interest rates as compared with a portfolio with a higher duration.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most locations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

High Yield Securities

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.

INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MAS and its institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.

MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

-------------------------------------------------------
           ASSETS                            FEE
-------------------------------------------------------
First $500 million.......................   0.50%
-------------------------------------------------------
From $500 million to $1 billion..........   0.45%
-------------------------------------------------------
More than $1 billion.....................   0.40%
-------------------------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.80% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

International Fixed Income Portfolio-- J. David Germany, Michael Kushma, Paul F. O'Brien and Richard B Worley. J. David Germany, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1991. He assumed responsibility for the MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Germany holds an A.B. from Princeton University and a Ph.D. in Economics from Massachusetts Institute of Technology. Michael Kushma, a Principal of Morgan Stanley, joined Morgan Stanley in 1988. He assumed responsibility for the Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") Global Fixed Income and MSDWIF International Fixed Income Portfolios in 1996. Mr. Kushma holds an A.B. from Princeton University, an M.S. from London School of Economics and an M.A. in Philosophy from Columbia University. Paul F. O'Brien, a Principal of Morgan Stanley, joined MAS in 1996. He served as Head of European Economics from 1993 through 1995 for JP Morgan and as Principal Administrator from 1991 through 1992 for the Organization for Economic Cooperation and Development. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios in 1996. Mr. O'Brien attended the United States Naval Academy, holds a B.S. from Massachusetts Institute of Technology and a Ph.D. in Economics from University of Minnesota. Richard B. Worley, a Managing Director of Morgan Stanley, joined MAS in 1978. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Balanced and Special Purpose Fixed Income Portfolios in 1992, the MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Worley received a B.A. in Economics from University of Tennessee and attended the Graduate School of Economics at University of Texas. Messrs. Germany, Kushma, O'Brien and Worley have shared primary responsibility for managing the Portfolio's assets since its inception.

PERFORMANCE OF THE ADVISER

The Adviser manages the International Fixed Income Portfolio of MAS Funds, Inc. ("MAS Funds") which served as the model for this Portfolio of the Fund. The International Fixed Income Portfolio of the MAS Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the International Fixed Income Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' International Fixed Income Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the International Fixed Income Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the International Fixed Income Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' International Fixed Income Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.






--------------------------------------------------------------------------------------------
                                                                  Average
                                  Total                         Annual Total      Average
                               Return One     Total Return      Return Total   Annual Total
      Fund         Inception   Year Ended     Three Years        Years Ended   Return Since
      Name           Date       12/31/98     Ended 12/31/98       12/31/98      Inception
      ----           ----       --------     --------------       --------      ---------
--------------------------------------------------------------------------------------------
International      4/29/94
Fixed Income
--------------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.______________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



EMERGING MARKETS DEBT PORTFOLIO
High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Emerging Markets Debt Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").


TABLE OF CONTENTS

                                                                        Page
                                                                        ----

INVESTMENT SUMMARY....................................................    1
ADDITIONAL RISKS AND INFORMATION......................................    4
INVESTMENT ADVISER....................................................    7
MANAGEMENT FEE........................................................    7
PORTFOLIO MANAGERS....................................................    7
PERFORMANCE OF THE ADVISER............................................    8
ACCOUNT POLICIES......................................................    9
FINANCIAL HIGHLIGHTS..................................................   11
WHERE TO FIND ADDITIONAL INFORMATION..................................   12

INVESTMENT SUMMARY

                        Emerging Markets Debt Portfolio

Objective:  High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach:   The Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process: The Adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The Adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability and commitment to reform. In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (i) spread duration; (ii) current yield; (iii) real interest rates; and
            (iv) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use hedging strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets in the hope of earning superior total return and diversifying your investment portfolio. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities are more volatile in price. The Portfolio invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. At times the Portfolio's market sector, emerging markets debt securities, may underperform relative to other sectors. In addition, the Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

            Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

            Performance Information

            The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                   ----------------------------------------
                   PERFORMANCE
                   ----------------------------------------
                   Commenced operations on June 16, 1997
                   ----------------------------------------


                   ----------------------------------------

                                     1998
                   ----------------------------------------
                    HIGH (QUARTER)           LOW (QUARTER)
                    mo/yr - mo/yr            mo/yr - mo/yr
                        xx.xx%                   xx.xx%
                   ----------------------------------------

        Average Annual Total Return for periods ended December 31, 1998

--------------------------------------------------------------------------------
                    Emerging Markets Debt Portfolio        JP Morgan Emerging
                     (commenced operations on June      Markets Bond Plus Index*
                              16, 1997)
--------------------------------------------------------------------------------
Past One Year
--------------------------------------------------------------------------------
Since Inception
--------------------------------------------------------------------------------

*The J.P. Morgan Emerging Markets Bond Plus Index is a market weighted index composed of Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments outstanding and includes Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Poland, Russia, South Africa and Venezuela. The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the portfolio.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most locations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Fixed Income Securities

Generally, fixed income securities decrease in value as interest rates rise and vice versa. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates. Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures it exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience lee price volatility in responses to changes in interest rates as compared with a portfolio with a higher duration.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most locations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

High Yield Securities

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.

INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

                   -----------------------------------------
                   ASSETS                               FEE
                   -----------------------------------------
                   First $500 million................. 0.80%
                   -----------------------------------------
                   From $500 million to $1 billion.... 0.75%
                   -----------------------------------------
                   More than $1 billion............... 0.70%
                   -----------------------------------------

However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.30% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MSDW Investment Management received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Emerging Markets Debt Portfolio--Thomas L. Bennett, Stephen F. Esser and Abigail
L. McKenna. Thomas L. Bennett, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1984. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds

Domestic Fixed Income Portfolio in 1987, the MAS Funds High Yield Portfolio in 1985, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Special Purpose Fixed Income and Balanced Portfolios in 1992 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Bennett is Chairman of the Board of Trustees of MAS Funds, a member of the Executive Committee of MAS and a Director of MAS Fund Distributors, Inc. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from University of Cincinnati. Stephen F. Esser, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds High Yield Portfolio in 1989. Mr. Esser holds a B.S. from University of Delaware. Abigail L. McKenna joined MSDW Investment Management in 1996 and is a Principal of MSDW Investment Management and Morgan Stanley. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSDW Investment Management, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Messrs. Bennett and Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.


PERFORMANCE OF THE ADVISER

The Adviser manages the Emerging Markets Debt Portfolio of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") which served as the model for this Portfolio of the Fund. The Emerging Markets Debt Portfolio of MSDWIF has substantially the same investment objectives, policies and strategies as this Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the Emerging Markets Debt Portfolio of MSDWIF to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics.

Past investment performance of the Class A Shares of the MSDWIF Emerging Markets Debt Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Emerging Markets Debt Portfolio of MSDWIF is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Emerging Markets Debt Portfolio of MSDWIF. The investment performance of the Class A Shares of the MSDWIF Emerging Markets Debt Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.

-------------------------------------------------------------------------------------------------------------
                                       Total                      Average         Average
                           Total       Return      Total           Annual          Annual          Average
                           Return      Three       Return       Total Return    Total Return       Annual
                          One Year     Years      Five Years     Three Years      Five Years    Total Return
   Fund       Inception    Ended       Ended        Ended          Ended           Ended           Since
   Name          Date     12/31/98    12/31/98     12/31/98       12/31/98        12/31/98       Inception
-------------------------------------------------------------------------------------------------------------
Emerging
 Markets       2/1/94
 Debt
-------------------------------------------------------------------------------------------------------------

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by___________________________ whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                         Period from
                                                           June 16,
                                                           1997* to
Selected Per Share Data and           Year Ended         December 31,
Ratios                             December 31, 1998         1997
---------------------------        -----------------     ------------
Net Asset Value, Beginning
 of Period.................                                $ 10.00
                                                           -------
Income From Investment
 Operations
  Net Investment Income....                                   0.28
  Net Realized and
   Unrealized Loss.........                                  (0.22)
                                                           -------
    Total From Investment
     Operations............                                   0.06
                                                           -------
Distributions
  Net Investment Income....                                  (0.27)
  Net Realized Gain........                                  (0.02)
  In Excess of Net Realized
   Gain....................                                  (0.10)
                                                           -------
    Total Distributions....                                  (0.39)
                                                           -------
Net Asset Value, End of
 Period....................                                $  9.67
                                                           =======
Total Return...............                                   0.76%
                                                           =======
Ratios and Supplemental
 Data:
Net Assets, End of Period
 (000's)...................                                $26,378
Ratio of Expenses to
 Average Net Assets........                                   1.35%**
Ratio of Expenses to Average
 Net Assets Excluding Interet
 Expense...................                                   1.30%**
Ratio of Net Investment
 Income to Average Net
 Assets....................                                   8.10%**
Portfolio Turnover Rate....                                    173%
------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
During the Period:
  Per Share Benefit to Net
   Investment Income.......                                $  0.02
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets..................                                   2.06%**
  Net Investment Income
   to Average Net
   Assets..................                                   7.39%**

-------------------------------------------              ---------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION

Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www._____.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



GLOBAL EQUITY PORTFOLIO
Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Global Equity Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").


TABLE OF CONTENTS

INVESTMENT SUMMARY................................................................ 1
ADDITIONAL RISKS AND INFORMATION.................................................. 3
INVESTMENT ADVISER................................................................ 5
MANAGEMENT FEE.................................................................... 5
PORTFOLIO MANAGERS................................................................ 5
PERFORMANCE OF THE ADVISER........................................................ 6
ACCOUNT POLICIES.................................................................. 6
FINANCIAL HIGHLIGHTS.............................................................. 9
WHERE TO FIND ADDITIONAL INFORMATION..............................................10

INVESTMENT SUMMARY

                            Global Equity Portfolio

Objective:     Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S.
               issuers.

Approach:      The Adviser seeks to maintain a diversified portfolio of global equity securities based on individual stock selection. The
               Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

Process: The Adviser selects securities for investment from a universe of eligible issuers consisting of approximately 3,200 companies in the Morgan Stanley Capital International (MSCI) World Index. The Adviser expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The Adviser initially conducts quantitative screening designed to identify undervalued issuers, based on price-to-book value, price-to-cash flow and other value-oriented criteria. Analysts then conduct fundamental analysis on the 25% of issuers that quantitative screening indicates are most undervalued. They focus on criteria such as financial structure, strategic value of assets, franchise, products and management. In addition, the Adviser typically visits each company prior to investing. The Adviser continually scrutinizes Portfolio holdings to insure that they remain on its list of the 25% most undervalued companies in the global equity universe.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign and domestic equity securities, may underperform relative to other sectors.

               Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

               Performance Information

               The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

-----------------------------------------------------
PERFORMANCE
-----------------------------------------------------
Commenced operations on January 2, 1997

-----------------------------------------------------
   20.04%

-----------------------------------------------------

   1997                            1998
-----------------------------------------------------
HIGH (QUARTER)                 LOW (QUARTER)
mo/yr - mo/yr                  mo/yr - mo/yr
   xx.xx%                         xx.xx%
-----------------------------------------------------


           Average Annual Return for periods ended December 31, 1998


------------------------------------------------------------------------------------------------------------------------------------
                                               Global Equity Portfolio                  Morgan Stanley Capital
                                             (commenced operations on                  International (MSCI)
                                                January 2, 1997)                          World Index*
------------------------------------------------------------------------------------------------------------------------------------
Past One Year
------------------------------------------------------------------------------------------------------------------------------------
Since Inception
------------------------------------------------------------------------------------------------------------------------------------

*The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries and the Asia/Pacific Region (includes dividends). The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short-and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.

INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

                      ASSETS                         FEE
                ------------------------------------------------
                First $500 million                   0.80%
                ------------------------------------------------
                From $500 million to $1 billion      0.75%
                ------------------------------------------------
                More than $1 billion                 0.70%
                ------------------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.15% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MSDW Investment Management received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individual has primary day-to-day portfolio management responsibilities for the Portfolio:

Global Equity Portfolio-- Frances Campion, Richard Boon and Paul Boyne. Frances Campion joined MSDW Investment Management in January 1990 as a Global Equity Fund Manager and is now a Managing Director of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Her responsibilities include day-to-day management of the Global Equity product. Prior to joining MSDW Investment Management, Ms. Campion was a U.S. equity analyst with Lombard Odier Limited where she had responsibility for the management of global portfolios. She is a graduate of University College, Dublin. Richard Boon joined the MSDW Investment Management's Global Equity team in London in September 1995 and became a Principal in December 1998. In addition to portfolio construction, his responsibilities include security analysis on North American and Australasian equities. Prior to joining MSDW Investment Management, he spent seven years in investment banking, working for Deutsche Bank as a member of their Equity Capital Markets Group; advising the UK Post Office on its proposed privatization; and with Ord Minnett Securities in their Mergers & Acquisitions division. He is a graduate of both Canterbury and Victoria Universities, New Zealand. Mr. Boon is individually registered in the UK with the Investment Management Regulatory Organisation. Paul Boyne joined MSDW Investment Management, London in 1993 after working as a Chartered Accountant with Grant Thornton International in Dublin. At MSDW Investment Management, he assists in the implementation of the Global Equity Program and the analysis of North American and Irish equities. He is currently completing a post-graduate degree with University College, Dublin. Mr. Boyne became a Principal in December 1998. Mr. Boyne is individually registered in the UK with the Investment Management Regulatory Organisation. Ms. Campion has had primary responsibility for managing the Portfolio's assets since its inception. Messrs. Boon and Boyne have shared primary responsibility for managing the Portfolio's assets since _________.


PERFORMANCE OF THE ADVISER

The Adviser manages the Global Equity Portfolio of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") which served as the model for this Portfolio of the Fund. The Global Equity Portfolio of MSDWIF has substantially the same investment objectives, policies and strategies as this Portfolio of the Fund.
In addition, the Adviser intends this Portfolio of the Fund and the Global Equity Portfolio of MSDWIF to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics.

Past investment performance of the Class A Shares of the MSDWIF Global Equity Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Global Equity Portfolio of MSDWIF is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Global Equity Portfolio of MSDWIF. The investment performance of the Class A Shares of the MSDWIF Global Equity Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.

-----------------------------------------------------------------------------------------------------------
Fund Name      Inception     Total         Total         Total        Average        Average      Average
---------        Date        Return        Return        Return       Annual         Annual        Annual
                 ----       One Year     Three Years    Five Years     Total         Total         Total
                             Ended         Ended         Ended        Return         Return        Return
                            12/31/98      12/31/98      12/31/98     Three Years    Five Years      Since
                            --------      --------      --------       Ended         Ended        Inception
                                                                     12/31/98       12/31/98      ---------
                                                                     --------       --------
-----------------------------------------------------------------------------------------------------------
Global         7/15/92
Equity
-----------------------------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by___________________________ whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                              Period from
                                               January 2,
                                Year Ended      1997* to
Selected Per Share Data and    December 31,   December 31,
Ratios                             1998           1997
---------------------------    ------------   ------------
Net Asset Value, Beginning
 of Period.................                     $ 10.00
                                                -------
Income From Investment
 Operations
  Net Investment Income....                        0.08
  Net Realized and
   Unrealized Gain.........                        1.92
                                                -------
    Total From Investment
     Operations............                        2.00
                                                -------
Distributions
  Net Investment Income....                       (0.08)
  Net Realized Gain........                       (0.18)
                                                -------
    Total Distributions....                       (0.26)
                                                -------
Net Asset Value, End of
 Period....................                     $ 11.74
                                                =======
Total Return...............                       20.04%
                                                =======
Ratios and Supplemental
 Data:
Net Assets, End of Period
 (000's)...................                     $14,707
Ratio of Expenses to
 Average Net Assets........                        1.15%**
Ratio of Net Investment
 Income to Average Net
 Assets....................                        1.24%**
Portfolio Turnover Rate....                          20%
-----------------------------------------------------------------
Effect of Voluntary Expense
 Limitation During the
 Period:
  Per Share Benefit to Net
   Investment Income.......                     $  0.09
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets..................                        2.43%**
  Net Investment
   Loss to Average Net
   Assets..................                       (0.04)%**

-----------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www._____.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



INTERNATIONAL MAGNUM
Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The International Magnum Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").



                               TABLE OF CONTENTS
                                           Page
                                           ----

INVESTMENT SUMMARY.......................  1
ADDITIONAL RISKS AND INFORMATION.........  4
INVESTMENT ADVISER.......................  5
MANAGEMENT FEE...........................  6
PORTFOLIO MANAGER........................  6
PERFORMANCE OF THE ADVISER...............  7
ACCOUNT POLICIES.........................  7
FINANCIAL HIGHLIGHTS.....................  9
WHERE TO FIND ADDITIONAL INFORMATION      10

INVESTMENT SUMMARY

                         International Magnum Portfolio

Objective:   Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Approach:    The Adviser seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, the Adviser uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.

Process: The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams from the Adviser's Asset Allocation Committee, which is made up of several of the Adviser's most senior investment officers. Once the allocations to Europe, Asia and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's finances, products and management, typically meeting with each company's management before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of non-U.S. issuers in the hope of earning superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors.

          Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

          Performance Information

          The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


PERFORMANCE
Commenced operations on January 2, 1997
------------------------------------------
     7.31%

------------------------------------------

1997                                  1998
------------------------------------------
HIGH (QUARTER)             LOW (QUARTER)
mo/yr - mo/yr              mo/yr - mo/yr
   xx.xx%                     xx.xx%
------------------------------------------


                Average Annual Total Return for periods ended December 31, 1998
======================================================================================================
                              International Magnum Portfolio                     MSCI EAFE Index*
                             (commenced operations on January 2, 1997)
Past One Year
-----------------------------------------------------------------------------------------------------

Since Inception
---------------------------------------------------------------------------------------------------

*The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes). The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:


ASSETS                                FEE
-----------------------------------------
First $500 million.................. 0.80%
-----------------------------------------
From $500 million to $1 billion..... 0.75%
-----------------------------------------
More than $1 billion................ 0.70%
-----------------------------------------

However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.15% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MSDW Investment Management received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGER

The following individual has primary day-to-day portfolio management responsibilities for the Portfolio:

International Magnum Portfolio-- Francine J. Bovich. Francine J. Bovich, a Managing Director of MSDW Investment and Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MSDW Investment Management in 1993. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. ("Westwood"), a registered investment adviser. Ms. Bovich serves as the U.S. Representative to the United Nations Investment Committee. She holds a B.A. in

Economics from Connecticut College and an M.B.A. in Finance from New York University. Ms. Bovich has had primary responsibility for managing the Portfolio since its inception.


PERFORMANCE OF THE ADVISER

The Adviser manages the International Magnum Portfolio of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") which served as the model for this Portfolio of the Fund. The International Magnum Portfolio of MSDWIF has substantially the same investment objectives, policies and strategies as this Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the International Magnum Portfolio of MSDWIF to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics.

Past investment performance of the Class A Shares of the MSDWIF International Magnum Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the International Magnum Portfolio of MSDWIF is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the International Magnum Portfolio of MSDWIF. The investment performance of the Class A Shares of the MSDWIF International Magnum Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.


                                             Total Return One       Average Annual Total
                                                   Year            Return Since Inception
       Fund Name          Inception Date      Ended 12/31/98
-----------------------   --------------

------------------------------------------------------------------------------------------
International Magnum             3/15/96
------------------------------------------------------------------------------------------



ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.


Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by___________________________ whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                           Period from
                                                           January 2,
                                                            1997* to
Selected Per Share Data and              Year Ended       December 31,
Ratios                                December 31, 1998       1997
---------------------------           -----------------   -------------
Net Asset Value, Beginning
 of Period.................                                  $ 10.00
                                                             -------
Income From Investment
 Operations
  Net Investment Income....                                     0.13
  Net Realized and
   Unrealized Gain.........                                     0.59
                                                             -------
    Total From Investment
     Operations............                                     0.72
                                                             -------
Distributions
  Net Investment Income....                                    (0.32)
  Net Realized Gain........                                    (0.02)
                                                             -------
    Total Distributions....                                    (0.34)
                                                             -------
Net Asset Value, End of
 Period....................                                  $ 10.38
                                                             =======
Total Return...............                                     7.31%
                                                             =======
Ratios and Supplemental
 Data:
Net Assets, End of Period
 (000's)...................                                  $18,855
Ratio of Expenses to
 Average Net Assets........                                     1.16%**
Ratio of Expenses to
 Average Net Assets
 Excluding Interest
 Expense...................                                     1.15%**
Ratio of Net Investment
 Income to Average Net
 Assets....................                                     1.43%**
Portfolio Turnover Rate....                                       41%
------------------------------------------------------------------------------
Effect of Voluntary Expense
 Limitation During the
 Period:
  Per Share Benefit to Net
   Investment Income.......                                  $  0.15
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets..................                                     2.78%**
  Net Investment
   Loss to Average Net
   Assets..................                                    (0.19)%**

------------------------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.______.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



EMERGING MARKETS EQUITY PORTFOLIO
Long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Emerging Markets Equity Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").


TABLE OF CONTENTS

                                                                          Page
                                                                          ----
INVESTMENT SUMMARY.......................................................... 1
ADDITIONAL RISKS AND INFORMATION............................................ 4
INVESTMENT ADVISER.......................................................... 5
MANAGEMENT FEE.............................................................. 6
PORTFOLIO MANAGERS.......................................................... 6
PERFORMANCE OF THE ADVISER.................................................. 7
ACCOUNT POLICIES............................................................ 8
FINANCIAL HIGHLIGHTS........................................................10
WHERE TO FIND ADDITIONAL INFORMATION........................................11

INVESTMENT SUMMARY

                       Emerging Markets Equity Portfolio


Objective:     Long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.

Approach:      The Adviser seeks to maximize returns by investing primarily in growth-oriented equity securities in undervalued emerging markets and, from time to time, in fixed income securities. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that focus on shareholder value.

Process: The Adviser's global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests within countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To manage risk, the Adviser emphasizes thorough macroeconomic and fundamental research.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets in the hope of earning superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, emerging markets equity securities, may underperform relative to other sectors.

               Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.


               Performance Information

               The following bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

                       ------------------------------------------
                       PERFORMANCE
                       ------------------------------------------
                       Commenced operations on October 1, 1996
                       ------------------------------------------

                           0.52%

                       ------------------------------------------
                       1997                                  1998
                       ------------------------------------------
                       HIGH (QUARTER)             LOW (QUARTER)
                       mo/yr - mo/yr              mo/yr - mo/yr
                         xx.xx%                      xx.xx%
                       ------------------------------------------


        Average Annual Total Return for periods ended December 31, 1998


----------------------------------------------------------------------------------------------------------------
                                          Emerging Markets Equity                 IFC Global Total Return
                                                 Portfolio                           Composite Index*
                                          (commenced operations on
                                             October 1, 1996)
----------------------------------------------------------------------------------------------------------------
Past One Year
----------------------------------------------------------------------------------------------------------------
Since Inception
----------------------------------------------------------------------------------------------------------------

*The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (includes dividends).  The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore, and most countries located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:


              ASSETS                                FEE
              ------------------------------------------------
              First $500 million.................. 1.25%
              ------------------------------------------------
              From $500 million to $1 billion..... 1.20%
              ------------------------------------------------
              More than $1 billion................ 1.15%
              ------------------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.75% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MSDW Investment Management received a fee equal to ___% of the Portfolio's average daily net assets for management services.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:


Emerging Markets Equity Portfolio -- Robert L. Meyer and Andy Skov. Robert L. Meyer joined MSDW Investment Management in 1989 and is a Managing Director of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). He is head of and a Portfolio Manager of the Emerging Markets Equity Group. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSDW Investment Management in 1994. He is a Principal of MSDW Investment Management and Morgan Stanley and a Portfolio Manager of the Emerging Markets Equity Group. Prior to joining MSDW Investment Management, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Mr. Meyer has shared primary responsibility for managing the Portfolio's assets since September 1997. Mr. Skov has shared primary responsibility for managing the Portfolio's assets since October 1998.


PERFORMANCE OF THE ADVISER

The Adviser manages the Emerging Markets Portfolio of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") which served as the model for this Portfolio of the Fund. The Emerging Markets Portfolio of MSDWIF has substantially the same investment objectives, policies and strategies as this Portfolio of the Fund.
In addition, the Adviser intends this Portfolio of the Fund and the Emerging Markets Portfolio of MSDWIF to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics.

Past investment performance of the Class A Shares of the MSDWIF Emerging Markets Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Emerging Markets Portfolio of MSDWIF is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Emerging Markets Portfolio of MSDWIF. The investment performance of the Class A Shares of the MSDWIF Emerging Markets Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.


-------------------------------------------------------------------------------------------------------------
                                                     Total         Average         Average
                            Total       Total       Return         Annual          Annual          Average
                           Return      Return     Five Years    Total Return    Total Return       Annual
   Fund       Inception    One Year    Three        Ended       Three Years      Five Years      Total Return
   Name         Date       Ended       Years       12/31/98        Ended           Ended           Since
   ----         ----      12/31/98     Ended       --------       12/31/98        12/31/98        Inception
                          --------    12/31/98                    --------        --------        ---------
                                      --------
-------------------------------------------------------------------------------------------------------------
Emerging
 Markets      9/25/92
-------------------------------------------------------------------------------------------------------------

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by __________________________, whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                          Period from
                                                           October 1,
                                Year Ended    Year Ended    1996* to
Selected Per Share Data and    December 31,  December 31, December 31,
Ratios                             1998          1997         1996
---------------------------    ------------  ------------ ------------
Net Asset Value, Beginning
 of Period.................                    $  9.78      $ 10.00
                                               -------      -------
Income From Investment
 Operations
  Net Investment Income....                       0.04         0.01
  Net Realized and
   Unrealized Loss.........                         --        (0.21)
                                               -------      -------
    Total From Investment
     Operations............                       0.04        (0.20)
                                               -------      -------
Distributions
  Net Investment Income....                      (0.07)      (0.02)
  Net Realized Gain........                      (0.02)          --
  In Excess of Net Realized
   Gain....................                      (0.28)          --
                                               -------      -------
    Total Distributions....                      (0.37)       (0.02)
                                               -------      -------
Net Asset Value, End of
 Period....................                    $  9.45      $  9.78
                                               =======      =======
Total Return...............                       0.52%       (2.03)%
                                               =======      =======
Ratios and Supplemental
 Data:
Net Assets, End of Period
 (000's)...................                    $34,098      $11,789
Ratio of Expenses to
 Average Net Assets........                       1.80%        1.79%**
Ratio of Expenses to
 Average Net Assets
 Excluding Interest Expense
 and Foreign Tax Expense...                       1.75%        1.75%**
Ratio of Net Investment
 Income to Average Net
 Assets....................                       0.47%        0.32%**
Portfolio Turnover Rate....                         87%           9%
-------------------------------------------------------------------------
Effect of Voluntary Expense
 Limitation During the
 Period:
  Per Share Benefit to Net
   Investment Income.......                    $  0.17      $  0.08
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets..................                       4.12%        6.17%**
  Net Investment
   Loss to Average Net
   Assets..................                      (1.84)%      (4.06)%**

-------------------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.______.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



ASIAN EQUITY PORTFOLIO
Long-term capital appreciation by investing primarily in equity securities of Asian issuers.



A Portfolio of          Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Asian Equity Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").


TABLE OF CONTENTS
                                                                            Page
                                                                            ----
INVESTMENT SUMMARY..........................................................  1
ADDITIONAL RISKS AND INFORMATION............................................  4
INVESTMENT ADVISER..........................................................  6
MANAGEMENT FEE..............................................................  6
PORTFOLIO MANAGERS..........................................................  7
PERFORMANCE OF THE ADVISER..................................................  7
ACCOUNT POLICIES............................................................  8
FINANCIAL HIGHLIGHTS........................................................ 10
WHERE TO FIND ADDITIONAL INFORMATION........................................ 11

INVESTMENT SUMMARY


                            Asian Equity Portfolio

Objective:      Long-term capital appreciation by investing primarily in equity securities of Asian issuers.

Approach:       The Adviser seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of issuers in Asian countries, excluding Japan. The Adviser employs a disciplined, value-oriented approach to security selection, focusing on larger companies with strong management teams. The
                Adviser evaluates top-down country risk factors and opportunities when determining position sizes and overall exposure to individual markets.

Process The Adviser emphasizes internal research of the leading companies as the basis for stock selection. This research process encompasses analysis of historical financial statements, identification of the potential for future earnings and cash flows, valuation of key assets, discussions with analysts to determine consensus expectations and an evaluation of the strength and depth of management. Visits with management are central to this process. Depending on the type of company, factors considered in selecting securities include price to sales, price to earnings, price to cash flow, price to book value and price to replacement value of assets. The Adviser considers valuation on an absolute basis and relative to market average and comparable companies in the region and emphasizes stocks where a catalyst can be identified which will correct undervaluation. The Adviser tempers bottom-up stock evaluation with a thorough analysis of risk factors and opportunities within individual Asian countries. The team evaluates macroeconomic and political factors when determining overall exposures within individual countries.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets in the hope of earning superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example.)

                Investing in Asian countries, particularly emerging markets, entails the risk that news and events unique to Asia and Asian countries will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in Asian countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to Asian markets.

                Performance Information

                The following bar chart and table show the performance of the Portfolio over the last year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.


                ----------------------------------------
                PERFORMANCE
                ----------------------------------------
                Commenced operations on March 3, 1997
                ----------------------------------------

                ----------------------------------------
                                   1998
                ----------------------------------------
                HIGH (QUARTER)           LOW (QUARTER)
                mo/yr - mo/yr            mo/yr - mo/yr
                    xx.xx%                   xx.xx%
                ----------------------------------------

        Average Annual Total Return for periods ended December 31, 1998

                  -----------------------------------------------------
                    Asian Equity Portfolio      Morgan Stanley Capital
                   (commenced operations on      International (MSCI)
                        March 3, 1997)          Combined Far-East Free
                                                    ex-Japan Index*
                  -----------------------------------------------------
Past One Year
                  -----------------------------------------------------
Since Inception
                  -----------------------------------------------------



*The MSCI Combined Far East Free ex-Japan Index is an unmanaged index of common stocks and includes Indonesia, Hong Kong, Malaysia, the Philippines, Korea, Singapore, Taiwan and Thailand (includes dividends). The index is a hypothetical measure of performance based on the ups and downs of securities that make up its market. As a result, the index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most locations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:


                ASSETS                                FEE
                -----------------------------------------
                First $500 million                   0.80%
                -----------------------------------------
                From $500 million to $1 billion      0.75%
                -----------------------------------------
                More than $1 billion                 0.70%
                -----------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.20% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

For the fiscal year ended December 31, 1998, MSDW Investment Management received a fee equal to ___% of the Portfolio's average daily net assets for management services.

PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Asian Equity Portfolio--Timothy Jensen and Ashutosh Sinha. Timothy Jensen joined MSDW Investment Management in 1998. He is a Principal of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley") and a senior member of MSDW Investment Management's emerging markets group focusing primarily on the East Asian markets. Prior to joining MSDW Investment Management, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust Company where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSDW Investment Management in 1995. He is a Vice President of MSDW Investment Management and Morgan Stanley and a member of MSDW Investment Management's emerging markets group focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSDW Investment Management, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from the Indian Institute of Technology (Kanpur) with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since August 1998.

PERFORMANCE OF THE ADVISER

The Adviser manages the Asian Equity Portfolio of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") which served as the model for this Portfolio of the Fund. The Asian Equity Portfolio of MSDWIF has substantially the same investment objectives, policies and strategies as this Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the Asian Equity Portfolio of MSDWIF to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics.

Past investment performance of the Class A Shares of the MSDWIF Asian Equity Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Asian Equity Portfolio of MSDWIF is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Asian Equity Portfolio of MSDWIF. The investment performance of the Class A Shares of the MSDWIF Asian Equity Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.


------------------------------------------------------------------------------------------------------------
                                 Total                    Average        Average
                      Total     Return       Total         Annual         Annual        Average
                      Return     Three       Return     Total Return   Total Return      Annual
                     One Year    Years     Five Years    Three Years    Five Years     Total Return
Fund     Inception    Ended      Ended       Ended         Ended          Ended           Since
Name       Date      12/31/98   12/31/98    12/31/98      12/31/98       12/31/98       Inception
------------------------------------------------------------------------------------------------------------
Asian
Equity   7/1/91
------------------------------------------------------------------------------------------------------------


ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

FINANCIAL HIGHLIGHTS

The following table provides audited financial highlights for the Portfolio. These financial highlights have been audited by __________________________, whose unqualified report thereon appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the Statement of Additional Information. The Annual Report and the financial statements therein, as well as the Statement of Additional Information, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                     Period from
                                                       March 3,
                                                       1997* to
Selected Per Share Data and           Year Ended     December 31,
Ratios                           Deceember 31, 1998      1997
---------------------------      ------------------  -------------
Net Asset Value, Beginning
 of Period.................                             $ 10.00
                                                      ---------
Income From Investment
 Operations
  Net Investment Income....                                0.01
  Net Realized and
   Unrealized Loss.........                               (4.36)
                                                      ---------
    Total From Investment
     Operations............                               (4.35)
                                                      ---------
Distributions
  Net Investment Income....                               (0.01)
                                                      ---------
    Total Distributions....                               (0.01)
                                                      ---------
Net Asset Value, End of
 Period....................                           $    5.64
                                                      =========
Total Return...............                              (43.52)%
                                                      =========
Ratios and Supplemental
 Data:
Net Assets, End of Period
 (000's)...................                           $  12,571
Ratio of Expenses to
 Average Net Assets........                                1.35%**
Ratio of Expenses to
 Average Net Assets
 Excluding Interest Expense
 and Foreign Tax Expense...                                1.20%**
Ratio of Net Investment
 Income to Average Net
 Assets....................                                0.32%**
Portfolio Turnover Rate....                                 130%
--------------------------------------------------------------------
Effect of Voluntary Expense
 Limitation During the
 Period:
  Per Share Benefit to Net
   Investment Income.......                           $    0.07
Ratios Before Expense
 Limitation:
  Expenses to Average Net
   Assets..................                                3.10%**
  Net Investment
   Loss to Average Net
   Assets..................                               (1.43)%**

--------------------------------------------------------------------

 *Commencement of operations

**Annualized

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www._______.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



LATIN AMERICAN PORTFOLIO

Long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, fixed income securities issued or guaranteed by Latin American issuers.






A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Latin American Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management").


TABLE OF CONTENTS
                                                                           Page
                                                                           ----

INVESTMENT SUMMARY..........................................................  1
ADDITIONAL RISKS AND INFORMATION............................................  3
INVESTMENT ADVISER..........................................................  5
MANAGEMENT FEE..............................................................  5
PORTFOLIO MANAGERS..........................................................  6
PERFORMANCE OF THE ADVISER..................................................  6
ACCOUNT POLICIES............................................................  7
WHERE TO FIND ADDITIONAL INFORMATION........................................  9

INVESTMENT SUMMARY

                           Latin American Portfolio

Objective:     Long-term capital appreciation by investing primarily in equity securities of Latin American issuers and, from time to time, fixed income securities issued or guaranteed by Latin American issuers.

Approach:      The Adviser seeks to maximize returns by investing in growth oriented securities in undervalued Latin American markets. The
               Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that have strong shareholder value orientation. In addition, the Portfolio may, from time to time, invest in fixed income securities. These will usually be high yield securities.

Process: The Adviser's global allocation team analyzes the global economic environment and its impact on Latin America. The Adviser allocates the Portfolio's assets among Latin American countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests within countries based on the work of country specialists who conduct extensive fundamental analysis of Latin American issuers and seek to identify issuers with strong earnings growth potential. The Portfolio may concentrate in the Latin American telecommunications or financial services industries because of the relatively small number of Latin American issuers and the possibility that one or more Latin American markets may become dominated by issuers engaged in these industries.

Risk: Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in Latin America in the hope of achieving superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). The Portfolio's investments in high yield securities may expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. In addition, at times the Portfolio's market sector, equity securities of Latin American issuers, may underperform relative to other sectors.

               Investing in Latin American countries entails the risk that news and events unique to a country or that region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in Latin American countries generally will be denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Portfolio's ability to concentrate its investments in the communications or financial services sectors may expose it to risks unique to those sectors. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to Latin American markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

               Performance Information

               There is no performance information for the Latin American Portfolio since it has not commenced operations as of the date of this Prospectus.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most locations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

High Yield Securities

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MSDW Investment Management, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("MSDW") is the direct parent of MSDW Investment Management. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MSDW Investment Management and its institutional investment advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

                ------------------------------------------
                ASSETS                                FEE
                ------------------------------------------
                First $500 million ................  1.10%
                ------------------------------------------

                ------------------------------------------
                ASSETS                                FEE
                ------------------------------------------
                From $500 million to $1 billion ..   1.05%
                ------------------------------------------
                More than $1 billion .............   1.00%
                ------------------------------------------

However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 1.75% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.

PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Latin American Portfolio-- Robert L. Meyer, Andy Skov and Michael Perl.  Robert
L. Meyer joined MSDW Investment Management in 1989 and is a Managing Director of MSDW Investment Management and Morgan Stanley & Co. Incorporated ("Morgan Stanley"). He is head of and a Portfolio Manager of the Emerging Markets Equity Group. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined MSDW Investment Management in 1994. He is a Principal of MSDW Investment Management and Morgan Stanley and Portfolio Manager of the Emerging Markets Equity Group. Prior to joining MSDW Investment Management, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Michael Perl joined MSDW Investment Management in 1998. He is a Vice President and Portfolio Manager in the Emerging Markets Equity Group. Prior to joining MSDW Investment Management, he worked as a Latin American Portfolio Manager at Bankers Trust Australia from 1992 to 1998. He graduated from the University of New South Wales with a Bachelor of Commerce (Honors), majoring in Finance, Accounting and Taxation. Mr. Meyer has had primary responsibility for managing the Portfolio's assets since its inception. Messrs. Skov and Perl have shared primary responsibility for managing the Portfolio's assets since May 1997 and November 1998, respectively.

PERFORMANCE OF THE ADVISER

The Adviser manages the Latin American Portfolio of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") which served as the model for this Portfolio of the Fund. The Latin American Portfolio of MSDWIF has substantially the same investment objectives, policies and strategies as this Portfolio of the Fund.
In addition, the Adviser intends this Portfolio of the Fund and the Latin American Portfolio of MSDWIF to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics.

Past investment performance of the Class A Shares of the MSDWIF Latin American Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Latin American Portfolio of MSDWIF is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Latin American Portfolio of MSDWIF. The investment performance of the Class A Shares of the MSDWIF Latin American Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.


                                    Total                      Average         Average
                         Total      Return       Total          Annual          Annual         Average
                         Return      Three       Return      Total Return    Total Return       Annual
                        One Year     Years     Five Years     Three Years     Five Years     Total Return
 Fund       Inception     Ended      Ended        Ended         Ended           Ended           Since
 Name          Date      12/31/98   12/31/98    12/31/98       12/31/98        12/31/98       Inception
 ----          ----      --------   --------    --------       --------        --------       ---------
-------------------------------------------------------------------------------------------------------------
Latin
American        1/18/95
-------------------------------------------------------------------------------------------------------------

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.______.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



BALANCED PORTFOLIO
Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities.



A Portfolio of             Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Balanced Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").

TABLE OF CONTENTS

                                                                       Page
                                                                       ----

INVESTMENT SUMMARY...................................................    1
ADDITIONAL RISKS AND INFORMATION.....................................    3
INVESTMENT ADVISER...................................................    6
MANAGEMENT FEE.......................................................    7
PORTFOLIO MANAGERS...................................................    7
PERFORMANCE OF THE ADVISER...........................................    8
ACCOUNT POLICIES.....................................................    9
WHERE TO FIND ADDITIONAL INFORMATION.................................   11

INVESTMENT SUMMARY

                              Balanced Portfolio

Objective:  Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities.

Approach:   The Portfolio invests in a mix of equity and fixed income
            securities. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging markets securities. Equity securities generally will be issued by larger corporations. Fixed income securities will include
            U.S. Government securities, corporate bonds, mortgage securities, high yield securities (commonly called "junk bonds") and foreign bonds. The Adviser may use derivatives in managing the Portfolio.

Process: The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities.

Risk: Investing in the Portfolio may be appropriate for you if you are seeking superior returns through an approach that attempts to moderate risk by balancing equity and fixed income investments. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

            At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect performance.

            Performance Information

            There is no performance information for the Balanced Portfolio since it has not commenced operations as of the date of this Prospectus.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Fixed Income Securities

Generally, fixed income securities decrease in value as interest rates rise and vice versa. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates. Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures it exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in responses to changes in interest rates as compared with a portfolio with a higher duration.

Foreign Investing

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most locations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

High Yield Securities

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities

Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, the ability to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities, asset management and credit services. As of February 28, 1999, MAS and its institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:

                --------------------------------------------
                ASSETS                                FEE
                --------------------------------------------
                First $500 million.................. 0.50%
                --------------------------------------------
                From $500 million to $1 billion..... 0.45%
                --------------------------------------------
                More than $1 billion................ 0.40%
                --------------------------------------------

However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.80% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Balanced Portfolio-- Thomas L. Bennett, Gary G. Schlarbaum, Horatio A. Valieras and Richard B. Worley. Thomas L. Bennett, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1984. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds High Yield Portfolio in 1985, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Special Purpose Fixed Income and Balanced Portfolios in 1992 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Bennett is Chairman of the Board of Trustees of MAS Funds, a member of the Executive Committee of MAS and a Director of MAS Fund Distributors, Inc. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from University of Cincinnati. Richard B. Worley, a Managing Director of Morgan Stanley, joined MAS in 1978. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Balanced and Special Purpose Fixed Income Portfolios in 1992, the MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Worley received a B.A. in Economics from University of Tennessee and attended the

Graduate School of Economics at University of Texas. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from University of Pennsylvania. Horatio A. Valieras, a Managing Director of Morgan Stanley, joined MAS in 1992. He served as an International Strategist from 1989 through 1992 for Credit Suisse First Boston and as Director-Equity Research in 1992. He assumed responsibility for the International Equity Portfolio in 1992, the MAS Funds Emerging Markets Portfolio in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996. Mr. Valieras received a B.S. in Chemical Engineering from Virginia Tech, an M.S. and Engineer's Degree from Massachusetts Institute of Technology and an M.B.A. from University of California, Berkeley. Messrs. Bennett, Schlarbaum, Valieras and Worley have shared primary responsibility for managing the Portfolio's assets since its inception.


PERFORMANCE OF THE ADVISER

The Adviser manages the Balanced Portfolio of MAS Funds, Inc. ("MAS Funds") which served as the model for this Portfolio of the Fund. The Balanced Portfolio of the MAS Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the Balanced Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' Balanced Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Balanced Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Balanced Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' Balanced Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.


---------------------------------------------------------------------------------------
                                                        Average    Average
                                                        Annual     Annual
                        Total      Total     Total      Total      Total      Average
                       Return     Return     Return     Return     Return     Annual
                        One       Three       Five      Three       Five       Total
                        Year      Years      Years      Years      Years      Return
  Fund    Inception    Ended      Ended      Ended      Ended      Ended       Since
  Name      Date      12/31/98   12/31/98   12/31/98   12/31/98   12/31/98   Inception
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Balanced       12/31/92
---------------------------------------------------------------------------------------

ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the later of the close of the NYSE (normally 4:00 p.m. Eastern Time) or one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.______.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

                                                                     MAY 1, 1999



MULTI-ASSET-CLASS PORTFOLIO
Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities of domestic and foreign issuers.






A Portfolio of      Morgan Stanley Dean Witter Universal Funds, Inc.



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Multi-Asset-Class Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Andersen & Sherrerd, LLP ("MAS").


TABLE OF CONTENTS
                                                                            Page
                                                                            ----

INVESTMENT SUMMARY............................................................ 1
ADDITIONAL RISKS AND INFORMATION.............................................. 3
INVESTMENT ADVISER............................................................ 6
MANAGEMENT FEE................................................................ 7
PORTFOLIO MANAGERS............................................................ 7
PERFORMANCE OF THE ADVISER.................................................... 8
ACCOUNT POLICIES.............................................................. 9
WHERE TO FIND ADDITIONAL INFORMATION..........................................11

INVESTMENT SUMMARY

                          Multi-Asset-Class Portfolio

Objective:     Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities of domestic and foreign issuers.

Approach:      The advisor seeks to invest in a combination of asset classes whose prices do not move in tandem. Using this approach, the Adviser attempts to improve potential return while controlling the Portfolio's overall risks. The Portfolio invests in equity securities and fixed income securities of U.S. and foreign issuers, including emerging market securities, in accordance with the Adviser's target allocation among certain asset classes. The
               Portfolio's equity securities generally will be issued by larger corporations. Fixed income securities will include U.S.
               Government securities, foreign government securities, corporate bonds, mortgage securities and high yield securities (commonly called "junk bonds"). The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Adviser may use derivatives in managing the Portfolio.

Process: The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment.

Risk: Investing in the Portfolio may be appropriate for you if you are seeking superior returns through an approach that attempts to moderate risk by diversifying investments among domestic and foreign equity and fixed income investments. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

               At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect performance.

               Performance Information

               There is no performance information for the Multi-Asset-Class Portfolio since it has not commenced operations as of the date of this Prospectus.

ADDITIONAL RISKS AND INFORMATION

This section discusses additional risk factors and information relating to the
Portfolio.   The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Derivatives

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, derivatives are subject to counter party risk. To minimize this risk, the Portfolio may enter into derivatives transactions with counter parties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the Statement of Additional Information for more about the risks of different types of derivatives.

Fixed Income Securities

Generally, fixed income securities decrease in value as interest rates rise and vice versa. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates. Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures it exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in responses to changes in interest rates as compared with a portfolio with a higher duration.

Foreign Investing

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from and in response to events that do no otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks

Emerging market countries are foreign countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most locations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

High Yield Securities

Fixed income securities that are not investment grade are commonly referred to as junk bonds or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities

Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, the ability to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage securities generally.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

Year 2000

The management and distribution services provided to the Fund by the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. The Adviser and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolio invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolio's investments may be adversely affected.


INVESTMENT ADVISER

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428 provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. MAS is a subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses-securities asset management and credit services. As of February 28, 1999, MAS and its institutional advisory affiliates had approximately $___ billion in assets under management or fiduciary advice.


MANAGEMENT FEE

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as follows:



                   ASSETS                                   FEE
            -----------------------------------------------------
            First $500 million..........................    0.65%
            -----------------------------------------------------
            From $500 million to $1 billion.............    0.60%
            -----------------------------------------------------
            More than $1 billion........................    0.55%
            -----------------------------------------------------


However, the Adviser has agreed to voluntarily waive receipt of its management fees and to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses to exceed 0.95% of its average daily assets. These fee waivers and reimbursements are voluntary and may be terminated by the Adviser at any time without notice.


PORTFOLIO MANAGERS

The following individuals have primary day-to-day portfolio management responsibilities for the Portfolio:

Multi-Asset-Class Portfolio-Thomas L. Bennett, J. David Germany, Gary G. Schlarbaum, Horatio A. Valieras and Richard B. Worley. Thomas L. Bennett, a Managing Director of Morgan Stanley & Co. Incorporated ("Morgan Stanley"), joined MAS in 1984. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds High Yield Portfolio in 1985, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Special Purpose Fixed Income and Balanced Portfolios in 1992 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Bennett is Chairman of the Board of Trustees of MAS Funds, a member of the Executive Committee of MAS and a Director of MAS Fund Distributors, Inc. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from University of Cincinnati. J. David Germany, a Managing Director of Morgan Stanley, joined MAS in 1991. He assumed responsibility for the MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Germany holds an A.B. from Princeton University and a Ph.D. in Economics from Massachusetts Institute of Technology. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in

1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from University of Pennsylvania. Horatio A. Valieras, a Managing Director of Morgan Stanley, joined MAS in 1992. He served as an International Strategist from 1989 through 1992 for Credit Suisse First Boston and as Director-Equity Research in 1992. He assumed responsibility for the International Equity Portfolio in 1992, the MAS Funds Emerging Markets Portfolio in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994 and the Balanced Portfolio in 1996. Mr. Valieras received a B.S. in Chemical Engineering from Virginia Tech, an M.S. and Engineer's Degree from Massachusetts Institute of Technology and an M.B.A. from University of California, Berkeley. Richard B. Worley, a Managing Director of Morgan Stanley, joined MAS in 1978. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Balanced and Special Purpose Fixed Income Portfolios in 1992, the MAS Funds Global Fixed Income and International Fixed Income Portfolios in 1993 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Worley received a B.A. in Economics from University of Tennessee and attended the Graduate School of Economics at University of Texas. Messrs. Bennett, Germany, Schlarbaum, Valieras and Worley have shared primary responsibility for managing the Portfolio's assets since its inception.


PERFORMANCE OF THE ADVISER

The Adviser manages the Multi-Asset-Class Portfolio of MAS Funds, Inc. ("MAS Funds" which served as the model for this Portfolio of the Fund. The Multi-Asset-Class Portfolio of the MAS Funds has substantially the same investment objectives, policies and strategies as the Portfolio of the Fund. In addition, the Adviser intends this Portfolio of the Fund and the Multi-Asset-Class Portfolio of MAS Funds to be managed by the same personnel and to continue to have substantially similar investment strategies, techniques and characteristics. Past investment performance of the Institutional Shares of the MAS Funds' Multi-Asset-Class Portfolio, as shown in the table below, may be relevant to your consideration of the Portfolio. The investment performance of the Multi-Asset-Class Portfolio of MAS Funds is not necessarily indicative of future performance of this Portfolio of the Fund. Also, the operating expenses of this Portfolio of the Fund will be different from, and may be higher than, the operating expenses of the Multi-Asset-Class Portfolio of MAS Funds. The investment performance of the Institutional Shares of the MAS Funds' Multi-Asset-Class Portfolio is provided merely to indicate the experience of the Adviser in managing a similar portfolio.



                                                                             Average
                                                                             Annual
                                                                              Total        Average
                                                               Total         Return        Annual
                                                 Total         Return         Three         Total
                                              Return One    Three Years       Years        Return
                               Inception      Year Ended       Ended          Ended         Since
        Fund Name                Date          12/31/98      12/31/98       12/31/98      Inception
        ---------                ----          --------      --------       --------      ---------
----------------------------------------------------------------------------------------------------
Multi-Asset-Class              7/29/94
-----------------------------------------------------------------------------------------------------



ACCOUNT POLICIES

Purchasing and Selling Fund Shares

Shares are offered on each day that the NYSE is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts and by other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The price per share will be the net asset value per share (NAV) next determined after we receive the insurance company's purchase order. NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the net asset value for the Portfolio as of the later of the close of the NYSE (normally 4:00 p.m. Eastern Time) or one hour after the close of the bond markets (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

How the Portfolio Calculates NAV

In calculating NAV, the Portfolio generally values its portfolio securities at their market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, the Portfolio may determine fair value prices using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio distributes its investment income annually as dividends and makes distributions of capital gains, if any, at least annually.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is summarized some important tax issues that affect the Portfolio and its shareholders. The summary is based on current tax laws, which may change.

The Portfolio expects that it will not have to pay income taxes if it distributes all of its income and gains. Net income and realized capital gains that the Portfolio distributes are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

WHERE TO FIND ADDITIONAL INFORMATION


Statement of Additional Information

In addition to this Prospectus, the Fund has a Statement of Additional Information ("SAI"), dated May 1, 1999, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or visit the MSDW Investment Management web site at www.__________.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commissions Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330); (2) On-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to Securities Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

Morgan Stanley Dean Witter Universal Funds, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                     P.O. BOX 2798, BOSTON, MA  02208-2798

                      STATEMENT OF ADDITIONAL INFORMATION


Morgan Stanley Dean Witter Universal Funds, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("Portfolios"). The Fund currently consists of 18 Portfolios offering a broad range of investment choices. Shares of each Portfolio are offered with no sales charge or exchange or redemption fee.

Shares of each Portfolio may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by certain tax-qualified investors. The variable annuity contract and variable life insurance policy holders incur fees and expenses separate from the fees and expenses charged by the Portfolios. This Statement of Additional Information addresses information of the Fund applicable to each of the 18 Portfolios.

The Fund was incorporated under the laws of the State of Maryland on March 26, 1996. The Fund filed a registration statement with the Securities and Exchange Commission (the "SEC") registering itself as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares under the Securities Act of 1933, as amended (the "1933 Act").

The Portfolios are managed by either Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management" or an "Adviser") or Miller Anderson & Sherrerd, LLP ("MAS" or an "Adviser") thereby making available in a single product the combined strength of these leading investment management firms.

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the Fund's Portfolio(s) (the "Prospectus"). This Statement of Additional Information is incorporated by reference into the Prospectus in its entirety. To obtain the Prospectus, please contact the Fund or your insurance company.

Table of Contents                                                       Page
                                                                        ----

Investment Policies.........................................................
Investments and Strategies..................................................
Taxes.......................................................................
Purchase of Shares..........................................................
Redemption of Shares........................................................
Investment Limitations......................................................
Determining Maturities of Certain
Instruments.................................................................
Management of the Fund......................................................
Net Asset Value for the Money Market
Portfolio...................................................................
Portfolio Transactions......................................................
Performance Information.....................................................
General Performance Information.............................................
General Information.........................................................
Description of Ratings......................................................
Financial Statements........................................................







Statement of Additional Information
dated May 1, 1999, relating to the
Fund's Prospectuses dated May 1, 1999.

INVESTMENT POLICIES
-------------------

The following table provides additional information about the Portfolios' investment policies. Certain terms below have initial capital letters. These terms are described under "Instruments and Strategies."

--------------------------------------------------------------------------------
 Fixed Income Portfolio                Under normal circumstances, the Portfolio
                                       will invest at least 65% of its total
                                       assets in Fixed Income Securities, not
                                       more than 20% of which will be below
                                       investment grade (commonly referred to as
                                       high yield securities or junk bonds). The
                                       Portfolio may invest up to 50% of its
                                       assets in MBSs.
--------------------------------------------------------------------------------
 High Yield Portfolio                  Under normal circumstances, the Portfolio
                                       will invest at least 65% of its total
                                       assets in High Yield Securities.
--------------------------------------------------------------------------------
 Core Equity Portfolio                 Under normal circumstances, the Portfolio
                                       will invest at least 65% of its total
                                       assets in Equity Securities. The
                                       Portfolio may invest up to 5% of its
                                       total assets in Foreign Equities (other
                                       than ADRs). The Portfolio will purchase
                                       Equity Securities of issuers with a
                                       market capitalization of generally
                                       greater than $1 billion .
--------------------------------------------------------------------------------
 Equity Growth Portfolio               Under normal circumstances, the Portfolio
                                       will invest at least 65% of its total
                                       assets in Equity Securities.
--------------------------------------------------------------------------------
 Value Portfolio                       Under normal circumstances, the Portfolio
                                       will invest at least 65% of its total
                                       assets in Equity Securities. The
                                       Portfolio may invest up to 5% of its
                                       total assets in Foreign Equities (other
                                       than ADRs).
--------------------------------------------------------------------------------
 Mid Cap Growth Portfolio              Under normal circumstances, the Portfolio
                                       will invest at least 65% of its total
                                       assets in Equity Securities of smaller
                                       and medium-size companies. The Portfolio
                                       may invest up to 5% of its total assets
                                       in Foreign Equities (other than ADRs).
--------------------------------------------------------------------------------
 Mid Cap Value Portfolio               Under normal circumstances, the Portfolio
                                       will invest at least 65% of its total
                                       assets in Equity Securities of mid-cap
                                       companies deemed to be under-valued. The
                                       Portfolio may invest up to 5% of its
                                       total assets in Foreign Equities (other
                                       than ADRs).
--------------------------------------------------------------------------------
 U.S. Real Estate Portfolio            Under normal circumstances, at least 65%
                                       of the Portfolio's total assets will be
                                       invested in income producing Equity
                                       Securities of U.S. and non-U.S. companies
                                       principally engaged in the U.S. real
                                       estate industry.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 International Fixed Income Portfolio   Under normal circumstances, at least 95%
                                        of the fixed income securities in which
                                        the Portfolio will invest will be
                                        Investment Grade Securities. The
                                        Portfolio's average weighted maturity
                                        ordinarily will exceed five years and
                                        will usually be between three and
                                        fifteen years. Under normal
                                        circumstances, the Portfolio will invest
                                        at least 80% of its total assets in
                                        Fixed Income Securities of issuers in at
                                        least three countries other than the
                                        United States, including emerging market
                                        County Securities. Derivatives may be
                                        used to represent country investments.
--------------------------------------------------------------------------------
 Emerging Markets Debt Portfolio        Under normal circumstances, the
                                        Portfolio will invest at least 65% of
                                        its total assets in government Fixed
                                        Income Securities, including Loan
                                        Participations and Assignments between
                                        governments and financial institutions,
                                        securities issued by government owned,
                                        controlled or sponsored entities and
                                        securities of entities organized to
                                        restructure outstanding debt of such
                                        issuers. The Portfoilio may also invest
                                        in Fixed Income Securities of corporate
                                        issuers located in or organized under
                                        the laws of emerging market countries.
                                        The Portfolio may also invest up to 5%
                                        of its total assets in MBSs, CMOs and in
                                        other ABSs issued by non-governmental
                                        entities, such as banks and other
                                        financial institutions.
--------------------------------------------------------------------------------
 Global Equity Portfolio                Under normal circumstances, at least 65%
                                        of the total assets of the Portfolio
                                        will be invested in Equity Securities.
                                        In addition, under normal circumstances,
                                        at least 20% of the Portfolio's total
                                        assets will be invested in the Common
                                        Stocks of U.S. issuers and the remaining
                                        equity position will be invested in at
                                        least three countries other than the
                                        United States.
--------------------------------------------------------------------------------
 International Magnum Portfolio         Under normal circumstances, at least 65%
                                        of the total assets of the Portfolio
                                        will be invested in Equity Securities of
                                        issuers in at least three different EAFE
                                        countries. The Portfolio may invest up
                                        to 5% of its total assets in the
                                        securities of issuers domiciled in non-
                                        EAFE countries.
--------------------------------------------------------------------------------
 Emerging Markets Equity Portfolio      Under normal circumstances, at least 65%
                                        of the Portfolio's total assets will be
                                        invested in Emerging Market Country
                                        Equity Securities.
--------------------------------------------------------------------------------
 Asian Equity Portfolio                 Under normal circumstances, the
                                        Portfolio will invest at least 65% of
                                        the total assets of the Portfolio in
                                        Equity Securities of Asian issuers
                                        (excluding Japanese issuers).
--------------------------------------------------------------------------------
 Latin American Portfolio               The Portfolio expects, under normal
                                        circumstances, to have at least 55% of
                                        its total assets invested in listed
                                        Equity Securities of issuers in these
                                        four countries: Argentina, Brazil, Chile
                                        and Mexico.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 Balanced Portfolio                   Under normal circumstances, the Portfolio
                                      will invest at least 65% of its total
                                      assets in issuers located in at least
                                      three countries, including the United
                                      States. The Portfolio will purchase Equity
                                      Securities of issuers with a market
                                      capitalization of generally greater than
                                      $1 billion.
--------------------------------------------------------------------------------
 Multi-Asset-Class Portfolio          Under normal circumstances, the Portfolio
                                      will invest at least 65% of its total
                                      assets in issuers located in at least
                                      three countries, including the United
                                      States. The Portfolio will purchase Equity
                                      Securities of issuers with a market
                                      capitalization of generally greater than
                                      $1 billion.
--------------------------------------------------------------------------------


INVESTMENTS AND STRATEGIES
--------------------------

     The following tables summarize the permissible strategies and investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio in order to provide a complete description of such Portfolio's investment policies.

                         U.S. FIXED INCOME PORTFOLIOS

                                   ------------------------------------------------
                                      Fixed Income  High Yield      Money Market
-----------------------------------------------------------------------------------
STRATEGIES:
-----------------------------------------------------------------------------------
     Emerging Markets Investing                         x
-----------------------------------------------------------------------------------
     Foreign Fixed Income Investing        x            x
-----------------------------------------------------------------------------------
     Foreign Investing                     x            x
-----------------------------------------------------------------------------------
     High Yield Investing                  x            x
-----------------------------------------------------------------------------------
     Maturity and Duration                 x            x
     Management
-----------------------------------------------------------------------------------
     Mortgage Investing                    x            x
-----------------------------------------------------------------------------------
     Value Investing                       x            x
-----------------------------------------------------------------------------------
EQUITY SECURITIES:
-----------------------------------------------------------------------------------
     Common Stocks
-----------------------------------------------------------------------------------
     Depositary Receipts
-----------------------------------------------------------------------------------
     ADRs
-----------------------------------------------------------------------------------
     Preferred Stocks                      x            x
-----------------------------------------------------------------------------------
     Rights
-----------------------------------------------------------------------------------
     Warrants
-----------------------------------------------------------------------------------
     Convertible Securities                x            x
-----------------------------------------------------------------------------------
     Partnerships
-----------------------------------------------------------------------------------
     Investment Company Securities         x            x
-----------------------------------------------------------------------------------
     REITs
-----------------------------------------------------------------------------------
FIXED INCOME SECURITIES:
-----------------------------------------------------------------------------------
     Investment Grade Securities           x            x                x
-----------------------------------------------------------------------------------
     High Yield Securities                 x            x
-----------------------------------------------------------------------------------


                                   ------------------------------------------------
                                      Fixed Income  High Yield      Money Market
-----------------------------------------------------------------------------------
     U.S. Government Securities            x            x                x
-----------------------------------------------------------------------------------
     Agencies                              x            x                x
-----------------------------------------------------------------------------------
     Corporates                            x            x                x
-----------------------------------------------------------------------------------
     Money Market Instruments              x            x                x
-----------------------------------------------------------------------------------
     Mortgage Related Securities:          x            x                x
-----------------------------------------------------------------------------------
     -  MBSs                               x            x                x
-----------------------------------------------------------------------------------
     -  CMOs                               x            x
-----------------------------------------------------------------------------------
     -  SMBSs                              x            x
-----------------------------------------------------------------------------------
     Repurchase Agreements                 x            x                x
-----------------------------------------------------------------------------------
     Municipals                            x            x
-----------------------------------------------------------------------------------
     Asset-Backed Securities               x            x
-----------------------------------------------------------------------------------
     Loan Participations and               x            x
     Assignments
-----------------------------------------------------------------------------------
     Commercial Paper                      x            x                x
-----------------------------------------------------------------------------------
     Temporary Investments                 x            x                x
-----------------------------------------------------------------------------------
     Zero Coupons, Pay-In-Kind
     Securities or Deferred Payment        x            x
     Securities
-----------------------------------------------------------------------------------
     Floaters                              x            x                x
-----------------------------------------------------------------------------------
     Inverse Floaters                      x            x
-----------------------------------------------------------------------------------
     Cash Equivalents                      x            x                x
-----------------------------------------------------------------------------------
     Yankee Dollars                        x            x
-----------------------------------------------------------------------------------
FOREIGN INVESTMENT:
-----------------------------------------------------------------------------------
     Foreign Equity Securities                          x
-----------------------------------------------------------------------------------
     Foreign Bonds                         x            x
-----------------------------------------------------------------------------------
     Foreign Currency Transactions         x            x
-----------------------------------------------------------------------------------
     Emerging Market Country                            x
     Securities
-----------------------------------------------------------------------------------
     Russian Securities
-----------------------------------------------------------------------------------
     Brady Bonds                           x            x
-----------------------------------------------------------------------------------
     Investment Funds
-----------------------------------------------------------------------------------


                                      ----------------------------------------------------
                                      Fixed Income  High Yield        Money Market
---------------------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
---------------------------------------------------------------------------------------
     Loans of Portfolio Securities         x            x                  x
---------------------------------------------------------------------------------------
     Non-Publicly Traded Securities,
     Private Placements and Restricted     x            x                  x
     Securities                                                   (Private Placements)
---------------------------------------------------------------------------------------
     When-Issued and Delayed               x            x
     Delivery Securities
---------------------------------------------------------------------------------------
     Leverage
---------------------------------------------------------------------------------------
     Reverse Repurchase Agreements         x            x                  x
---------------------------------------------------------------------------------------
     Short Sales                           x            x
---------------------------------------------------------------------------------------
     Structured Investments                x            x                  x
---------------------------------------------------------------------------------------
DERIVATIVE PRODUCTS:
---------------------------------------------------------------------------------------
     Futures Contracts                     x            x
---------------------------------------------------------------------------------------
     Forward Contracts                     x            x
---------------------------------------------------------------------------------------
     Options                               x            x
---------------------------------------------------------------------------------------
     Swaps                                 x            x
---------------------------------------------------------------------------------------

                            U.S. EQUITY PORTFOLIOS
                            ----------------------


                               ---------------------------------------------------------------------
                                 Core      Equity     Mid Cap     Mid Cap       U.S.        Value
                                Equity     Growth     Growth       Value     Real Estate
----------------------------------------------------------------------------------------------------
STRATEGIES:
----------------------------------------------------------------------------------------------------
     Core Equity                  x
     Investing
----------------------------------------------------------------------------------------------------
     Foreign Investing            x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Growth Stock                             x          x
     Investing
----------------------------------------------------------------------------------------------------
     Real Estate Investing                                                        x
----------------------------------------------------------------------------------------------------
     Value Stock                                                     x                        x
     Investing
----------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
----------------------------------------------------------------------------------------------------
     Common Stocks                x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Depositary Receipts          x           x          x           x            x           x
                              (ADRs ONLY)           (ADRs ONLY)  (ADRs ONLY)              (ADRs ONLY)
----------------------------------------------------------------------------------------------------
     Preferred Stocks             x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Rights                       x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Warrants                     x           x          x           x            x           x
----------------------------------------------------------------------------------------------------


                               ---------------------------------------------------------------------
                                 Core      Equity     Mid Cap     Mid Cap       U.S.        Value
                                Equity     Growth     Growth       Value     Real Estate
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Convertible                  x           x          x           x            x           x
     Securities
----------------------------------------------------------------------------------------------------
     Partnerships                                                                 x
----------------------------------------------------------------------------------------------------
     Investment Company
     Securities                   x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     REITS                                                                        x
----------------------------------------------------------------------------------------------------
FIXED INCOME
SECURITIES:
----------------------------------------------------------------------------------------------------
     Investment Grade             x           x          x           x            x           x
     Securities
----------------------------------------------------------------------------------------------------
     High Yield Securities
----------------------------------------------------------------------------------------------------
     U.S. Government              x           x          x           x            x           x
     Securities
----------------------------------------------------------------------------------------------------
     Agencies                     x                                  x            x           x
----------------------------------------------------------------------------------------------------
     Corporates                   x                                  x                        x
----------------------------------------------------------------------------------------------------
     Money Market                 x           x          x           x            x           x
     Instruments
----------------------------------------------------------------------------------------------------
     Mortgage Related
     Securities:
----------------------------------------------------------------------------------------------------
     -  MBSs
----------------------------------------------------------------------------------------------------
     -  CMOs
----------------------------------------------------------------------------------------------------
     -  SMBSs
----------------------------------------------------------------------------------------------------
     Repurchase                   x           x          x           x            x           x
     Agreements
----------------------------------------------------------------------------------------------------
     Municipals
----------------------------------------------------------------------------------------------------
     Asset-Backed
     Securities
----------------------------------------------------------------------------------------------------
     Loan Participations
     and Assignments
----------------------------------------------------------------------------------------------------
     Commercial Paper             x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Temporary                    x           x          x           x            x           x
     Investments
----------------------------------------------------------------------------------------------------

                               ---------------------------------------------------------------------
                                 Core      Equity     Mid Cap     Mid Cap       U.S.        Value
                                Equity     Growth     Growth       Value     Real Estate
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
     Zero Coupons, Pay-
     In-Kind Securities or        x           x          x           x            x           x
     Deferred Payment
     Securities
----------------------------------------------------------------------------------------------------
     Floaters
----------------------------------------------------------------------------------------------------
     Inverse Floaters
----------------------------------------------------------------------------------------------------
     Cash Equivalents             x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Yankee Dollars                           x
----------------------------------------------------------------------------------------------------
FOREIGN INVESTMENT:
----------------------------------------------------------------------------------------------------
     Foreign Equity               x           x          x           x            x           x
     Securities
----------------------------------------------------------------------------------------------------
     Foreign Bonds                x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Foreign Currency             x           x          x           x            x           x
     Transactions
----------------------------------------------------------------------------------------------------
     Emerging Market
     Country Securities
----------------------------------------------------------------------------------------------------
     Russian Securities
----------------------------------------------------------------------------------------------------
     Brady Bonds                              x
----------------------------------------------------------------------------------------------------
     Investment Funds                                                             x
----------------------------------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
----------------------------------------------------------------------------------------------------
     Loans of Portfolio           x           x          x           x            x           x
     Securities
----------------------------------------------------------------------------------------------------
     Non-Publicly Traded
     Securities, Private
     Placements and               x           x          x           x            x           x
     Restricted Securities
----------------------------------------------------------------------------------------------------
     When-Issued and
     Delayed Delivery             x           x          x           x            x           x
     Securities
----------------------------------------------------------------------------------------------------
     Leverage
----------------------------------------------------------------------------------------------------
     Reverse Repurchase           x                      x           x                        x
     Agreements
----------------------------------------------------------------------------------------------------
     Short Sales                  x                      x           x                        x
----------------------------------------------------------------------------------------------------
     Structured
     Investments
----------------------------------------------------------------------------------------------------

                               ---------------------------------------------------------------------
                                 Core      Equity     Mid Cap     Mid Cap       U.S.        Value
                                Equity     Growth     Growth       Value     Real Estate
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
DERIVATIVE PRODUCTS:
----------------------------------------------------------------------------------------------------
     Futures Contracts            x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Forward Contracts            x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Options                      x           x          x           x            x           x
----------------------------------------------------------------------------------------------------
     Swaps                        x           x          x           x            x           x
----------------------------------------------------------------------------------------------------

                               GLOBAL PORTFOLIOS
                               -----------------

                            ------------------------------------------------------------------------------------------
                             Asian     Emerging    Emerging    Global    International    International    Latin
                             Equity    Markets     Markets     Equity    Fixed Income     Magnum           American
                                       Debt        Equity
----------------------------------------------------------------------------------------------------------------------
STRATEGIES:
----------------------------------------------------------------------------------------------------------------------
     Emerging                  x           x           x                       x                               x
     Markets Investing
----------------------------------------------------------------------------------------------------------------------
     Foreign Fixed             x           x           x          x            x                x              x
     Income Investing
----------------------------------------------------------------------------------------------------------------------
     Foreign Investing         x           x           x          x            x                x              x
----------------------------------------------------------------------------------------------------------------------
     High Yield                            x           x                       x                               x
     Investing
----------------------------------------------------------------------------------------------------------------------
     Maturity and                                                              x
     Duration
     Management
----------------------------------------------------------------------------------------------------------------------
     Mortgage                                                                  x
     Investing
----------------------------------------------------------------------------------------------------------------------
     Value Investing                                                           x
----------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
----------------------------------------------------------------------------------------------------------------------
  Common Stocks                x                       x          x                             x              x
----------------------------------------------------------------------------------------------------------------------
  Depositary Receipts          x           x           x          x                             x              x
----------------------------------------------------------------------------------------------------------------------
  Preferred Stocks             x                       x          x            x                x              x
----------------------------------------------------------------------------------------------------------------------
  Rights                       x                       x          x                             x              x
----------------------------------------------------------------------------------------------------------------------
  Warrants                     x                       x          x                             x              x
----------------------------------------------------------------------------------------------------------------------
  Convertible Securities       x           x           x          x            x                x              x
----------------------------------------------------------------------------------------------------------------------
  Partnerships                 x                       x          x                                            x
----------------------------------------------------------------------------------------------------------------------
  Investment Company           x           x           x          x            x                x              x
  Securities
----------------------------------------------------------------------------------------------------------------------

                            ------------------------------------------------------------------------------------------
                             Asian     Emerging    Emerging    Global    International    International    Latin
                             Equity    Markets     Markets     Equity    Fixed Income     Magnum           American
                                       Debt        Equity
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
FIXED INCOME
SECURITIES:
----------------------------------------------------------------------------------------------------------------------
  Investment Grade
  Securities                   x           x           x          x            x                x              x
----------------------------------------------------------------------------------------------------------------------
  High Yield Securities                    x           x                       x                               x
----------------------------------------------------------------------------------------------------------------------
  U.S. Government
  Securities                   x           x           x          x            x                x              x
----------------------------------------------------------------------------------------------------------------------
  Agencies                     x           x           x          x            x                x              x
----------------------------------------------------------------------------------------------------------------------
  Corporates                               x           x                       x                x              x
----------------------------------------------------------------------------------------------------------------------
  Money Market                 x           x           x          x            x                x              x
  Instruments
----------------------------------------------------------------------------------------------------------------------
  Mortgage Related                         x                                   x               GOVT.
  Securities:                                                                                  ONLY
----------------------------------------------------------------------------------------------------------------------
  -  MBSs                                  x                                   x
----------------------------------------------------------------------------------------------------------------------
  -  CMOs                                  x                                   x
----------------------------------------------------------------------------------------------------------------------
  -  SMBSs                                 x                                   x
----------------------------------------------------------------------------------------------------------------------
  Repurchase
  Agreements                   x           x           x          x            x                x              x
----------------------------------------------------------------------------------------------------------------------
  Municipals                                                                   x
----------------------------------------------------------------------------------------------------------------------
  Asset-Backed                             x                                   x
  Securities
----------------------------------------------------------------------------------------------------------------------
  Commercial Paper             x           x           x          x            x                x              x
----------------------------------------------------------------------------------------------------------------------
  Loan Participations                      x           x
  and Assignments
----------------------------------------------------------------------------------------------------------------------
  Temporary                    x           x           x          x            x                x              x
  Investments
----------------------------------------------------------------------------------------------------------------------
  Zero Coupons, Pay-In-
  Kind Securities or                       x           x                       x                x              x
  Deferred Payment
  Securities
----------------------------------------------------------------------------------------------------------------------
  Floaters                     x                       x                       x                x              x
----------------------------------------------------------------------------------------------------------------------
  Inverse Floaters             x                       x                       x                x              x
----------------------------------------------------------------------------------------------------------------------
  Cash Equivalents             x           x           x                       x                x              x
----------------------------------------------------------------------------------------------------------------------
  Yankee Dollars                           x                                   x                x
----------------------------------------------------------------------------------------------------------------------

                          ----------------------------------------------------------------------------
                           Asian   Emerging  Emerging  Global  International  International   Latin
                           Equity  Markets   Markets   Equity  Fixed Income   Magnum          American
                                   Debt      Equity
------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENT:
------------------------------------------------------------------------------------------------------
  Foreign Equity             x                  x        x                          x            x
  Securities
------------------------------------------------------------------------------------------------------
  Foreign Bonds              x        x         x        x           x              x            x
------------------------------------------------------------------------------------------------------
  Foreign Currency           x        x         x        x           x              x            x
  Transactions
------------------------------------------------------------------------------------------------------
  Emerging Market            x        x         x        x           x              x            x
  Country Securities
------------------------------------------------------------------------------------------------------
  Russian Securities                  x         x
------------------------------------------------------------------------------------------------------
  Brady Bonds                x        x         x                    x              x            x
------------------------------------------------------------------------------------------------------
  Investment Funds           x        x         x        x           x              x            x
------------------------------------------------------------------------------------------------------
  Eurodollars                x        x         x        x           x              x            x
------------------------------------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
------------------------------------------------------------------------------------------------------
  Loans of Portfolio         x        x         x        x           x              x            x
  Securities
------------------------------------------------------------------------------------------------------
  Non-Publicly Traded
  Securities, Private        x        x         x        x           x              x            x
  Placements and
  Restricted Securities
------------------------------------------------------------------------------------------------------
  When-Issued and
  Delayed Delivery           x        x         x        x           x              x            x
  Securities
------------------------------------------------------------------------------------------------------
  Leverage                            x                                                          x
------------------------------------------------------------------------------------------------------
  Reverse Repurchase                  x                              x                           x
  Agreements
------------------------------------------------------------------------------------------------------
  Short Sales                         x                              x
------------------------------------------------------------------------------------------------------
  Structured Investments     x                  x        x           x              x
------------------------------------------------------------------------------------------------------
DERIVATIVE PRODUCTS:
------------------------------------------------------------------------------------------------------
  Futures Contracts          x        x         x        x           x              x            x
------------------------------------------------------------------------------------------------------
  Forward Contracts          x        x         x        x           x              x            x
------------------------------------------------------------------------------------------------------
  Options                    x        x         x        x           x              x            x
------------------------------------------------------------------------------------------------------
  Swaps                      x        x         x        x           x              x            x
------------------------------------------------------------------------------------------------------

                          ASSET ALLOCATION PORTFOLIOS
                          ---------------------------

                                   ----------------------------------------------
                                      BALANCED             MULTI-ASSET-CLASS

---------------------------------------------------------------------------------
STRATEGIES:
---------------------------------------------------------------------------------
  Asset Allocation Management             x                         x
---------------------------------------------------------------------------------
  Core Equity Investing                   x                         x
---------------------------------------------------------------------------------
  Emerging Markets Investing              x                         x
---------------------------------------------------------------------------------
  Fixed Income and Asset Allocation       x                         x
---------------------------------------------------------------------------------
  Foreign Fixed Income Investing          x                         x
---------------------------------------------------------------------------------
  Foreign Investing                       x                         x
---------------------------------------------------------------------------------
  High Yield Investing                    x                         x
---------------------------------------------------------------------------------
  International Equity Investing          x                         x
---------------------------------------------------------------------------------
  Maturity and Duration Management        x                         x
---------------------------------------------------------------------------------
  Mortgage Investing                      x                         x
---------------------------------------------------------------------------------
  Value Investing                         x                         x
---------------------------------------------------------------------------------
EQUITY SECURITIES:
---------------------------------------------------------------------------------
  Common Stocks                           x                         x
---------------------------------------------------------------------------------
  Depositary Receipts                     x                         x
                                     (ADRs ONLY)               (ADRs ONLY)
---------------------------------------------------------------------------------
  Preferred Stocks                        x                         x
---------------------------------------------------------------------------------
  Rights                                  x                         x
---------------------------------------------------------------------------------
  Warrants                                x                         x
---------------------------------------------------------------------------------
  Convertible Securities                  x                         x
---------------------------------------------------------------------------------
  Partnerships
---------------------------------------------------------------------------------
  Investment Company Securities           x                         x
---------------------------------------------------------------------------------
  REITs
---------------------------------------------------------------------------------
FIXED INCOME SECURITIES:
---------------------------------------------------------------------------------
  Investment Grade Securities
----------------------------------------------------------------------------------
  High Yield Securities                   x                         x
----------------------------------------------------------------------------------

                                   ----------------------------------------------
                                      BALANCED             MULTI-ASSET-CLASS

---------------------------------------------------------------------------------
  U.S. Government Securities              x                        x
---------------------------------------------------------------------------------
  Agencies                                x                        x
---------------------------------------------------------------------------------
  Corporate Bonds                         x                        x
---------------------------------------------------------------------------------
  Money Market Instruments                x                        x
---------------------------------------------------------------------------------
  Mortgage Related Securities:            x                        x
---------------------------------------------------------------------------------
  -    MBSs                               x                        x
---------------------------------------------------------------------------------
  -    CMOs                               x                        x
---------------------------------------------------------------------------------
  -    SMBSs                              x                        x
---------------------------------------------------------------------------------
  Repurchase Agreements                   x                        x
---------------------------------------------------------------------------------
  Municipals                              x                        x
---------------------------------------------------------------------------------
  Asset-Backeds                           x                        x
---------------------------------------------------------------------------------
  Loan Participations and Assignments     x                        x
---------------------------------------------------------------------------------
  Commercial Paper                        x                        x
---------------------------------------------------------------------------------
  Temporary Investments                   x                        x
---------------------------------------------------------------------------------
  Zero Coupons, Pay-In-Kind
  Securities or Deferred Payment          x                        x
  Securities
---------------------------------------------------------------------------------
  Floaters                                x                        x
---------------------------------------------------------------------------------
  Inverse Floaters                        x                        x
---------------------------------------------------------------------------------
  Cash Equivalents                        x                        x
---------------------------------------------------------------------------------
  Yankee Dollars                          x                        x
---------------------------------------------------------------------------------
FOREIGN INVESTMENT:
---------------------------------------------------------------------------------
  Foreign Equity Securities               x                        x
---------------------------------------------------------------------------------
  Foreign Bonds                           x                        x
---------------------------------------------------------------------------------
  Foreign Currency Transactions           x                        x
---------------------------------------------------------------------------------
  Emerging Market Country Securities      x                        x
---------------------------------------------------------------------------------
  Russian Securities
---------------------------------------------------------------------------------
  Brady Bonds                             x                        x
---------------------------------------------------------------------------------
  Investment Funds                        x                        x
---------------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
---------------------------------------------------------------------------------
  Loans of Portfolio Securities           x                        x
---------------------------------------------------------------------------------

                                   ----------------------------------------------
                                      BALANCED             MULTI-ASSET-CLASS

---------------------------------------------------------------------------------
  Non-Publicly Traded Securities,
  Private Placements and Restricted       x                        x
  Securities
---------------------------------------------------------------------------------
  When-Issued and Delayed Delivery        x                        x
  Securities
---------------------------------------------------------------------------------
  Leverage
---------------------------------------------------------------------------------
  Reverse Repurchase Agreements           x                        x
---------------------------------------------------------------------------------
  Short Sales                             x                        x
---------------------------------------------------------------------------------
  Structured Investments                  x                        x
---------------------------------------------------------------------------------
DERIVATIVE PRODUCTS:
---------------------------------------------------------------------------------
  Futures Contracts                       x                        x
---------------------------------------------------------------------------------
  Forward Contracts                       x                        x
---------------------------------------------------------------------------------
  Options                                 x                        x
---------------------------------------------------------------------------------
  Swaps                                   x                        x
---------------------------------------------------------------------------------


INVESTMENT STRATEGIES

ASSET ALLOCATION MANAGEMENT: The Adviser's approach to asset allocation management is to determine investment strategies for each asset class in a Portfolio separately, and then determine the mix of those strategies expected to maximize the return available from each market. In its twenty-five year history of managing balanced accounts, MAS has developed strategic judgments on the mix among asset classes are based on valuation disciplines and tools for analysis. Tactical asset-allocation shifts are based on comparisons of prospective risks, returns, and the likely risk-reducing benefits derived from combining different asset classes into a single portfolio. Experienced teams of equity, fixed-income, and international investment professionals manage the investments in each asset class.

CORE EQUITY INVESTING: The Adviser's "core" or primary equity strategy emphasizes common stocks of large companies, with targeted investments in small company stocks that promise special growth opportunities. Depending on the Adviser's outlook for the economy and different market sectors, the mix between value stocks and growth stocks will change.

EMERGING MARKETS INVESTING: The Adviser's approach to emerging markets investing is based on the Adviser's evaluation of both short-term and long-term international economic trends and the relative attractiveness of emerging markets and individual emerging market securities.

Emerging markets describes any country which is generally considered to be an emerging or developing country by the international financial community such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Currently, investing in many emerging markets is either not feasible or very costly, or may involve unacceptable political risks. Other special risks include the possible increased likelihood of expropriation or the return to power of a communist regime which would institute policies to expropriate, nationalize or otherwise confiscate investments. A Portfolio will focus its investments on those emerging market countries in which the Adviser believes the potential for market appreciation outweighs these risks and the cost of investment. Investing in emerging markets also involves an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

FIXED INCOME MANAGEMENT AND ASSET ALLOCATION: In selecting fixed-income securities for certain Portfolios, the Adviser considers the value offered by various segments of the fixed income securities market relative to cash equivalents and equity securities. The Adviser may find that certain segments of the fixed income securities market offer more or less attractive relative value when compared to equity securities than when compared to other fixed income securities.

For example, in a given interest rate environment, equity securities may be judged to be fairly valued when compared to intermediate duration fixed-income securities, but overvalued compared to long duration fixed-income securities. Consequently, while a Portfolio investing only in fixed-income securities may not emphasize long duration assets to the same extent, the fixed-income portion of a balanced investment may invest a percentage of its assets in long duration bonds on the basis of their valuation relative to equity securities.

FOREIGN FIXED INCOME INVESTING: The Adviser invests in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser's judgment unacceptable currency risk exists, currency futures & options, forwards and swaps may be used to hedge the currency risk.

FOREIGN INVESTING: Investors should recognize that investing in Foreign bonds and foreign equities involves certain special considerations which are not typically associated with investing in domestic securities.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign securities than about U.S. securities. Foreign bonds and Foreign equities may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Since foreign bonds and foreign equities may be denominated in foreign currencies, and since a Portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, a Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

Although a Portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a Portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio's investments.

GROWTH STOCK INVESTING: The Adviser focuses on common stocks that generally have higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by an appropriate market index.

HIGH YIELD INVESTING: This strategy involves investments in high yield securities based on the Adviser's analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers. See "High Yield Securities," below, for further discussion of these securities, including risks.

INTERNATIONAL EQUITY INVESTING: The Adviser's approach to international equity investing is based on its evaluation of both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.

The Adviser considers fundamental investment characteristics, the principles of valuation and diversification, and a relatively long-term investment time horizon. Since liquidity will also be a consideration, emphasis will likely be influenced by the relative market capitalizations of different non-U.S. stock markets and individual securities. Portfolios seek to diversify investments broadly among both developed and newly industrializing foreign countries. Where appropriate, a Portfolio may also invest in regulated investment companies or investment funds which invest in such countries to the extent allowed by applicable law.

MATURITY AND DURATION MANAGEMENT: One of two primary components of the Adviser's fixed-income investment strategy is maturity and duration management. The maturity and duration structure of a Portfolio investing in fixed-income securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See Value Investing for a description of the second primary component of the Adviser's fixed-income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed-income securities. Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any Fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

MORTGAGE INVESTING: As described in the prospectus, certain Portfolios may invest greater than 50% of their assets, and other Portfolios also may invest, in mortgage-related securities. These include mortgage securities representing interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Fannie Mae, other government agencies, and private issuers. It is expected that a Portfolio's primary emphasis will be in mortgage securities issued by the various government-related organizations. However, a Portfolio may invest, without limit, in mortgage securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.

REAL ESTATE INVESTING. Investments in securities of issuers engaged in the real estate industry, entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios' investment.

VALUE INVESTING: One of two primary components of the Adviser's fixed-income strategy is value investing. The Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a Portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.

VALUE STOCK INVESTING: The Adviser emphasizes common stocks that it believes are undervalued relative to the stock market in general as measured by an appropriate market index. The Adviser determines value using a variety of measures, including price/earnings ratios and price/book ratios. Value stocks generally pay dividends, but the Adviser may select non-dividend paying stocks for their value characteristics.

EQUITY SECURITIES

Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of Equity Securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all Equity Securities in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's Equity Securities.

COMMON STOCKS. Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

DEPOSITARY RECEIPTS. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the

U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

ADRS. For information concerning American Depositary Receipts ("ADR"), see "Depositary Receipts" above.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

RIGHTS. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferrable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

WARRANTS. Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferrable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

INVESTMENT COMPANY SECURITIES. Investment Company Securities are securities of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended (the "1940 Act"), generally prohibits an Underlying Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. To the extent a Portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Portfolio also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

REITS. Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the Portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

FIXED INCOME SECURITIES

Fixed Income Securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and some Fixed Income Securities may have other novel features such as conversion rights. Prices of Fixed Income Securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security. Economic, political and other events also may affect the prices of broad fixed income markets. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments also will affect the maturity and value of Fixed Income Securities. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding Fixed Income Securities.

The length of time to the final payment, or maturity, of a Fixed Income Security also affects its price volatility. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuation, especially as a result of changes in interest rates. Traditionally, term to maturity has been used as a barometer of a Fixed Income Security's sensitivity to interest rate changes. However, this measure considers only the time until final payment and takes no account of the pattern of payments prior to maturity. Duration is a more precise measure of the expected life of a Fixed Income Security that combines consideration of yield, coupon, interest payments, final maturity and call features and measures the expected life of a Fixed Income Security on a present value basis. The duration of a Fixed Income Security ordinarily is shorter than its maturity.

INVESTMENT GRADE SECURITIES. Investment Grade Securities are those rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S & P") or Fitch Investors Service, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

HIGH YIELD SECURITIES. High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as junk bonds or high yield, high risk securities.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities are Fixed Income Securities that are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest. U.S. Government Securities may include securities issued by the U.S. Treasury and securities issued by federal agencies and U.S. Government sponsored instrumentalities.

AGENCIES. Agencies are securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, or any of several other agencies.

CORPORATES. Corporates are debt securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.

MONEY MARKET INSTRUMENTS. Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations.

MORTGAGE RELATED SECURITIES. Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities include collateralized mortgage obligations and mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

     Mortgage-Backed Securities. With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"), Fannie Mae, private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs which at the time of purchase are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.

     MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by its right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, FHLMC now issues MBSs (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP) obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury.

     There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (to be announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.

     Like fixed income securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, the Advisers look for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers which are rated investment grade at the time of purchase by Moody's or S&P or be deemed by the Advisers to be of comparable investment quality.

     Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.

     Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

     Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

     Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.
The mortgage loans underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four-family housing units.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

     CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

     The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

     Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

     Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs, yield to maturity.

     Credit Enhancement. Mortgage related securities are often backed by a pool of assets representing the obligations of a number of parties. To lessen the effect of failure by obligors on underlying assets to make payments, these securities may have various types of credit support. Credit support falls into two primary categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage related securities for which third party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could decline in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Portfolio's Custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

Pursuant to an order expected to be issued by the Securities and Exchange Commission (the "SEC"), the Portfolios managed by an Adviser may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by that Adviser. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio's participation in the income from jointly purchased Repurchase

Agreements will be based on that Portfolio's percentage share in the total Repurchase Agreement. The Portfolios' ability to invest in Repurchase Agreements on a joint basis will be contingent upon issuance of the order by the SEC described above.

MUNICIPALS. Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

ASSET-BACKED SECURITIES. Asset-Backed Securities ("Asset-Backeds") are securities collateralized by shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral underlying Asset-Backeds tends to have prepayment rates that usually do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments (on automobile loans and other collateral) will alter the cash flow on Asset-Backeds and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. The maturity of Asset-Backeds will be based on the expected average life of the instrument. In selecting these securities, the Advisers will look for those securities that offer a higher yield to compensate for any variation in average maturity.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks represent an ownership interest in the issuer they have many of the characteristics of an Equity Security and are, therefore, included in both the definition of Fixed Income Security and Equity Security.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Prices of Convertible Fixed Income Securities frequently are more volatile than non-Convertible Fixed Income Securities. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Security may be exchanged and, therefore, are included in both the definition of Fixed Income Security or Equity Security.

LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its NAV.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

TEMPORARY INVESTMENTS. When the Adviser believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES. Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of Fixed Income Securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Portfolio will not receive cash periodic coupon payments on these securities, the Portfolio may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Portfolio may have to pay taxes on this phantom income, although it has not received any cash payment.

     Zero Coupons. Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

     Pay-In-Kind Securities. Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

     Deferred Payment Securities. Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

FLOATERS. Floaters are Fixed Income Securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

INVERSE FLOATERS. Inverse floating rate obligations ("Inverse Floaters") are Fixed Income Securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

CASH EQUIVALENTS: Cash equivalents are short-term FIXED INCOME SECURITIES comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A Portfolio may invest in obligations of U.S. banks, of foreign branches of U.S. banks (Eurodollars) and of U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the foreign investing section of this Prospectus.

A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (ii) in the case of U.S. banks, it is a member of the FDIC, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other fixed income securities which the Portfolio may purchase.

(2) Commercial paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g., A or better by Moody's, Standard & Poor's or Fitch).

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g., A or better by Moody's, Standard & Poor's or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others;

(6) Repurchase agreements collateralized by securities listed above; and

(7) The Money Market Portfolio's investments are limited by the requirements of Rule 2a-7 under the 1940 Act.

Commercial paper refers to short-term fixed income securities with maturities ranging from 2 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or Standard & Poor's.

YANKEE DOLLAR AND EURODOLLAR OBLIGATIONS. The Portfolios may invest in Eurodollar and Yankee dollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues but Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FOREIGN INVESTMENT

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed Income Securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although the Advisers endeavor to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolios may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

FOREIGN EQUITY SECURITIES. Foreign Equity Securities are Equity Securities of an issuer in a foreign country.

FOREIGN BONDS. Foreign Bonds are Fixed Income Securities issued by a foreign government or a private issuer in a foreign country.

FOREIGN CURRENCY TRANSACTIONS. The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, but also may enter into forward contracts to purchase or sell foreign currencies. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

The Portfolios may enter into foreign currency forward contracts in several circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. Additionally, when any of the Portfolios anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. However, it may not be practicable to hedge currency risk in all markets, particularly emerging markets.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios intend to enter into such forward contracts to protect the value of portfolio securities on a continuous basis. The Portfolios will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Portfolio to deliver an amount of foreign currency in excess of the value of such Portfolio's securities or other assets denominated in that currency.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that it is in the best interests of the Portfolio. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Fund's Custodian will place cash or liquid securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be equal to the amount of such Portfolio's commitments with respect to such contracts.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency warrants. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

EMERGING MARKET COUNTRY SECURITIES. An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration of approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries, also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

RUSSIAN SECURITIES. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

In light of the risks described above, the Board Directors of the Fund has approved certain procedures concerning the Fund's investments in Russian Securities. Among these procedures is a requirement that a Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

BRADY BONDS. Brady Bonds are Fixed Income Securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. Brady Bonds have only been issued in recent years, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolios will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

INVESTMENT FUNDS. Some emerging market countries have laws and regulations that currently preclude direct investment in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

OTHER SECURITIES

LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest of the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis);
(iii) the loan be made subject to termination by the Portfolio at any time; and
(iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less that those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Portfolio agrees to purchase When-Issued or delayed delivery securities, its custodian will place cash or liquid securities in a segregated account in an amount equal to the Portfolio's commitment to purchase these securities.

LEVERAGE. Each Portfolio that engages in leveraging is authorized to borrow money from banks and other entities in an amount up to 33 1/3% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes or to pay dividends. Leveraging for investment purposes is a speculative characteristic. Portfolios authorized to engage in leveraging for investment purposes do so only when the Adviser believes that doing so will benefit the Portfolio after taking into account considerations such as the costs of leverage and the likely investment returns on securities purchased with borrowed funds. Leveraging by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. Each Portfolio that engages in leveraging expects that all of its borrowing will be made on a secured basis. The Portfolio's Custodian will either segregate the assets securing the borrowing for the benefit of the lenders or make arrangements with a suitable sub-custodian. If assets used to secure the leverage decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

REVERSE REPURCHASE AGREEMENTS. Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will establish a separate custodial account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

SHORT SALES. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sales will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash or other liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risk and special considerations. If the Advisers incorrectly predict that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

STRUCTURED INVESTMENTS. Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments. The Portfolios may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with a Portfolio's investment objective and policies.

     PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company's common stock.

     ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock , subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

     LYONs. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

     Structured Notes. Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolios will use

Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.



DERIVATIVES. The Portfolios may use various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based upon a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Each of the Equity Growth, U.S. Real Estate, Emerging Markets Debt, Global Equity, International Magnum, Emerging Markets Equity, Asian Equity and Latin American Portfolios will limit its use of derivatives to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. The Fixed Income, High Yield, Core Equity, Value, Mid Cap Growth, Mid Cap Value, International Fixed Income, Balanced and Multi-Asset-Class Portfolios will not enter into futures to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. The Portfolios' investments in forward foreign currency contracts and Derivatives used for hedging purposes are not subject to the foregoing limits.

The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.

FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS). The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed under "Foreign Currency Transactions." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will uses these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may use futures contracts, forward contracts and related options are as follows:

The Portfolios may sell securities index futures contracts and/or options thereon in anticipations of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by the Advisers, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with change in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.

Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.

Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Advisers and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

SWAPS, CAPS, COLLARS AND FLOORS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party.
This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.

TAXES
-----

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Portfolios' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative charges or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends that each of its Portfolios qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, each Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to security loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, United States Government securities, securities or other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

In addition to the requirements described above, in order to qualify as a RIC, each Portfolio must distribute at least 90% of each Portfolio's net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

Some of the Portfolios may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income a Portfolio must distribute to satisfy the Distribution Requirement. In some cases, a Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

Although each Portfolio intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.



For certain transactions, each Portfolio is required for federal income tax purposes to recognize as gain or loss its net unrealized gains or losses on forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Realized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

Short sales engaged in by a Portfolio may reduce the holding period of property held by a Portfolio which is substantially identical to the property sold short. This rule may have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

Each Portfolio will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by a Portfolio during the year, including the amount of dividends eligible for the corporate dividends-received deduction.



FEDERAL EXCISE TAX

If a Portfolio fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), such Portfolio will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Portfolio intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

FOREIGN INCOME TAXES

Each Portfolio that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Portfolio's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Portfolio's assets to be invested within various countries is not known.

If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, such Portfolio may elect to "pass through" to its shareholders the amount of foreign income taxes paid by the Portfolio (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders would be required to (i) include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Portfolio; (ii) either deduct their pro-rata share of foreign taxes in computing their taxable income, or use such share (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). In determining the source and character of distributions received from a Portfolio for purposes of the foreign tax credit limitation rules of the Code, shareholders would, if that Portfolio makes the Foreign Tax Election, be required to treat their pro-rata shares of such foreign taxes and allocable portions of Portfolio distributions as foreign source income.

PURCHASE OF THE SHARES OF THE PORTFOLIOS

Shares of the Portfolios will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and realized capital gains of Portfolios of the Fund are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance policy prospectus.

STATE AND LOCAL TAX CONSIDERATIONS

Rules of U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Portfolio.

PURCHASE OF SHARES
------------------

The purchase price of each Portfolio of the Fund, except the Money Market Portfolio, is the net asset value next determined after the order is received. For each Portfolio of the Fund other than the Money Market Portfolio, an order received prior to the close of the New York Stock Exchange (the "NYSE") (normally 4:00 pm Eastern Time) will be executed at the price computed on the date of receipt; and an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund's transfer agent receives payment by check or in Federal Funds prior to the close of the NYSE on such day. Shares of the Money Market Portfolio may be purchased at the net asset value per share at the price next determined after Federal Funds are available to such Portfolio. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

Each Portfolio reserves the right in its sole discretion to suspend the offering of its shares and to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio.

REDEMPTION OF SHARES
--------------------

REDEMPTIONS. Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

DISTRIBUTIONS IN KIND. If the Board of Directors determines that it would be detrimental to the best interests of the shareholders of a Portfolio to make a redemption payment wholly in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Fund may pay a portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently selling shares of those securities.

INVESTMENT LIMITATIONS
----------------------

FUNDAMENTAL LIMITATIONS

Each current Portfolio has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

(1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling futures contracts or options thereon or from investing in securities or other instruments backed by physical commodities);

(2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

(3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

(4) except with respect to the International Fixed Income, Emerging Markets Equity, Emerging Markets Debt, International Magnum, Latin American and U.S. Real Estate Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

(5) issue senior securities and will not borrow, except from banks in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities;

(6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

(7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (in the case of the Money Market Portfolio) instruments issued by U.S. Banks; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) ABSs will be classified according to the underlying assets securing such securities; and provided further that the U.S. Real Estate Portfolio may invest more than 25% of its total assets in the U.S. real estate industry and the Latin American Portfolio may invest more than 25% of its assets in companies in the telecommunications industry or financial services industry.

In accordance with Fundamental Restriction No. (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the Portfolio was not able to invest greater than 25% of its total assets in such industries. The Board of Directors has made the foregoing determination with respect to the telecommunications industry and, accordingly, the Latin American Portfolio will invest between 25% and 40% of its assets in securities of issuers engaged in the telecommunications industry.

NON-FUNDAMENTAL LIMITATIONS

In addition, each current Portfolio of the Fund has adopted non-fundamental investment limitations as stated below. Such limitations may be changed without shareholder approval. Each current Portfolio of the Fund will not:

(1) sell short (other than "against the box") unless the Portfolio's obligation is covered by unencumbered liquid assets in a segregated account and by collateral held by the lending broker; provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

(2) invest for the purpose of exercising control over management of any company;

(3) invest its assets in securities of any investment company except as may be permitted by the 1940 Act;

(4) invest more than an aggregate or 15% of the net assets of the Portfolio (10% in the case of the Money Market Portfolio), determined at the time of investment, in illiquid securities;

(5) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the prospectus) that are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions and, in the case of the High Yield Portfolio, institutional investors, so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

(6) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; and

(7) except in the case of the Emerging Markets Debt and Latin American Portfolios, borrow money, other than temporarily or for extraordinary or emergency purposes or purchase additional securities when borrowings exceed 5% of total (gross) assets.

Each of the International Fixed Income, Emerging Markets Debt, Emerging Markets Equity, International Magnum, Latin American and U.S. Real Estate Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The Fund and its Portfolios will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the Portfolios.

In addition, Section 817(h) of the Internal Revenue Code requires that the assets of each Portfolio be adequately diversified so that insurance companies, and not variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. To meet the diversification requirements of regulations issued under Section 817(h), each Portfolio will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Portfolio must meet the above diversification requirements within 30 days of the end of each calendar quarter.

DETERMINING MATURITIES OF CERTAIN INSTRUMENTS
---------------------------------------------

Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities. In addition, for securities that are subject to prepayments, the weighted average life of the security will be used in the weighted average maturity calculation instead of the stated maturity date on the instrument. The weighted average life of a security takes into consideration the impact of prepayments on the length of time the security will be outstanding and typically indicates an actual maturity that is shorter than the maturity date stated on the face of the instrument.

MANAGEMENT OF THE FUND
----------------------

OFFICERS AND DIRECTORS

The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by the Advisers or their affiliates. Two Directors and all of the officers of the Fund are directors, officers or employees of the Fund's advisers, distributor or administrators. The other Directors have no affiliation with the Fund's advisers, distributor or administrators. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:

     Name, Address and
       Date of Birth             Position with Fund        Principal Occupation During Past Five Years
       -------------             ------------------        -------------------------------------------
Barton M. Biggs*              Chairman and Director     Chairman, Director and Managing Director of
1221 Avenue of the Americas                             Morgan Stanley Dean Witter Investment
New York, NY  10020                                     Management Inc. and Morgan Stanley Dean
11/26/32                                                Witter Investment Management Limited;
                                                        Managing Director of Morgan Stanley & Co.
                                                        Incorporated; Director of Rand McNally
                                                        Company; Member of the Yale Development
                                                        Board; Chairman and Director of various U.S.
                                                        registered investment companies managed by
                                                        Morgan Stanley Dean Witter Investment
                                                        Management Inc.

Michael F. Klein*             Director and President    Principal of Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                             and Morgan Stanley Dean Witter Investment
New York, NY  10020                                     Management Inc.; President and Officer of
12/12/58                                                various U.S. registered investment companies
                                                        managed by Morgan Stanley Dean Witter
                                                        Investment Management Inc.  Previously
                                                        practiced law with the New York law firm of
                                                        Rogers & Wells.

John D. Barrett, II           Director                  Chairman and Director of Barrett Associates,
521 Fifth Avenue                                        Inc. (investment counseling); Director of the
New York, NY  10135                                     Ashforth Company  (real estate); Director of
8/21/35                                                 Morgan Stanley Dean Witter Institutional Fund,
                                                        Inc. and Morgan Stanley Dean Witter Strategic
                                                        Adviser Fund, Inc.

     Name, Address and
       Date of Birth             Position with Fund        Principal Occupation During Past Five Years
       -------------             ------------------        -------------------------------------------
Gerard E. Jones               Director                  Partner in Richards & O'Neil LLP (law firm);
43 Arch Street                                          Director of Morgan Stanley Dean Witter
Greenwich, CT 06830                                     Institutional Fund, Inc. and Morgan Stanley
1/23/37                                                 Dean Witter Strategic Adviser Fund, Inc.

Andrew McNally IV             Director                  Director of Allendale Insurance Co., Mercury
8255 North Central                                      Finance (consumer finance); Zenith Electronics,
Park Avenue                                             Hubbell, Inc. (industrial electronics); Director
Skokie, IL 60076                                        of Morgan Stanley Dean Witter Institutional
11/11/39                                                Fund, Inc. and Morgan Stanley Dean Witter
                                                        Strategic Adviser Fund, Inc.; Formerly
                                                        Chairman and Chief Executive Officer of Rand
                                                        McNally & Company (publishing).

Samuel T. Reeves              Director                  Chairman of the Board and CEO, Pinacle
8211 North Fresno Street                                Trading L.L.C. (investments); Director, Pacific
Fresno, CA 93720                                        Gas and Electric and PG&E Enterprises
7/28/34                                                 (utilities); Director of Morgan Stanley Dean
                                                        Witter Institutional Fund, Inc. and Morgan
                                                        Stanley Dean Witter Strategic Adviser Fund,
                                                        Inc.

Fergus Reid                   Director                  Chairman and Chief Executive Officer of
85 Charles Colman Blvd                                  LumeLite Plastics Corporation (injection
Pawling, NY 12564                                       molding); Trustee and Director of Vista Mutual
8/12/32                                                 Fund Group; Director of Morgan Stanley Dean
                                                        Witter Institutional Fund, Inc. and Morgan
                                                        Stanley Dean Witter Strategic Adviser Fund,
                                                        Inc.

Frederick O. Robertshaw       Director                  Of Counsel, Copple, Chamberlin & Boehm,
2800 North Central Avenue                               P.C.; Formerly, Of Counsel, Bryan, Cave LLP
Phoenix, AZ 85004                                       (law firms); Director of Morgan Stanley Dean
1/24/34                                                 Witter Institutional Fund, Inc. and Morgan
                                                        Stanley Dean Witter Strategic Adviser Fund,
                                                        Inc.

Harold J. Schaaff, Jr.*       Vice President            Principal of Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                             and Morgan Stanley Dean Witter Investment
New York, NY 10020                                      Management Inc.; General Counsel and
6/10/60                                                 Secretary of Morgan Stanley Dean Witter
                                                        Investment Management Inc.; Vice President of
                                                        various U.S. registered investment companies
                                                        managed by Morgan Stanley Dean Witter
                                                        Investment Management Inc.

Joseph P. Stadler*            Vice President            Principal of Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                             and Morgan Stanley Dean Witter Investment
New York, NY 10020                                      Management Inc.; Previously with Price
6/7/54                                                  Waterhouse LLP (now PricewaterhouseCoopers
                                                        LLP) (accounting); Vice President of various
                                                        U.S. registered investment companies managed
                                                        by Morgan Stanley Dean Witter Investment
                                                        Management Inc.

     Name, Address and
       Date of Birth             Position with Fund        Principal Occupation During Past Five Years
       -------------             ------------------        -------------------------------------------
Lorraine Truten*              Vice President            Vice President, MAS Funds; Head of Mutual
One Tower Bridge                                        Fund Services, Miller Anderson & Sherrerd,
West Conshohocken, PA 19428                             LLP; Principal of Morgan Stanley Dean Witter
5/11/61                                                 Investment Management Inc.; President, MAS
                                                        Fund Distribution, Inc.

Stefanie V. Chang*            Vice President            Vice President of Morgan Stanley & Co.
1221 Avenue of the Americas                             Incorporated and Morgan Stanley Dean Witter
New York, NY 10020                                      Investment Management Inc.; Vice President of
11/30/66                                                various U.S. registered investment companies
                                                        managed by Morgan Stanley Dean Witter
                                                        Investment Management Inc.  Previously
                                                        practiced law with the New York law firm of
                                                        Rogers & Wells.

James A. Gallo*               Vice President            Vice President of Morgan Stanley Dean Witter &
One Tower Bridge                                        Co.; Head of Fund Administration, Miller
West Conshohocken, PA 19428                             Andersen & Sherrerd, LLP; Treasurer MAS Funds;
6/18/64                                                 formerly Manager, Internal Accounting and then
                                                        Vice President and Director of Investment
                                                        Accounting, PFPC, Inc.

Valerie Y. Lewis*             Secretary                 Vice President of Morgan Stanley & Co.
1221 Avenue of the Americas                             Incorporated and Morgan Stanley Dean Witter
New York, NY 10020                                      Investment Management Inc.; Previously with
3/26/56                                                 Citcorp (banking); Secretary of various U.S.
                                                        registered investment companies managed by
                                                        Morgan Stanley Dean Witter Investment
                                                        Management Inc.

Karl O. Hartmann              Assistant Secretary       Senior Vice President, Secretary and General
73 Tremont Street                                       Counsel of Chase Global Funds Services
Boston, MA 02108-3913                                   Company; Previously with Leland, O'Brien,
3/7/55                                                  Rubinstein Associates, Inc. (investments).

Joanna Haigney                Treasurer                 Assistant Vice President, Senior Manager of
73 Tremont Street                                       Fund Administration and Compliance Services,
Boston, MA 02108-3913                                   Chase Global Funds Services Company;
10/10/66                                                Treasurer of various U.S. registered investment
                                                        companies managed by Morgan Stanley Dean
                                                        Witter Investment Management Inc. Previously
                                                        with Coopers & Lybrand LLP (now
                                                        PricewaterhouseCoopers LLP).

Belinda A. Brady              Assistant Treasurer       Fund Administration Manager, Chase Global
73 Tremont Street                                       Funds Services Company. Previously was senior
Boston, MA 02108-3913                                   auditor at Coopers & Lybrand LLP (now
1/23/68                                                 PricewaterhouseCoopers LLP).

_______________
* "Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS

Members of the Board of Directors who are not "interested persons" within the meaning of the 1940 Act ("Non-interested Directors") receive compensation from the Fund and from other investment companies advised by

MSDW Investment Management or MAS (or by affiliated companies) (the Fund and such other investment companies are referred to as the "Fund Complex"). The open-end investment companies in the Fund Complex pay each of the Noninterested Directors an annual aggregate compensation of $65,000, plus out-of-pocket expenses, and pay each of the Noninterested Directors on the Board Audit Committees additional annual aggregate compensation of $10,000 for serving on such committees. The aggregate of such compensation for each Noninterested Director is allocated among the open-end investment companies in direct proportion to their respective average annual net assets. For the fiscal year ended December 31, 1998, the Fund paid approximately $_____ in Directors fees and expenses. Column (2) in the following table sets forth the portions of the annual aggregate compensation paid by the Fund to each Director for serving as a Director of the Fund for the fiscal year ended December 31, 1998. Column (5) in the table sets forth aggregate compensation paid by the Fund and Fund Complex to each Director during the fiscal year ended December 31, 1998. Compensation amounts do not include reimbursements of out-of-pocket expenses. Directors who are officers or otherwise "interested persons" receive no remuneration for their services as Directors. Directors and Officers of the Fund do not own shares of the Fund.

COMPENSATION TABLE

                                                                                             (5)
                                                                                            Total
                                                         (3)                 (4)         Compensation
                                                      Pension or          Estimated       From Fund
                                       (2)            Retirement            Annual         and Fund
                                    Aggregate      Benefits Accrued        Benefits         Complex
      (1)                          Compensation    as Part of Fund           Upon           Paid to
Name of Director                   From Fund (a)       Expenses           Retirement       Directors
-----------------                  -------------       --------           ----------       ----------
Barton M. Biggs                        $ 0                $ 0                 $ 0              $ 0
Michael F. Klein                                                                                 0
John D. Barrett, II                      0                  0                   0            ______(c)
Gerard E. Jones                          0                  0                   0            ______(c)(d)
Andrew McNally, IV(b)                   ___                 0                   0            ______(c)
Samuel T. Reeves(b)                     ___                 0                   0            ______(c)
Fergus Reid                             ___                 0                   0            ______(c)(d)
Frederick O. Robertshaw(b)              ___                 0                   0            ______(c)

________________
(a) Of the amounts payable to Messrs. Barrett, Jones, McNally, Reeves, Reid and Robertshaw, [nothing] was deferred pursuant to the Fund's deferred compensation plan in the fiscal year ended December 31, 1998.
(b)  Member of Audit Committee of the Board of Directors of the Fund.
(c) Number of other investment companies in Fund Complex from whom Director received compensation: Mr. Barrett--3; Mr. Jones--4; Mr. McNally--3; Mr. Reeves--3; Mr. Reid--4; Mr. Robertshaw--3.
(d) Includes amounts paid for service as Director of a closed-end investment company in the Fund Complex, in addition to amounts paid by the open-end investment companies.

The Fund maintains an unfunded Deferred Compensation Plan which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for attending meetings of the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Director. Distributions generally are in the form of equal annual installments over a period of five years beginning on the first day of the year following the year in which the Director's service terminates, except that the Board of Directors, in its sole discretion, may accelerate or extend such distribution. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended ("the Code"). The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

MSDW Investment Management is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). The principal offices of MSDW are located at 1585 Broadway, New York, N.Y. 10036 and the principal offices of MSDW Investment Management are located at 1221 Avenue of the Americas, New York, N.Y. 10020. MAS, with principal offices located at One Tower Bridge, West Conshohocken, Pennsylvania 19428, is also a subsidiary of MSDW.

Pursuant to an investment advisory agreement, the Advisers and MAS receive compensation for providing investment advisory services in the amounts described below.

ADVISORY FEES

The following table shows for each Portfolio the advisory fee paid for each of the past three fiscal years.

                MSDW Investment Management Advised Portfolios:*

                                          --------------------------------------------
                                                       ADVISORY FEE PAID
     ---------------------------------------------------------------------------------

                                             YEAR ENDED     YEAR ENDED     YEAR ENDED
     PORTFOLIO                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                1998          1997           1996
     ---------------------------------------------------------------------------------
     Equity Growth Portfolio                 $______        $_____/1/        N/A
     ---------------------------------------------------------------------------------
     U.S. Real Estate Portfolio              $______        $_____/2/        N/A
     ---------------------------------------------------------------------------------
     Emerging Markets Debt Portfolio         $______        $_____/3/        N/A
     ---------------------------------------------------------------------------------
     Global Equity Portfolio                 $______        $_____/1/        N/A
     ---------------------------------------------------------------------------------
     International Magnum Portfolio          $______        $_____/1/        N/A
     ---------------------------------------------------------------------------------
     Emerging Markets Equity Portfolio       $______        $_______        $_____/4/
     ---------------------------------------------------------------------------------
     Asian Equity Portfolio                  $______        $_____/2/        N/A
     ---------------------------------------------------------------------------------

* The Money Market and Latin American Portfolios were not operational in the fiscal years ended December 31, 1998, 1997 and 1996. Consequently, no advisory fees were paid by these Portfolios.
/1/  For the period from January 2, 1997 to December 31, 1997.
/2/  For the period from March 3, 1997 to December 31, 1997.
/3/  For the period from June 16, 1997 to December 31, 1997.
/4/  For the period from October 1, 1996 to December 31, 1996.

                           MAS Advised Portfolios:**

                                          --------------------------------------------
                                                       ADVISORY FEE PAID
     ---------------------------------------------------------------------------------

                                             YEAR ENDED     YEAR ENDED     YEAR ENDED
     PORTFOLIO                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                1998          1997           1996
     ---------------------------------------------------------------------------------
     Fixed Income Portfolio                 $______         $_____/1/        N/A
     ---------------------------------------------------------------------------------
     High Yield Portfolio                   $______         $_____/1/        N/A
     ---------------------------------------------------------------------------------
     Value Portfolio                        $______         $_____/1/        N/A
     ---------------------------------------------------------------------------------
     Mid Cap Value Portfolio                $______         $_____/1/        N/A
     ---------------------------------------------------------------------------------

** The Balanced, Core Equity, International Fixed Income, Mid Cap Growth and Multi-Asset-Class Portfolios were not operational, in the fiscal years ended December 31, 1998, 1997 and 1996. Consequently, no advisory fees were paid by these Portfolios.
/1/  For the period from January 2, 1997 to December 31, 1997.

ADMINISTRATION FEES

Pursuant to separate Administration Agreements with the Fund, MSDW Investment Management and MAS provide administrative services to MSDW Investment Management Advised Portfolios and MAS Advised Portfolios, respectively. For its services under the Administration agreement, the Fund pays each Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Portfolio managed by that Adviser. The following table shows the administration fees paid to MSDW Investment Management and MAS by the MSDW Investment Management Advised Portfolios and MAS Advised Portfolios, respectively.

                MSDW Investment Management Advised Portfolios*

----------------------------------------------------------------------------------------------------------
      PORTFOLIOS                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER
                                        1998                     1997                     31, 1996
---------------------------------------------------------------------------------------------------------
     Equity Growth Portfolio           $______                 $_____/1/                     N/A
---------------------------------------------------------------------------------------------------------
     U.S. Real Estate Portfolio        $______                 $_____/2/                     N/A
---------------------------------------------------------------------------------------------------------
     Emerging Markets Debt
          Portfolio                    $______                 $_____/3/                     N/A
---------------------------------------------------------------------------------------------------------
     Global Equity Portfolio           $______                 $_____/1/                     N/A
---------------------------------------------------------------------------------------------------------
     International Magnum
         Portfolio                     $______                 $_____/1/                     N/A
---------------------------------------------------------------------------------------------------------
   Emerging Markets Equity
        Portfolio                      $______                 $______                     ______/4/
---------------------------------------------------------------------------------------------------------
     Asian Equity Portfolio            $______                 $_____/3/                     N/A
---------------------------------------------------------------------------------------------------------

* The Money Market and Latin American Portfolios were not operational in the fiscal years ended December 31, 1998, 1997 and 1996. Consequently, no administration fees were paid by these Portfolios.
/1/  For the period from January 2, 1997 to December 31, 1997.
/2/  For the period from March 3, 1997 to December 31, 1997.
/3/  For the period from June 16, 1997 to December 31, 1997.
/4/  For the period from October 1, 1996 to December 31, 1996.


                           MAS Advised Portfolios**

---------------------------------------------------------------------------------------------------------
      PORTFOLIOS                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER
                                        1998                     1997                     31, 1996
---------------------------------------------------------------------------------------------------------
  Fixed Income Portfolio              $______                  $_____/2/                    N/A
---------------------------------------------------------------------------------------------------------
   High Yield Portfolio               $______                  $_____/2/                    N/A
---------------------------------------------------------------------------------------------------------
    Value Portfolio                   $______                  $_____/2/                    N/A
---------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio             $______                  $_____/2/                    N/A
---------------------------------------------------------------------------------------------------------

** The Balanced, Core Equity, International Fixed Income, Mid Cap Growth and Multi-Asset-Class Portfolios were not operational in the fiscal years ended December 31, 1998, 1997 and 1996. Consequently, no administration fees were paid by these Portfolios.
/1/ As no MAS Advised Portfolio was December 31, 1996, the Fund did not pay any administration fees to MAS during this period./ in operation in the period from October 1, 1996 (commencement of operations) through
/2/  For the period from January 2, 1997 to December 31, 1997.

Under a Sub-Administration Agreement between each Adviser and Chase Global Funds Services Company ("Chase Global"), a corporate affiliate of The Chase Manhattan Bank, Chase Global provides certain administrative services to the Fund. Chase Global's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

EUROPEAN CURRENCY TRANSITION. On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries are now denominated in Euros. Monetary policy for participating countries is uniformly managed by a new central bank, the European Central Bank (ECB).

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

DISTRIBUTION OF FUND SHARES

Under a Distribution Agreement with the Fund, Morgan Stanley & Co. Incorporated ("Morgan Stanley"), a subsidiary of MSDW, serves as exclusive distributor of the Portfolios and sells shares of each Portfolio on the terms described in the Fund's Prospectus.

CODE OF ETHICS

The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-I of the 1940 Act which incorporates the Code of Ethics of each Adviser (together, the "Codes"). The Codes restrict the personal investing activities of all employees of each Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

The Codes require that all employees of each Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by that Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

PRINCIPAL HOLDERS OF SECURITIES

As of January 11, 1999, the following persons were beneficial owners of 5% or more of the outstanding shares of the following Portfolios:

                                                                                           PERCENT OF
                                                                                           OUTSTANDING
PORTFOLIO                             NAME OF BENEFICIAL OWNER                                SHARES
---------                             ------------------------                             -----------
Fixed Income Portfolio               Allmerica Financial Life                                  46%
                                     Insurance & Annuity Company*/1/
                                     440 Lincoln St., S-310
                                     Worcester, MA  01653

                                     General American Life Insurance Company*/2/               28%
                                     700 Market Street
                                     St. Louis, MO  63101

                                     American General Life Insurance Company*                   7%
                                     P. O. Box 1591
                                     Houston, TX  77251


                                                                                           OUTSTANDING
PORTFOLIO                          NAME OF BENEFICIAL OWNER                                  SHARES
---------                          ------------------------                                -----------
                                   Transamerica Life Insurance and Annuity Company*             7%
                                   Separate Account VA6
                                   401 North Tryon Street
                                   Charlotte, NC 28210

                                   ICMG Registered Variable Life*                               6%
                                   Separate Account
                                   P. O. Box 2999
                                   Hartford, CT 06104

High Yield Portfolio               Hartford Life & Annuity Insurance Company*/3/               31%
                                   Separate Account Three
                                   P. O. Box 2999
                                   Hartford, CT 06104

                                   American General Life Insurance Company*                    24%
                                   P. O. Box 1591
                                   Houston, TX 77251

                                   Integrity Life Insurance Company*                           18%
                                   515 West Market Street
                                   Louisville, KY 40202

                                   National Integrity Life Insurance Company*                   9%
                                   515 West Market Street
                                   Louisville, KY 40202

                                   Transamerica Life Insurance and Annuity Company*             9%
                                   Separate Account VA6
                                   401 North Tryon Street
                                   Charlotte, NC 28210

Equity Growth Portfolio            Northbrook Life Insurance Company*/4/                       43%
                                   3100 Sanders Road
                                   Northbrook, IL 60062

                                   American General Life Insurance Company*/5/                 27%
                                   P. O. Box 1591
                                   Houston, TX 77251

                                   AIG Life Insurance Company*                                 15%
                                   1 Alico Plaza
                                   Wilmington, DE 19801

                                   General American Life Insurance Company*                    12%
                                   700 Market Street
                                   St. Louis, MO 63101

Value Portfolio                    American General Life Insurance Company*/5/                 51%
                                   P. O. Box 1591
                                   Houston, TX 77251

                                   AIG Life Insurance Company*/6/                              25%
                                   1 Alico Plaza
                                   Wilmington, DE 19801

                                   The Travelers Insurance Company*                             9%
                                   One Tower Square
                                   Hartford, CT 06183


                                                                                                PERCENT OF
                                                                                                OUTSTANDING
PORTFOLIO                            NAME OF BENEFICIAL OWNER                                      SHARES
---------                            ------------------------                                   -----------
                                     General American Life Insurance Company*                        8%
                                     700 Market Street
                                     St. Louis, MO  63101

Mid Cap Value Portfolio              American General Life Insurance Company*/5/                    58%
                                     P. O. Box 1591
                                     Houston, TX  77251

                                     Hartford Life & Annuity Insurance Company*                     24%
                                     Separate Account Three
                                     P. O. Box 2999
                                     Hartford, CT  06104

                                     The Travelers Insurance Company*                               11%
                                     One Tower Square
                                     Hartford, CT  06183

U.S. Real Estate Portfolio           Ameritas Variable Life Insurance Company*                      21%
                                     Separate Account VA-2
                                     P.O. Box 82550
                                     Lincoln, NE  68501

                                     Morgan Stanley Dean Witter & Co.                               17%
                                     1585 Broadway
                                     New York, NY  10036

                                     Integrity Life Insurance Company*                              16%
                                     515 West Market Street
                                     Louisville, KY  40202

                                     Northbrook Life Insurance Company*                             14%
                                     3100 Sanders Road
                                     Northbrook, IL  60062

                                     Connecticut General Life Insurance Company*                    10%
                                     P. O. Box 2975
                                     Hartford, CT  06104

                                     Annuity Investors Life Insurance Company*                       8%
                                     P. O. Box 5423
                                     Cincinnati, OH  45201

                                     Ameritas Variable Life Insurance Company*                       6%
                                     Separate Account V
                                     P.O. Box 82550
                                     Lincoln, NE  68501

                                     National Integrity Life Insurance Company*                      6%
                                     515 West Market Street
                                     Louisville, KY  40202

Global Equity Portfolio              Fidelity Investments Life Insurance Company*/7/                42%
                                     82 Devonshire Street, R258
                                     Boston, MA  02109

                                     Ameritas Variable Life Insurance Company*                      19%
                                     Separate Account V
                                     P.O. Box 82550
                                     Lincoln, NE  68501

                                                                                                PERCENT OF
                                                                                                OUTSTANDING
PORTFOLIO                            NAME OF BENEFICIAL OWNER                                      SHARES
---------                            ------------------------                                   -----------
                                     American General Life Insurance Company*                       19%
                                     P. O. Box 1591
                                     Houston, TX  77251

                                     The Travelers Insurance Company*                                6%
                                     One Tower Square
                                     Hartford, CT  06183

International Magnum Portfolio       Fidelity Investments Life Insurance Company*/7/                27%
                                     82 Devonshire Street, R258
                                     Boston, MA  02109

                                     General American Life Insurance Company*                       21%
                                     700 Market Street
                                     St. Louis, MO  63101

                                     American General Life Insurance Company*                       20%
                                     P. O. Box 1591
                                     Houston, TX  77251

                                     Ameritas Variable Life Insurance Company*                      13%
                                     P.O. Box 82550
                                     Lincoln, NE  68501

                                     Northbrook Life Insurance Company*                              8%
                                     3100 Sanders Road
                                     Northbrook, IL  60062

                                     LPLA Separate Account*                                          5%
                                     3109 Poplarwood Ct.
                                     Raleigh, NC  27604

Emerging Markets Equity Portfolio    New York Life Insurance and Annuity Corporation*/8/            43%
                                     300 Interpace Parkway
                                     Parsippany, NJ  07054

                                     Fidelity Investments Life Insurance Company*                   13%
                                     82 Devonshire Street, R258
                                     Boston, MA  02109

                                     Penn Mutual Life Insurance Company*                             8%
                                     Variable Annuity Account - 03
                                     Independence Square
                                     Philadelphia, PA  19172

                                     Ameritas Variable Life Insurance Company*                       7%
                                     P.O. Box 82550
                                     Lincoln, NE  68501

                                     Penn Mutual Life Insurance Company*                             6%
                                     Diversifier I - SEPFB
                                     Independence Square
                                     Philadelphia, PA  19172

                                     American General Life Insurance Company*                        5%
                                     P. O. Box 1591
                                     Houston, TX  77251

Asian Equity Portfolio               Morgan Stanley Dean Witter & Co. /9/                           42%
                                     1585 Broadway
                                     New York, NY  10036


                                                                                                PERCENT OF
                                                                                                OUTSTANDING
PORTFOLIO                            NAME OF BENEFICIAL OWNER                                      SHARES
---------                            ------------------------                                   -----------
                                     Integrity Life Insurance Company*/10/                          30%
                                     515 West Market Street
                                     Louisville, KY  40202

                                     National Integrity Life Insurance Company*                     11%
                                     515 West Market Street
                                     Louisville, KY  40202

                                     Ameritas Variable Life Insurance Company*                      10%
                                     P.O. Box 82550
                                     Lincoln, NE  68501

Emerging Markets Debt Portfolio      Nationwide Life Insurance Company*/11/                         36%
                                     P. O. Box 182029
                                     Columbus, OH  43218

                                     Morgan Stanley Dean Witter & Co.                               16%
                                     1585 Broadway
                                     New York, NY  10036

                                     Integrity Life Insurance Company*                              16%
                                     515 West Market Street
                                     Louisville, KY  40202

                                     Nationwide Life Insurance Company*                             13%
                                     P. O. Box 182029
                                     Columbus, OH  43218

                                     Fidelity Investments Life Insurance Company*                    9%
                                     82 Devonshire Street, R258
                                     Boston, MA  02109

Money Market Portfolio               AIG Life Insurance Company*/6/                                100%
                                     1 Alico Plaza
                                     Wilmington, DE  19801

* Shares of the Portfolio are sold to insurance companies for their variable annuity contracts and variable life insurance policies.
/1/ Allmerica Financial Life Insurance & Annuity Company's state of incorporation is Massachusetts.
/2/ General American Life Insurance Company's parent company is GenAmerica Corporation and its state of incorporation is Missouri.
/3/ Hartford Life & Annuity Insurance Company's parent company is The Hartford Financial Services Group and its state of incorporation is Connecticut.
/4/ Northbrook Life Insurance Company's parent company is Allstate Life Insurance Company and its state of incorporation is Arizona.
/5/ American General Life Insurance Company's parent company is American General Corporation and its state of incorporation is Texas.
/6/ AIG Life Insurance Company's parent company is American International Group and its state of incorporation is Delaware.
/7/ Fidelity Investments Life Insurance Company's parent company is FMR Corporation and its state of incorporation is Utah.
/8/ New York Life Insurance and Annuity Corporation's parent company is New York Life Insurance company and its state of incorporation is Delaware.
/9/  Morgan Stanley Dean Witter & Co.'s state of incorporation is Delaware.
/10/ Integrity Life Insurance Company's direct parent is Integrity Holdings,
     Inc., whose direct parent is ARM Financial Group, Inc. The state of incorporation of Integrity Life Insurance Company is Ohio.
/11/ Nationwide Life Insurance Company's parent company is Nationwide Financial
     Services, Inc. and its state of incorporation is Ohio.

As currently required under law, the insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. MSDW will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither MSDW nor the insurance companies are deemed to be in control of the Portfolios.

NET ASSET VALUE FOR THE MONEY MARKET PORTFOLIO
----------------------------------------------

The Money Market Portfolio seeks to maintain a stable net asset value per share of $1.00. The Portfolio uses the amortized cost method of valuing its securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of the Portfolio's per share net asset value at $1.00 is based on the Portfolio's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, the Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the SEC.

The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Directors.

In the event of a deviation of over 1/2 of 1% between the Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a net asset value per share as determined by using available market quotations.

The Money Market Portfolio values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the net asset value per share of the Portfolio will ordinarily remain at $1.00, but the Portfolio's daily dividends will vary in amount. Net realized gains, if any, will normally be declared and paid monthly.

PORTFOLIO TRANSACTIONS
----------------------

The policy of the Fund regarding purchase and sales of securities for its Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisers from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisers rely upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the Fund's policies, the Advisers effect transactions with those brokers and dealers who the Advisers believe provide the most favorable prices and are capable of providing efficient executions. If the Advisers believe such prices and executions are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or Advisers. Such services may include, but are not limited to, any one or more of the following: reports on industries and companies, economic analyses and review of business conditions, portfolio strategy, analytic computer software, account performance services, computer terminal and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities, availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of such transactions. During the fiscal year ended December 31, 1998, the Fund directed the payment of $______ in brokerage commissions to brokers because of research services provided.

The information and services received by the Advisers from brokers and dealers may be of benefit to them in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying decrees and would generally reduce the amount of research or services otherwise performed by the Advisers and thereby reduce their expenses, it is of indeterminable value and the advisory fees paid to an Adviser is not reduced by any amount that may be attributable to the value of such services.

Portfolio securities will not be purchased from, or through, or sold to or through, the Advisers or MSDW or any of its affiliates when such entities are acting as principals, except to the extent permitted by law.

BROKERAGE FEES

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley and its affiliates for the fiscal years ended December 31, 1998.

--------------------------------------------------------------------------------------------------------------------------------
                                             BROKERAGE COMMISSIONS PAID DURING FISCAL YEAR ENDED DECEMBER 31, 1998
                        --------------------------------------------------------------------------------------------------------
                                          COMMISSIONS PAID TO MORGAN STANLEY                 COMMISSIONS PAID TO DWR
                                        ----------------------------------------------------------------------------------------
                                                                     PERCENT OF                                   PERCENT OF
                            TOTAL                     PERCENT OF        TOTAL                      PERCENT OF       TOTAL
                         COMMISSIONS      TOTAL         TOTAL          BROKERED        TOTAL         TOTAL         BROKERED
PORTFOLIO*                  PAID        COMMISSIONS   COMMISSIONS    TRANSACTIONS    COMMISSIONS   COMMISSIONS   TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Fixed Income
--------------------------------------------------------------------------------------------------------------------------------
High Yield
--------------------------------------------------------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt
--------------------------------------------------------------------------------------------------------------------------------
Global Equity
--------------------------------------------------------------------------------------------------------------------------------
International Magnum
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
Asian Equity
--------------------------------------------------------------------------------------------------------------------------------

    * The Money Market, Latin American, Balanced, Core Equity, International Fixed Income, Mid Cap Growth and Multi-Asset-Class Portfolios were not operational in the fiscal year ended December 31, 1998, and consequently, no brokerage fees were paid by these Portfolios.

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley and its affiliates for the fiscal years ended December 31, 1997.

-------------------------------------------------------------------------------------------------------------------------------
                                             BROKERAGE COMMISSIONS PAID DURING FISCAL YEAR ENDED DECEMBER 31, 1997
                        --------------------------------------------------------------------------------------------------------
                                         COMMISSIONS PAID TO MORGAN STANLEY               COMMISSIONS PAID TO DWR
                                       -----------------------------------------------------------------------------------------
                                                                    PERCENT OF                                  PERCENT OF
                            TOTAL                     PERCENT OF      TOTAL                     PERCENT OF         TOTAL
                         COMMISSIONS      TOTAL         TOTAL        BROKERED        TOTAL        TOTAL          BROKERED
PORTFOLIO*                   PAID      COMMISSIONS   COMMISSIONS   TRANSACTIONS   COMMISSIONS   COMMISSIONS    TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Fixed Income                 ---/1/
--------------------------------------------------------------------------------------------------------------------------------
High Yield                   ---/1/
--------------------------------------------------------------------------------------------------------------------------------
Equity Growth                ---/1/
--------------------------------------------------------------------------------------------------------------------------------
Value                        ---/1/
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                ---/1/
--------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate             ---/2/
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt        ---/3/
--------------------------------------------------------------------------------------------------------------------------------
Global Equity                ---/1/
--------------------------------------------------------------------------------------------------------------------------------
International Magnum         ---/1/
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
Asian Equity                 ---/2/
--------------------------------------------------------------------------------------------------------------------------------

* The Money Market, Latin American, Balanced, Core Equity, International Fixed Income, Mid Cap Growth and Multi-Asset-Class Portfolios were not operational in the fiscal year ended December 31, 1997, and consequently, no brokerage fees were paid by these Portfolios.
/1/  For the period from January 2, 1997 to December 31, 1997.
/2/  For the period from March 3, 1997 to December 31, 1997.
/3/  For the period from June 16, 1997 to December 31, 1997.

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley and its affiliates for the period from October 1, 1996 (commencement of operations) through December 31, 1996.

--------------------------------------------------------------------------------------------
                            BROKERAGE COMMISSIONS PAID FOR THE PERIOD FROM OCTOBER 1, 1996
                              (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1996
--------------------------------------------------------------------------------------------
                                                   COMISSIONS PAID TO MORGAN STANLEY
                                           -------------------------------------------------
                                                                            PERCENT OF
                              TOTAL                          PERCENT OF        TOTAL
                           COMMISSIONS        TOTAL            TOTAL          BROKERED
PORTFOLIO*                    PAID         COMMISSIONS      COMMISSIONS     TRANSACTIONS
--------------------------------------------------------------------------------------------
Emerging Markets Equity       ---
--------------------------------------------------------------------------------------------

* The Emerging Markets Equity Portfolio was the only Portfolio operational in the fiscal year ended December 31, 1996.

PORTFOLIO TURNOVER

The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs.

PERFORMANCE INFORMATION
-----------------------

Performance figures for the Portfolios may be quoted from time to time to illustrate their past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be quoted but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

Total return on an investment in the Portfolios may be advertised from time to time. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

These total returns are calculated according to the following formula:

P(1 + T)/n/ = ERV

where:

P    =    a hypothetical initial payment of $1,000

T    =    average annual total return

n    =    number of years

ERV  =    ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

PERFORMANCE CHART

The following table shows the total return numbers for the one year ended December 31, 1998 and the average annual total return since inception for each of the Portfolios.*

   ------------------------------------------------------------------------------------------
                                                                             Average Annual
                                                 Average Annual Total        Total
                                  Inception      Return One Year ended       Return Since
     Name of Portfolio*           Date           12/31/98                    Inception
     -----------------            ---------      ---------------------       ------------
   ------------------------------------------------------------------------------------------
     Fixed Income                 1/02/97
   ------------------------------------------------------------------------------------------
     High Yield                   1/02/97
   ------------------------------------------------------------------------------------------
     Equity Growth                1/02/97
   ------------------------------------------------------------------------------------------
     Value                        1/02/97
   ------------------------------------------------------------------------------------------
     Mid Cap Value                1/02/97
   ------------------------------------------------------------------------------------------
     U.S. Real Estate             3/03/97
   ------------------------------------------------------------------------------------------
     Emerging Markets Debt        6/16/97
   ------------------------------------------------------------------------------------------
     Global Equity                1/02/97
   ------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------
                                                                             Average Annual
                                                 Average Annual Total        Total
                                  Inception      Return One Year ended       Return Since
     Name of Portfolio*           Date           12/31/98                    Inception
     -----------------            ---------      ---------------------       ------------
   ------------------------------------------------------------------------------------------
     International Magnum         1/02/97
   ------------------------------------------------------------------------------------------
     Emerging Markets Equity      10/01/97
   ------------------------------------------------------------------------------------------
     Asian Equity                 3/03/97
   ------------------------------------------------------------------------------------------

* The Money Market, Latin American, Balanced, Core Equity, International Fixed Income, Mid Cap Growth and Multi-Asset-Class Portfolios were not operational in the fiscal year ended December 31, 1998. Consequently, total return numbers are not available.

CALCULATION OF YIELD FOR NON-MONEY MARKET FIXED INCOME PORTFOLIOS

Portfolio yield may be advertised from time to time.

Current yield reflects the income per share earned by a Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

Yield is obtained using the following formula:

               Yield =  2[(a-b + 1)/6/-1]
                        -----------
                             cd
where:

a =  dividends and interest earned during the period

b =  expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

d =  the maximum offering price per share on the last day of the period.

CALCULATION OF YIELD FOR THE MONEY MARKET PORTFOLIO

The current yield of the Money Market Portfolio is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence. differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

COMPARISONS

To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios and that the indices and averages are generally unmanaged and do not reflect the deduction of any fees or expenses. In addition, there can be no assurance that the relative performance of the Fund to such averages and indices will continue.

GENERAL PERFORMANCE INFORMATION
-------------------------------

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, the investment performance of a Portfolio may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, Morningstar, Inc. may be quoted in advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Performance of these capital markets may be used in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

Advertisements may include charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives.

Advertisements may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing. such as asset allocation, diversification, risk tolerance, goal setting questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). In addition, advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by MSDW Investment Management and MAS; and the portfolio managers' goals, strategies and investment techniques.

Advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. Discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries, may be included in advertisements. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of MSDW Investment Management and MAS as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios' advertisements may quote various measures of volatility and benchmark correlation and the measures may be compared to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Portfolios may also advertise their current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolios may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

GENERAL INFORMATION
-------------------

DESCRIPTION OF SHARES AND VOTING RIGHTS

The Fund's Articles of Incorporation permit the Directors to issue 9.5 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of' shares. Currently the Fund consists of shares of 18 Portfolios.

The shares of each Portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see discussion under "Taxes" in this Statement of Additional Information). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted. Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution.

As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically received in additional shares of such class of that Portfolio of the Fund at the net asset value as of the business day following the record date. This automatic reinvestment of dividends and distributions will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

CUSTODY ARRANGEMENTS

Chase serves as the Custodian of the assets of the Portfolios. Chase is not an affiliate of either of the Advisers or the Distributor. In maintaining custody of foreign assets held outside the United States, Chase employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

Prior to ______________, Morgan Stanley Trust Company acted as the Fund's custodian for foreign assets held outside the United States. MSTC, an affiliate of MSDW, received custody fees of _____ for the period from _____, 1998 through _____, 1998.

In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

LEGAL MATTERS

Morgan, Lewis & Bockius LLP serves as legal counsel to the Fund.

DESCRIPTION OF RATINGS
----------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-l --best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2--high quality with margins of protection ample although not so large as in the preceding group; MIG-3--favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1")--Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: SP-1+--very strong capacity to pay principal and interest; SP-2--strong capacity to pay principal and interest.

DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+--this designation indicates the degree of safety regarding timely payment is overwhelming. A-1-- this designation indicates the degree of safety regarding timely payment is very strong.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

AAA -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:

AAA -- Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

FINANCIAL STATEMENTS
--------------------

The Fund's financial statements for the fiscal year ended December 31, 1998, including the notes thereto and the report of _________________________, are herein incorporated by reference from the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report must accompany the delivery of this Statement of Additional Information.

                         [INSERT FINANCIAL STATEMENTS]

PART C.   OTHER INFORMATION
          -----------------

Item 23.  Exhibits

     (a) (1) Articles of Incorporation between Registrant and Morgan Stanley Asset Management Inc. are incorporated by reference to Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

          (2) Articles of Amendment to Articles of Incorporation (changing "Growth Portfolio" to "Equity Growth Portfolio") are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-97-004685) on June 24, 1997.

          (3) Articles Supplementary to Articles of Incorporation (adding Latin American Portfolio and increasing number of authorized shares) are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-00610) on April 15, 1998.

          (4) Articles of Amendment to Articles of Incorporation (changing name of the Fund and one of the Fund's investment advisers) are filed herewith.

     (b) By-laws are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Equity Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
               7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000074) on January 28, 1998.

          (2) Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed Income, High Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is filed herewith.

          (3) Supplement to Investment Advisory Agreement (adding Latin American Portfolio) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
               7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.


     (e) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.


     (f)  Not applicable.

  (g) (1) Form of Domestic Mutual Fund Custody Agreement between Registrant and Chase Manhattan Bank, N.A. is filed herewith.

      (2) Form of International Custody Agreement between the Registrant and Morgan Stanley Trust Company (as assumed by The Chase Manhattan Bank, N.A.) is incorporated by reference to Exhibit 8(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.


  (h) (1) Form of Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. is incorporated by reference to Exhibit 9(a) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.


      (2) Form of Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit 9(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.


      (3) Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and Chase Global Funds Services Company is filed herewith.

      (4) Form of Sub-Administration Agreement between Miller Anderson & Sherrerd LLP and Chase Global Funds Services Company is incorporated by reference to Exhibit 9(d) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.


  (i) Opinion of Counsel is incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.


  (j) Consent of PricewaterhouseCoopers LLP (formerly, Price Waterhouse, LLP), Independent Accountants is incorporated by reference to Exhibit 11 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

  (k) Not applicable.

  (l) Not applicable.

  (m) Not applicable.

  (n) Financial Data Schedules are filed herewith.

  (o) Not applicable.

  (p) Powers of Attorney are incorporated by reference to Exhibit 24 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on
      Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

____________________________

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          Provide a list or diagram of all persons directly or indirectly
          ---------------------------------------------------------------
controlled by or under common control with the Registrant.  For any person
--------------------------------------------------------------------------
controlled by another person, disclose the percentage of voting securities owned
--------------------------------------------------------------------------------
by the immediately controlling person or other basis of that person's control.
-------------------------------------------------------------------------------
For each company, also provide the state or other sovereign power under the laws
--------------------------------------------------------------------------------
of which the company is organized.
----------------------------------

          As of January 11, 1999 Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation located at 1585 Broadway, New York, New York 10036, owned of record 42% of the outstanding voting securities of the Asian Equity Portfolio. MSDW will vote shares of the Portfolios that it owns in the same proportion as shares of the Portfolios are voted by insurance companies. Insurance companies vote shares of the Portfolios held in their separate accounts in accordance with voting instructions of their variable annuity contract and variable life insurance policy owners. Accordingly, MSDW is not viewed as in control of the Portfolios and therefore MSDW's affiliates are not viewed as under common control with the Portfolios.


Item 25.  Indemnification
          ---------------

          State the general effect of any contract, arrangements or statute
          -----------------------------------------------------------------
under which any director, officer, underwriter or affiliated person of the
--------------------------------------------------------------------------
Registrant is insured or indemnified against any liability incurred in their
----------------------------------------------------------------------------
official capacity, other than insurance provided by any director, officer,
--------------------------------------------------------------------------
affiliated person, or underwriter for their own protection.
----------------------------------------------------------

          Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Advisers
          -----------------------------------------------------

          Describe any other business, profession, vocation or employment of a
          --------------------------------------------------------------------
substantial nature in which the investment adviser and each director, officer or
--------------------------------------------------------------------------------
partner of the investment adviser, is or has been, engaged within the last two
------------------------------------------------------------------------------
fiscal years for his or her own account or in the capacity of director, officer,
--------------------------------------------------------------------------------
employee, partner or trustee.  (Disclose the name and principal business address
--------------------------------------------------------------------------------
of any company for which a person listed above serves in the capacity of
------------------------------------------------------------------------
director, officer, employee, partner or trustee, and the nature of the
----------------------------------------------------------------------
relationship.)
--------------


          Reference is made to the caption "Management of the Fund--Investment Advisers" in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and "Management of the Fund" in Part B which is incorporated by reference to this Registration Statement.

     Listed below are the officers and Directors of Morgan Stanley Dean Witter Investment Management Inc.:

   NAME AND POSITION WITH MSDW
    INVESTMENT MANAGEMENT, INC.          NAME OF OTHER COMPANY         POSITION WITH OTHER COMPANY
----------------------------------  -------------------------------  -------------------------------
Barton M. Biggs                     Morgan Stanley & Co.             Managing Director
Chairman, Director and              Incorporated
 Managing Director

Dennis G. Sherva                    Morgan Stanley & Co.             Managing Director
Director and Managing Director      Incorporated

Harold J. Schaaff, Jr.              Morgan Stanley & Co.             Principal
General Counsel, Secretary and      Incorporated
 Principal

Donald P. Ryan                      Morgan Stanley & Co.             Principal
Compliance Officer and Principal    Incorporated

Alexander C. Frank                  Morgan Stanley & Co.             Managing Director
Treasurer                                    Incorporated

Marna C. Whittington                Miller Anderson & Sherrerd, LLP  Executive Committee Member
Chief Operating Officer,
 Managing Director and Member
 of Executive Committee

Richard B. Worley                   Miller Anderson & Sherrerd, LLP  Portfolio Manager and
President, Director and Member                                       Executive Committee Member
 of Executive Committee
                                    MAS Fund Distribution, Inc.      Registered Representative

                                    Morgan Stanley & Co.             Managing Director
                                    Incorporated

Peter D. Caldecott                  Morgan Stanley Dean Witter       Managing Director
Managing Director and Member        Investment Management Limited
 of Executive Committee

Thomas L. Bennett                   Morgan Stanley & Co.             Managing Director
Member of Executive Committee       Incorporated
 and Portfolio Manager
                                    MAS Fund Distribution, Inc.      Director

                                    Miller Anderson & Sherrerd, LLP  Portfolio Manager

Frank P. L. Minard                  Morgan Stanley & Co.             Managing Director
Managing Director and Member        Incorporated
 of Executive Committee

Alan E. Goldberg                    Morgan Stanley & Co.             Managing Director
Member of Executive Committee       Incorporated

     In addition, MSDW Investment Management acts as investment adviser or sub-adviser to the following registered investment companies: American Advantage International Equity Fund; Fountain Square International Equity Fund; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc; Morgan Stanley Africa Investment

Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; Morgan Stanley High Yield Fund, Inc.; Morgan Stanley Russia and New Europe Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; certain portfolios of Morgan Stanley Dean Universal Funds, Inc.; Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Aggressive Growth Asset Allocation Fund, Inc.; Accounts of Principal Variable Contracts Fund, Inc.; certain portfolios of the SunAmerica Series Trust; Fortis Series Fund, Inc.; - Global Asset Allocation Series; Morgan Stanley Dean Witter International Fund; Morgan Stanley Dean Witter International SmallCap Fund; Morgan Stanley Dean Witter Pacific Growth Fund, Inc.; Morgan Stanley Dean Witter Real Estate Fund; Morgan Stanley Dean Witter Variable Investment Series - Pacific Growth Portfolio; Morgan Stanley Dean Witter Japan Fund, Inc.; Morgan Stanley Dean Witter European Growth Fund Inc.; Morgan
Stanley Dean Witter Variable Investment Series - European Growth Portfolio; Morgan Stanley Dean Witter Growth Fund; Morgan Stanley Dean Witter Select Dimensions Investment Series -- The Growth Portfolio; Morgan Stanley Dean Witter Worldwide High Income Fund; Endeavor Series Trust - Endeavor Money Market Portfolio; Endeavor Series Trust - Endeavor Asset Allocation Portfolio; EQ Advisors Trust - Morgan Stanley Emerging Markets Equity Portfolio; Frank Russell Investment Company - Diversified Equity Fund; Frank Russell Investment Company - Equity I Fund; NASL Series Trust - Global Equity Trust; New England Zenith Fund
- Morgan Stanley International Magnum Equity Series; North American Funds - Global Equity Fund; Pacific Select Fund - The International Portfolio; Pacific Select Fund - Real Estate Investment Trust ("REIT") Portfolio; SEI Institutional Investments Trust - Emerging Markets Equity Fund; SEI Institutional International Trust - Emerging Markets Equity Portfolio; Style Select Series Inc. - Large Cap Blend Portfolio; TCW/DW Emerging Markets Opportunities Trust; Van Kampen World Portfolio Series Trust - Global Government Securities Fund; Van Kampen Life Investment Trust - Global Equity Fund; Van Kampen Life Investment Trust - Real Estate Securities Fund; Van Kampen Global Managed Assets Fund; Van Kampen Real Estate Securities Fund; certain portfolios of Van Kampen Series Fund, Inc.

     MAS is a Pennsylvania limited liability partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors as well as serving as investment adviser to MAS Funds, a registered investment company.

 NAME AND POSITION WITH MSDW
  INVESTMENT MANAGEMENT, INC.          NAME OF OTHER COMPANY        POSITION WITH OTHER COMPANY
-------------------------------  ---------------------------------  ---------------------------
Richard Brown Worley             Morgan Stanley & Co. Incorporated  Managing Director
   Portfolio Manager             Morgan Stanley Dean Witter         Portfolio Manager
   Executive Committee Member    Investment Management, Inc.
                                 MAS Fund Distribution, Inc.        Registered Representative

Thomas Leonard Bennett           Morgan Stanley Universal Funds     Director
  Portfolio Manager              Morgan Stanley & Co. Incorporated  Managing Director
  Executive Committee Member     Morgan Stanley Dean Witter         Portfolio Manager
                                 Investment Management, Inc.
                                 MAS Funds                          Chairman
                                 MAS Fund Distribution, Inc.        Director

Gilbert Schlarbaum               Morgan Stanley & Co. Incorporated  Managing Director
  Portfolio Manager              Morgan Stanley Dean Witter         Portfolio Manager
  Executive Committee Member     Investment Management, Inc.
                                 MAS Fund Distribution, Inc.        Director

Robert J. Marcin                 Morgan Stanley Asset Management,   Portfolio Manager
  Portfolio Manager              Inc.                               Managing Director
  Executive Committee Member     Morgan Stanley & Co. Incorporated  Registered Representative
                                 MAS Fund Distribution, Inc.

Marna C. Whittington             Morgan Stanley & Co. Incorporated  Managing Director
  Executive Committee Member     MAS Fund Distribution, Inc.        CEO
                                 Rohm Haas                          Director

Item 27.      Principal Underwriters
              ----------------------

       (a) State the name of each investment company (other than the Registrant)
           ---------------------------------------------------------------------
for which each principal underwriter currently distributing securities of the
-----------------------------------------------------------------------------
Registrant also acts as a principal underwriter, depositor or investment
------------------------------------------------------------------------
adviser.
--------


          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Universal Funds, Inc., Morgan Stanley Dean Witter Institutional Fund, Inc. and Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.

     (b) Provide the information with respect to each director, officer or
         -----------------------------------------------------------------
partner of each principal underwriter named in answer to Item 20.
-----------------------------------------------------------------


 Name and Principal Business      Position and Offices with     Position and Offices
          Address*                  Principal Underwriter         with Registrant
----------------------------------------------------------------------------------------------------
Barton M. Biggs                 Chairman and Director           Chairman and Director
----------------------------------------------------------------------------------------------------
Bruce D. Fiedorek               Director and Vice Chairman
----------------------------------------------------------------------------------------------------
Richard B. Fisher               Director and Chairman
                                of the Board
----------------------------------------------------------------------------------------------------
Takeo Kani                      Director
----------------------------------------------------------------------------------------------------
Peter F. Karches                Director and
                                President and Chief Operating
                                Officer
----------------------------------------------------------------------------------------------------
John J. Mack                    Director
----------------------------------------------------------------------------------------------------
Robert A. Metzler               Director
----------------------------------------------------------------------------------------------------
Stephan F. Newhouse             Director and Vice Chairman
----------------------------------------------------------------------------------------------------
Ralph L. Pellechio              Director and General Counsel
                                and Secretary
----------------------------------------------------------------------------------------------------
Joseph R. Perella               Director
----------------------------------------------------------------------------------------------------
Robert G. Scott                 Director and Chief Financial
                                Officer
----------------------------------------------------------------------------------------------------
John S. Wadsworth, Jr.          Director
----------------------------------------------------------------------------------------------------
Sir David Alan Walker           Director
----------------------------------------------------------------------------------------------------
J. Steven W. Ward               Director
----------------------------------------------------------------------------------------------------


* Morgan Stanley & Co. Incorported
  1585 Broadway
  New York, NY 10036

Item 28.      Location of Accounts and Records
              --------------------------------

            State the name and address of each person maintaining principal
            ---------------------------------------------------------------
possession of each account, book or other document required to be maintained by
-------------------------------------------------------------------------------
section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that
----------------------------------------------------------------------------
section.
--------

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208-2798; and the Registrant's custodian banks, including sub-custodians.


Item 29.      Management Services
              -------------------

            Provide a summary of the substantive provisions of any management-
            -----------------------------------------------------------------
related service contract not discussed in Part A or Part B, disclosing the
--------------------------------------------------------------------------
parties to the contract and the total amount paid and by whom, for the Fund's
-----------------------------------------------------------------------------
last three fiscal years.
------------------------

          Each of MSDW Investment Management and MAS have entered into Sub-Administration Agreements with Chase Global Funds Services Companies ("Chase") (filed as Exhibit Nos. 9(c) and 9(d) to Pre-Effective Amendment No.1 to the Registration Statement) pursuant to which Chase will provide fund administration, fund accounting and transfer agency services to specified Portfolios of the Registrant.

Item 30.      Undertakings
              ------------

            In initial registration statements filed under the Securities Act,
            ------------------------------------------------------------------
provide an undertaking to file an amendment to the registration statement with
------------------------------------------------------------------------------
certified financial statements showing the initial capital received before
--------------------------------------------------------------------------
accepting subscriptions from more than 25 persons if the Fund intends to raise
------------------------------------------------------------------------------
its initial capital under section 14(a)(3)[15U.S.C. 80a-14(a)(3)].
------------------------------------------------------------------

          (a) Not Applicable.

          (b) Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

          (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on January 27, 1999.


               MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

                    By:   /s/Michael F. Klein
                         ------------------------------
                         Michael F. Klein
                         President and Director


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title(s)                   Date
---------                       --------                   ----

/s/ Michael F. Klein            Director, President   January 27, 1999
------------------------------  (Chief Executive
Michael F. Klein                Officer)

*/s/ Barton M. Biggs            Director (Chairman)   January 27, 1999
------------------------------
Barton M. Biggs

*/s/ Fergus Reid                Director              January 27, 1999
------------------------------
Fergus Reid

*/s/ Frederick O. Robertshaw    Director              January 27, 1999
------------------------------
Frederick O. Robertshaw

*/s/ Andrew McNally, IV         Director              January 27, 1999
------------------------------
Andrew McNally, IV

*/s/ John D. Barrett, II        Director              January 27,1999
------------------------------
John D. Barrett, II

*/s/ Gerard E. Jones            Director              January 27, 1999
------------------------------
Gerard E. Jones

*/s/ Samuel T. Reeves           Director              January 27, 1999
------------------------------
Samuel T. Reeves

/s/ Joanna Haigney              Treasurer             January 27, 1999
------------------------------
Joanna Haigney


*By:     /s/Michael F. Klein
    ------------------------------
         Michael F. Klein
         Attorney-In-Fact

                                 EXHIBIT INDEX
                                 -------------

EDGAR
Exhibit
Number
------
               Description
               -----------

     (a) (1) Articles of Incorporation between Registrant and Morgan Stanley Asset Management Inc. are incorporated by reference to Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

          (2) Articles of Amendment to Articles of Incorporation (changing "Growth Portfolio" to "Equity Growth Portfolio") are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-97-004685) on June 24, 1997.

          (3) Articles Supplementary to Articles of Incorporation (adding Latin American Portfolio and increasing number of authorized shares) are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-00610) on April 15, 1998.

EX-99     (4)  Articles of Amendment to Articles of Incorporation (changing name of the Fund and one of the Fund's investment advisers) are filed herewith.

     (b) By-laws are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Equity Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
               7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000074) on January 28, 1998.

EX-99     (2)  Investment Advisory Agreement between Registrant and Miller
               Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed
               Income, High Yield, International Fixed Income, Balanced, Multi-
               Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value
               Portfolios is filed herewith.

          (3) Supplement to Investment Advisory Agreement (adding Latin American Portfolio) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
               7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

     (e) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.


     (f)  Not applicable.

EX-99  (g)  (1)  Form of Domestic Mutual Fund Custody Agreement between
                 Registrant and Chase Manhattan Bank, N.A. is filed herewith.


            (2) Form of International Custody Agreement between the Registrant and Morgan Stanley Trust Company (as assumed by The Chase Manhattan Bank, N.A.) is incorporated by reference to Exhibit 8(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.


       (h) (1) Form of Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. is incorporated by reference to
                 Exhibit 9(a) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.


            (2) Form of Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to
                 Exhibit 9(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.


EX-99       (3)  Sub-Administration Agreement between Morgan Stanley Asset
                 Management Inc. and Chase Global Funds Services Company is filed herewith.


            (4) Form of Sub-Administration Agreement between Miller Anderson & Sherrerd LLP and Chase Global Funds Services Company is incorporated by reference to Exhibit 9(d) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.

       (i) Opinion of Counsel is incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-005973) on September 16, 1996.

       (j)  Consent of PricewaterhouseCoopers LLP (formerly, Price Waterhouse,
            LLP), Independent Accountants is incorporated by reference to
            Exhibit 11 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
            7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

       (k)  Not applicable.

       (l)  Not applicable.

       (m)  Not applicable.

EX-27  (n)  Financial Data Schedules are filed herewith.

       (o)  Not applicable.

       (p) Powers of Attorney are incorporated by reference to Exhibit 24 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.